UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Bell, Boyd & Lloyd LLC
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2006

Date of reporting period: 09/30/2006

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (94.54%)
Consumer Discretionary (6.32%)
AutoNation Inc. (a)	4,751	$99,296
Carnival Corp.	3,000	141,090
Clear Channel Communications Inc.	13,800	398,130
Dollar Tree Stores Inc. (a)	3,600	111,456
General Motors Corp.	6,900	229,494
Hanesbrands Inc. (a)	6,212	139,832
Jarden Corp. (a)	12,100	398,937
Johnson Controls Inc.	3,500	251,090
Leggett & Platt Inc.	9,300	232,779
McDonald’s Corp.	2,900	113,448

		2,115,552

Consumer Staples (10.91%)
Altria Group Inc.	13,800	1,056,390
Avon Products Inc.	6,900	211,554
General Mills Inc.	4,000	226,400
Kraft Foods Inc. Class A	26,200	934,292
Sara Lee Corp.	49,700	798,679
Unilever NV New York Shares	17,400	426,996

		3,654,311

Energy (5.95%)
Chevron Corp.	5,100	330,786
Exxon Mobil Corp.	4,700	315,370
Royal Dutch Shell PLC ADR Class A	1,300	85,930
Royal Dutch Shell PLC ADR Class B	11,900	813,722
Transocean Inc. (a)	6,100	446,703

		1,992,511

Financials (30.83%)
American International Group Inc.	8,400	556,584
AmeriCredit Corp. (a)	11,500	287,385
Berkshire Hathaway Inc. Class A (a)	2	191,600
Capital One Financial Corp.	5,900	464,094
Chubb Corp.	4,400	228,624
Everest Re Group Ltd.	900	87,777
Fifth Third Bancorp	9,600	365,568
General Growth Properties Inc.	12,900	614,685
Goldman Sachs Group Inc.	900	152,253
Hartford Financial Services Group Inc.	3,700	320,975
Host Hotels & Resorts Inc.	10,000	229,300
Hudson City Bancorp Inc.	42,000	556,500
IndyMac Bancorp Inc.	11,000	452,760
JPMorgan Chase & Co.	26,700	1,253,832
Marsh & McLennan Companies Inc.	29,000	816,350
Merrill Lynch & Co. Inc.	3,700	289,414
RenaissanceRe Holdings Ltd.	6,100	339,160
SLM Corp.	1,400	72,772
St. Paul Travelers Co. Inc.	2,100	98,469
Wachovia Corp.	13,300	742,140
Washington Mutual Inc.	24,600	1,069,362
Wells Fargo & Co.	22,400	810,432

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
XL Capital Ltd. Class A	4,700	$322,890

		10,322,926

Health Care (9.62%)
AstraZeneca PLC ADR	7,400	462,500
Eli Lilly & Co.	1,900	108,300
Merck & Co. Inc.	20,300	850,570
Pfizer Inc.	21,000	595,560
Sanofi-Aventis ADR	1,300	57,811
Triad Hospitals Inc. (a)	9,600	422,688
WellPoint Inc. (a)	9,400	724,270

		3,221,699

Industrials (8.02%)
3M Co.	4,300	320,006
American Standard Cos. Inc.	3,000	125,910
Emerson Electric Co.	2,600	218,036
General Electric Co.	31,900	1,126,070
Hubbell Inc. Class B	2,500	119,750
Illinois Tool Works Inc.	3,400	152,660
Raytheon Co.	2,000	96,020
Siemens AG ADR	2,100	182,910
Tyco International Ltd.	7,000	195,930
Union Pacific Corp.	1,700	149,600

		2,686,892

Materials (4.93%)
Air Products & Chemicals Inc.	3,100	205,747
Alcoa Inc.	10,900	305,636
E.I. du Pont de Nemours and Co.	2,800	119,952
International Paper Co.	11,600	401,708
Lyondell Chemical Co.	7,900	200,423
Methanex Corp.	5,200	126,568
The Dow Chemical Co.	7,500	292,350

		1,652,384

Technology (9.32%)
Affiliated Computer Services Inc. Class A (a)	4,200	217,812
Fairchild Semiconductor International Inc. (a)	22,800	426,360
Flextronics International Ltd. (a)	43,000	543,520
Hewlett-Packard Co.	7,600	278,844
Intel Corp.	46,300	952,391
International Rectifier Corp. (a)	2,100	73,164
Jabil Circuit Inc.	5,700	162,849
Sun Microsystems Inc. (a)	93,900	466,683

		3,121,623

Telecommunication Services (4.43%)
AT&T Inc.	19,800	644,688

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Sprint Nextel Corp.	20,700	$355,005
Verizon Communications Inc.	13,000	482,690

		1,482,383

Utilities (4.21%)
CMS Energy Corp. (a)	19,900	287,356
Duke Energy Corp.	6,100	184,220
Equitable Resources Inc.	3,900	136,422
Exelon Corp.	6,200	375,348
MDU Resources Group Inc.	3,900	87,126
NiSource Inc.	9,200	200,008
Pinnacle West Capital Corp.	3,100	139,655

		1,410,135

Total Common Stocks
(cost $29,260,612)		31,660,416

Short-term Investments (5.33%)
JPMorgan Treasury Plus Money Market Fund (b)	1,783,663	1,783,663

Total Short-term Investments
(cost $1,783,663)		1,783,663

TOTAL INVESTMENTS (99.87%)
(cost $31,044,275)		33,444,079
OTHER ASSETS, NET OF LIABILITIES (0.13%)		43,327

NET ASSETS (100.00%)		$33,487,406

(a)	Non-income producing security.

(b)	Investment in this registered investment company by the Fund was reduced below 5% of total assets subsequent to September 30, 2006 due to an investment restriction included in the Trust’s Statement of Additional Information.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (94.06%)
Consumer Discretionary (18.07%)
American Axle & Manufacturing Holdings Inc.	16,800	$280,392
Arbitron Inc.	8,400	310,884
Beazer Homes USA Inc.	2,000	78,080
Blue Nile Inc. (a)	1,300	47,255
California Pizza Kitchen Inc. (a)	5,900	176,587
Citadel Broadcasting Corp.	4,200	39,480
Citi Trends Inc. (a)	2,600	89,726
Fossil Inc. (a)	8,000	172,320
Four Seasons Hotels Inc.	10,000	638,500
Franklin Covey Co. (a)	9,700	53,253
Harte-Hanks Inc.	3,100	81,685
Hovnanian Enterprises Inc. (a)	2,900	85,086
J Crew Group Inc. (a)	2,600	78,182
Jarden Corp. (a)	11,100	365,967
Lithia Motors Inc. Class A	2,900	71,688
MDC Holdings Inc.	1,700	78,965
MDU Communications Inc. (a)	274,600	203,204
Morton’s Restaurant Group Inc. (a)	4,000	61,640
Nautilus Inc.	11,100	152,625
Orient Express Hotels Ltd. Class A	11,500	429,870
Progressive Gaming International Corp. (a)	10,900	89,380
Radio One Inc. Class D (a)	11,800	73,750
Restoration Hardware Inc. (a)	20,700	179,469
Russ Berrie & Co. Inc. (a)	2,400	36,576
Scientific Games Corp. Class A (a)	10,500	333,900
Six Flags Inc. (a)	23,300	121,859
Smith & Wesson Holding Corp. (a)	2,500	34,700
Stage Stores Inc.	6,900	202,446
Steiner Leisure Ltd. (a)	1,400	58,870
Tarragon Corp.	17,200	179,052
Texas Roadhouse Inc. Class A (a)	9,200	112,976

		4,918,367

Consumer Staples (1.42%)
Bare Escentuals Inc. (a)	3,800	103,170
Interstate Bakeries Corp. (a)	11,400	33,060
Prestige Brands Holdings Inc. (a)	2,500	27,850
Tootsie Roll Industries Inc.	4,635	135,852
WD-40 Co.	2,400	85,608

		385,540

Energy (7.79%)
Alpha Natural Resources Inc. (a)	16,600	261,616
Bill Barrett Corp. (a)	1,500	36,840
Core Laboratories NV (a)	2,000	127,600
Delta Petroleum Corp. (a)	55,200	1,243,104
Encore Acquisition Co. (a)	3,100	75,454
Goodrich Petroleum Corp. (a)	1,300	39,156
Helmerich & Payne Inc.	2,200	50,666
Hydril (a)	1,500	84,090

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Newpark Resources Inc. (a)	11,400	$60,762
Rentech Inc. (a)	21,100	97,693
Swift Energy Co. (a)	1,000	41,820

		2,118,801

Financials (18.39%)
Allied World Assurance Holdings Ltd. (a)	4,900	197,960
American Financial Realty Trust	4,600	51,336
Annaly Capital Management Inc.	12,300	161,622
Anthracite Capital Inc.	4,400	56,584
Bancshares of Florida Inc. (a)	9,100	191,828
Banner Corp.	12,100	496,584
Cardinal Financial Corp.	15,100	165,496
Columbia Banking Systems Inc.	12,508	400,381
Equity Inns Inc.	4,700	74,824
Evercore Partners Inc. (a)	4,200	120,960
Federal Agricultural Mortgage Corp. Class C	6,900	182,643
Franklin Bank Corp. (a)	6,100	121,268
Gramercy Capital Corp.	7,700	194,117
Heritage Financial Corp.	4,500	117,180
International Securities Exchange Holdings Inc.	7,200	337,608
LaSalle Hotel Properties	1,400	60,676
Medallion Financial Corp.	5,600	61,768
MFA Mortgage Investments Inc.	7,100	52,895
Montpelier Re Holdings Ltd.	4,300	83,377
optionsXpress Holdings Inc.	2,700	75,276
ProAssurance Corp. (a)	1,800	88,704
Provident Bankshares Corp.	4,800	177,840
Seacoast Banking Corp. of Florida	12,900	389,580
Security Capital Assurance Ltd. (a)	16,700	399,965
Southcoast Financial Corp. (a)	6,380	135,575
Tanger Factory Outlet Centers Inc.	4,800	170,976
Trammell Crow Co. (a)	12,000	438,120

		5,005,143

Health Care (7.72%)
Atherogenics Inc. (a)	8,600	113,262
Dexcom Inc. (a)	3,800	42,294
Exelixis Inc. (a)	15,300	133,263
Human Genome Sciences Inc. (a)	31,500	363,510
Incyte Corp. (a)	35,400	149,742
Matria Healthcare Inc. (a)	4,600	127,834
Option Care Inc.	25,100	336,089
Pharmacyclics Inc. (a)	17,800	86,508
Pharmion Corp. (a)	6,000	129,300
Renovis Inc. (a)	3,200	44,032
Rigel Pharmaceuticals Inc. (a)	7,400	75,998
VistaCare Inc. Class A (a)	11,200	116,480
Wright Medical Group Inc. (a)	11,000	266,750

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ZymoGenetics Inc. (a)	6,800	$114,716

		2,099,778

Industrials (11.69%)
Actuant Corp. Class A	10,200	511,020
Albany International Corp. Class A	2,000	63,640
Chart Industries Inc. (a)	4,300	52,933
Ducommun Inc. (a)	4,400	82,104
ESCO Technologies Inc. (a)	900	41,436
Exponent Inc. (a)	11,400	190,038
G&K Services Inc. Class A	4,200	153,006
Griffon Corp. (a)	3,300	78,771
Jacuzzi Brands Inc. (a)	11,400	113,886
Jetblue Airways Corp. (a)	31,750	294,322
K&F Industries Holdings Inc. (a)	9,900	185,922
Ladish Co. Inc. (a)	8,000	231,040
RailAmerica Inc. (a)	43,900	479,388
Resources Connection Inc. (a)	11,700	313,443
Tennant Co.	9,600	233,664
Tetra Tech Inc. (a)	4,900	85,358
United Stationers Inc. (a)	1,500	69,765

		3,179,736

Materials (6.70%)
Apex Silver Mines Ltd. (a)	13,400	223,244
AptarGroup Inc.	4,800	244,224
Georgia Gulf Corp.	5,900	161,778
Methanex Corp.	23,000	559,820
Packaging Corp. of America	10,100	234,320
Texas Industries Inc.	7,700	400,862

		1,824,248

Technology (21.01%)
Advanced Energy Industries Inc. (a)	26,000	443,040
Atheros Communications (a)	8,000	145,040
Benchmark Electronics Inc. (a)	10,500	282,240
Credence Systems Corp. (a)	16,400	46,740
CyberSource Corp. (a)	8,800	104,104
Cymer Inc. (a)	4,900	215,159
Dolby Laboratories Inc. Class A (a)	5,800	115,130
Electro Scientific Industries Inc. (a)	11,700	241,020
EMS Technologies Inc. (a)	19,400	364,332
Fairchild Semiconductor International Inc. (a)	11,700	218,790
FEI Co. (a)	2,200	46,442
Intergraph Corp. (a)	1,200	51,456
Kanbay International Inc. (a)	10,600	217,936
Kulicke & Soffa Industries Inc. (a)	28,200	249,288
LoJack Corp. (a)	4,900	95,991
LTX Corp. (a)	22,400	112,224
Measurement Specialties Inc. (a)	14,400	268,560
MIPS Technologies Inc. (a)	10,700	72,225

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
MKS Instruments Inc. (a)	12,600	$255,906
National Instruments Corp.	7,100	194,114
Novatel Wireless Inc. (a)	12,200	117,486
ON Semiconductor Corp. (a)	16,600	97,608
Pixelworks Inc. (a)	6,000	17,700
Riverbed Technology Inc. (a)	3,900	76,050
Rudolph Technologies Inc. (a)	4,900	89,817
Sapient Corp. (a)	80,102	436,556
SCO Group Inc. (a)	10,300	20,909
Semtech Corp. (a)	10,800	137,808
Silicon Laboratories Inc. (a)	500	15,510
Spansion Inc. Class A (a)	3,900	65,013
Stratasys Inc. (a)	1,800	47,538
SupportSoft Inc. (a)	10,100	44,137
TIBCO Software Inc. (a)	7,900	70,942
Traffic.com Inc. (a)	15,800	79,790
Veeco Instruments Inc. (a)	16,500	332,475
WidePoint Corp. (a)	112,700	327,957

		5,717,033

Telecommunication Services (0.40%)
General Communication Inc. Class A (a)	8,700	107,793

Utilities (0.87%)
Pure Cycle Corp. (a)	5,900	42,480
SEMCO Energy Inc. (a)	34,500	194,580

		237,060

Total Common Stocks
(cost $25,785,029)		25,593,499

Short-term Investments (6.42%)
JPMorgan Treasury Plus Money Market Fund (b)	1,747,968	1,747,968

Total Short-term Investments
(cost $1,747,968)		1,747,968

TOTAL INVESTMENTS (100.48%)
(cost $27,532,997)		27,341,467
LIABILITIES, NET OF OTHER ASSETS (-0.48%)		(131,421)

NET ASSETS (100.00%)		$27,210,046

(a)	Non-income producing security.

(b)	Investment in this registered investment company by the Fund was reduced below 5% of total assets subsequent to September 30, 2006 due to an investment restriction included in the Trust’s Statement of Additional Information.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (96.07%)
Australia (2.42%)
Amcor Ltd.	11,838	$65,554
Foster’s Group Ltd.	14,400	69,116
Insurance Australia Group Ltd.	19,976	78,609
Macquarie Bank Ltd.	2,018	104,003
Promina Group Ltd.	13,286	58,719
Qantas Airways Ltd.	20,902	60,911
QBE Insurance Group Ltd.	3,974	72,565
Rinker Group Ltd.	15,113	156,566
Telstra Corp. Ltd.	26,046	72,019
Woolworths Ltd.	7,511	113,414

		851,476

Austria (0.31%)
Erste Bank Der Oester Spark	1,000	62,261
Wienerberger AG	1,000	47,222

		109,483

Belgium (0.88%)
Fortis	3,800	154,195
SES Global FDR Class A	4,000	59,598
UCB SA	1,500	95,389

		309,182

Canada (6.74%)
Abitibi Consolidated Inc.	10,000	24,782
ACE Aviation Holdings Inc. (a)	2,200	68,022
Alcan Inc.	8,200	326,826
Barrick Gold Corp.	9,200	282,624
CAMECO Corp.	7,700	280,583
Canadian Imperial Bank of Commerce	1,000	75,375
Canadian Natural Resources	6,000	273,442
EnCana Corp.	1,300	60,490
Finning International Inc.	2,000	66,938
Magna International Inc. Class A	1,000	72,601
Manulife Financial Corp.	1,600	51,532
Methanex Corp.	3,000	72,709
Potash Corp. of Saskatchewan Inc.	2,600	269,874
Rogers Communications Inc. Class B	1,400	76,654
Royal Bank of Canada	1,600	70,871
Suncor Energy Inc.	2,000	143,485
Telus Corp. Non Voting	1,700	95,209
The Toronto Dominion Bank	1,100	65,365

		2,377,382

Denmark (0.36%)
Novo Nordisk A/S	1,700	126,347

Finland (0.85%)
Neste Oil OYJ	2,600	75,566
Nokia OYJ	3,700	73,473

	Shares	Value
Common Stocks (Cont.)
Finland (Cont.)
UPM-Kymmene OYJ	6,300	$149,709

		298,748

France (11.68%)
Accor SA	2,000	136,315
Air Liquide	550	112,216
AXA	2,100	77,437
BNP Paribas	3,720	400,250
Bouygues	8,915	476,831
Dassault Systemes SA	1,000	56,263
Essilor International	900	92,156
Groupe Danone	1,200	168,448
L’Oreal	2,100	213,299
Lafarge SA	1,700	219,449
Michelin Class B	1,100	80,623
PagesJaunes SA	1,779	50,531
Renault SA	1,600	183,512
Safran SA	1,300	26,277
Sanofi-Aventis	7,900	703,235
Schneider Electric SA	3,000	334,575
Societe Generale Class A	900	143,226
Thales SA	2,700	119,797
Total SA	3,800	249,362
Veolia Environnement	2,650	159,985
Vivendi	3,200	115,362

		4,119,149

Germany (5.30%)
Allianz AG	900	155,757
Altana AG	1,200	66,283
Bayer AG	1,900	96,854
Bayerische Motoren Werke AG	1,100	58,919
Commerzbank AG	2,700	90,900
Continental AG	600	69,570
DaimlerChrysler AG	2,300	114,940
Depfa Bank PLC	4,500	83,083
Deutsche Bank AG	600	72,401
Deutsche Post AG	3,300	86,620
E.On AG	500	59,269
Infineon Technologies AG (a)	5,900	69,952
SAP AG	1,100	218,155
SAP AG Sponsored ADR	500	24,750
Siemens AG	3,200	279,174
Volkswagen AG	3,800	323,713

		1,870,340

Greece (0.11%)
Greek Org of Football Prognostics SA	1,200	40,324

Hong Kong (2.28%)
Bank of East Asia Ltd.	28,800	131,419
BOC Hong Kong Holdings Ltd.	30,500	68,512

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hang Lung Group Ltd.	25,000	$64,340
Hang Lung Properties Ltd.	31,000	66,213
Hong Kong & China Gas Co. Ltd.	24,000	56,252
Li & Fung Ltd.	38,800	96,419
Sun Hung Kai Properties Ltd. (b)	2,000	21,834
Sun Hung Kai Properties Ltd.	6,000	65,501
Swire Pacific Ltd. Class A	22,500	235,089

		805,579

Ireland (0.56%)
CRH PLC	5,800	195,855

Italy (0.58%)
Banca Intesa SpA	13,600	89,504
ENI SpA	2,200	65,196
SanPaolo IMI SpA	2,400	50,671

		205,371

Japan (28.45%)
Advantest Corp.	3,000	148,825
Aeon Co. Ltd.	7,800	191,162
Bank of Yokohama Ltd.	13,000	102,349
Bridgestone Corp.	3,400	68,648
Canon Inc.	2,900	151,230
Daiichi Sanyko Co. Ltd.	3,000	85,079
Elpida Memory Inc. (a) (b)	300	13,613
Elpida Memory Inc. (a)	600	27,225
Fanuc Ltd.	2,900	226,354
Hankyu Hanshin Holdings Inc.	9,000	56,457
Hirose Electric Co. Ltd.	700	92,741
Hoya Corp.	2,400	90,413
Japan Tobacco Inc.	29	112,686
Kao Corp.	5,000	133,333
Keyence Corp.	320	73,685
Millea Holdings Inc. (c)	5,500	191,132
Mitsubishi Corp.	10,800	202,971
Mitsubishi Estate Co. Ltd.	11,000	240,254
Mitsubishi Heavy Industries Ltd.	12,000	49,676
Mitsubishi UFJ Financial Group Inc.	16	205,884
Mitsui & Co. Ltd.	5,000	63,577
Mizuho Financial Group Inc.	63	488,533
Murata Manufacturing Co. Ltd.	1,000	69,418
NGK Spark Plug Co. Ltd.	4,000	79,407
Nikon Corp.	4,000	82,624
Nintendo Co. Ltd.	1,100	226,658
Nippon Electric Glass Co. Ltd.	10,000	220,529
Nippon Telegraph & Telephone Corp.	15	73,651
Nissan Motor Co. Ltd.	27,800	311,360
Nitto Denko Corp.	6,000	355,556
Nomura Holdings Inc.	4,000	70,434
Orix Corp.	1,840	508,580
Rohm Co. Ltd.	800	74,294

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shimamura Co. Ltd.	900	$87,924
Shin-Etsu Chemical Co. Ltd.	1,900	121,278
SMC Corp.	2,200	291,098
Softbank Corp.	31,100	643,721
Sompo Japan Insurance Inc.	9,000	117,867
Sony Corp.	1,700	68,792
Sumitomo Corp.	16,000	199,518
Sumitomo Metal Industries Ltd.	24,000	92,038
Sumitomo Mitsui Financial Group Inc.	96	1,007,746
Sumitomo Realty & Development Co. Ltd.	5,000	146,878
Suzuki Motor Corp.	14,000	355,556
T&D Holdings Inc.	1,050	76,000
Takeda Pharmaceutical Co. Ltd.	1,400	87,348
TDK Corp.	700	56,059
Tokyo Electric Power Co.	4,200	120,889
Tokyo Electron Ltd.	3,200	236,495
Tokyo Gas Co. Ltd.	22,000	110,256
Tokyu Corp.	17,000	116,859
Toshiba Corp.	43,000	278,840
Trend Micro Inc.	4,000	117,164
Ushio Inc.	2,700	58,171
Yahoo! Japan Corp.	349	131,327
Yamada Denki Co. Ltd.	2,300	230,536
Yamato Holdings Co. Ltd.	13,000	188,080

		10,028,778

Netherlands (4.65%)
ABN AMRO Holdings NV	9,995	291,505
Aegon NV	10,993	206,168
Heineken NV	6,300	288,153
ING Groep NV	12,600	554,257
Koninklijke KPN NV	18,100	230,894
Koninklijke Numico NV (a)	1,506	67,794

		1,638,771

Norway (0.19%)
DNB NOR ASA	5,400	66,108

Singapore (0.70%)
DBS Group Holdings Ltd.	5,000	60,444
Singapore Telecommunications	121,600	186,812

		247,256

Spain (4.07%)
Altadis SA	2,900	137,680
Banco Bilbao Vizcaya Argentaria SA	20,200	467,467
Banco Santander Central Hispano SA	20,000	316,252
Iberdrola SA	2,100	94,000
Inditex	2,200	102,550
Repsol YPF SA	7,200	214,280

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Telefonica SA	5,900	$102,272

		1,434,501

Sweden (0.92%)
ASSA Abloy AB Class B	3,800	70,652
Atlas Copco AB Class A	2,200	57,791
Ericsson LM Class B	31,000	107,449
Scania AB Class B	1,500	89,449

		325,341

Switzerland (8.20%)
Adecco SA	1,001	60,399
Compagnie Financiere Richemont AG Class A	8,768	422,115
Credit Suisse Group	3,671	212,401
Givaudan	11	8,806
Holcim Ltd. (b)	379	30,976
Holcim Ltd.	4,170	340,817
Nestle SA	1,031	359,483
Novartis AG	11,204	654,078
Roche Holding AG	1,307	225,977
Swiss Reinsurance	4,540	347,457
Swisscom AG	336	111,848
Synthes Inc. (a)	471	52,356
UBS AG	1,058	63,288

		2,890,001

United Kingdom (16.82%)
Anglo American PLC	700	29,267
ARM Holdings PLC	23,900	52,580
AstraZeneca PLC	9,700	604,252
BAE Systems PLC	39,900	295,279
BHP Billiton PLC	3,600	62,147
Brambles Industries PLC	13,200	118,385
British Land Co. PLC	3,300	84,278
Cadbury Schweppes PLC	6,600	70,253
Daily Mail & General Trust NV	1,900	21,576
HBOS PLC	23,800	471,020
HSBC Holdings PLC	7,600	138,670
Imperial Chemical Industries PLC	5,600	41,652
Kingfisher PLC	15,000	68,879
Lloyds TSB Group PLC	10,300	104,044
National Grid PLC	5,800	72,488
Pearson PLC	5,500	78,316
Reed Elsevier PLC	32,700	362,763
Rio Tinto PLC	2,200	104,091
Royal Bank of Scotland Group	21,200	729,969
Royal Dutch Shell PLC Class A	16,984	559,305
SABMiller PLC	3,700	69,138
Scottish & Southern Energy PLC	6,700	165,340
Standard Chartered PLC	9,400	240,769
Tesco PLC	14,300	96,389

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Unilever PLC	2,430	$59,921
Vodafone Group PLC	401,262	918,468
Xstrata PLC	4,800	198,349
Yell Group PLC	10,200	113,728

		5,931,316

Total Common Stocks
(cost $28,781,727)		33,871,308

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Principal amount	Value
Repurchase Agreement (4.50%)
Investors Bank & Trust Repurchase Agreement, (d) 3.520%, to be repurchased at $1,587,278 on 10/02/06	$1,586,812	$1,586,812

Total Repurchase Agreement
(cost $1,586,812)		1,586,812

TOTAL INVESTMENTS (100.57%)
(cost $30,368,539)		35,458,120
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.57%)		(202,608)

NET ASSETS (100.0%)		$35,255,512

(a)	Non-income producing security.

(b)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	Security valued at fair value.

(d)	Repurchase agreement is fully collateralized by U.S. Government Agency securities with a coupon rate of 7.00%, a maturity date of April 25, 2024, and a market value of $1,666,153 as of September 30, 2006.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$10,756,279	30.33%
Japanese Yen	10,028,778	28.28%
British Pound	4,767,759	13.45%
Swiss Franc	2,890,001	8.15%
Canadian Dollar	2,094,758	5.91%
United States Dollar	1,894,186	5.34%
Swedish Krone	929,593	2.62%
Australian Dollar	851,476	2.40%
Hong Kong Dollar	805,579	2.27%
Singapore Dollar	247,256	0.70%
Danish Krone	126,347	0.36%
Norwegian Krone	66,108	0.19%

Total Investments	$35,458,120	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$10,119,386	28.70%
Consumer Discretionary	3,857,201	10.94%
Materials	3,357,994	9.52%
Industrials	3,234,253	9.17%
Telecommunication Services	2,988,379	8.48%
Health Care	2,792,501	7.92%
Information Technology	2,611,140	7.41%
Consumer Staples	2,150,268	6.10%
Energy	1,921,707	5.45%
Utilities	838,479	2.38%

Total Stocks	33,871,308	96.07%
Repurchase Agreement	1,586,812	4.50%
Liabilities, Net of Cash and Other Assets	(202,608)	(0.57)%

Net Assets	$35,255,512	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (99.15%)
Aerospace/Defense (1.45%)
Boeing Co.	36,933	$2,912,167
General Dynamics Corp.	18,714	1,341,232
Lockheed Martin Corp.	16,491	1,419,216
Northrop Grumman Corp.	15,963	1,086,601
Raytheon Co.	20,763	996,832
Rockwell Collins Inc.	7,920	434,333

		8,190,381

Agriculture, Foods, & Beverage (3.68%)
Anheuser-Busch Companies Inc.	35,743	1,698,150
Archer-Daniels-Midland Co.	30,372	1,150,491
Campbell Soup Co.	10,614	387,411
Coca-Cola Enterprises Inc.	13,329	277,643
ConAgra Foods Inc.	23,927	585,733
Constellation Brands Inc. (a)	9,665	278,159
Dean Foods Co. (a)	6,210	260,944
General Mills Inc.	16,405	928,523
HJ Heinz Co.	15,406	645,974
Kellogg Co.	11,535	571,213
McCormick & Co. Inc.	6,119	232,400
Molson Coors Brewing Co. Class B	2,284	157,368
Pepsi Bottling Group Inc.	6,206	220,313
PepsiCo Inc.	76,507	4,992,847
Reynolds American Inc.	7,942	492,166
Sara Lee Corp.	34,959	561,791
Sysco Corp.	28,639	957,974
The Coca-Cola Co.	94,565	4,225,164
The Hershey Co.	8,239	440,374
Tyson Foods, Inc.	11,639	184,827
Whole Foods Market Inc.	6,485	385,404
WM Wrigley Jr. Co.	10,200	469,812
Yum! Brands Inc.	12,461	648,595

		20,753,276

Airlines (0.11%)
Southwest Airlines Co.	36,291	604,608

Automotive (0.71%)
Ford Motor Co.	87,175	705,246
General Motors Corp.	26,205	871,578
Genuine Parts Co.	7,971	343,789
Goodyear Tire & Rubber Co. (a)	8,187	118,712
Harley-Davidson Inc.	12,312	772,578
ITT Corp.	8,511	436,359
Navistar International Corp. (a)	2,849	73,561
Paccar Inc.	11,542	658,125

		3,979,948

Banks (6.97%)
AmSouth Bancorporation	15,887	461,358
Bank of America Corp.	210,385	11,270,324
Bank of New York Co. Inc.	35,679	1,258,042

	Shares	Value
Common Stocks (Cont.)
Banks (Cont.)
BB&T Corp.	25,193	$1,102,950
Comerica Inc.	7,483	425,932
Fifth Third Bancorp	25,853	984,482
Golden West Financial Corp.	12,296	949,866
Huntington Bancshares Inc.	11,426	273,424
JPMorgan Chase & Co.	161,130	7,566,665
M&T Bank Corp.	3,648	437,614
Northern Trust Corp.	8,641	504,894
PNC Financial Services Group Inc.	13,667	990,038
State Street Corp.	15,320	955,968
SunTrust Banks Inc.	16,866	1,303,405
Synovus Financial Corp.	14,890	437,319
US Bancorp	82,392	2,737,062
Washington Mutual Inc.	44,659	1,941,327
Wells Fargo & Co.	156,267	5,653,740

		39,254,410

Building Materials & Construction (0.60%)
American Standard Cos. Inc.	8,191	343,776
Centex Corp.	5,650	297,303
DR Horton Inc.	12,527	300,022
Fluor Corp.	4,062	312,327
KB Home	3,529	154,570
Leggett & Platt Inc.	8,373	209,576
Lennar Corp.	6,433	291,093
Louisiana-Pacific Corp.	4,880	91,598
Masco Corp.	18,534	508,202
Pulte Homes Inc.	9,834	313,311
Stanley Works	3,688	183,847
Vulcan Materials Co.	4,615	361,124

		3,366,749

Chemicals (1.53%)
Air Products & Chemicals Inc.	10,348	686,797
Ashland Inc.	3,112	198,483
E.I. du Pont de Nemours and Co.	42,719	1,830,082
Eastman Chemical Co.	3,768	203,547
Hercules Inc. (a)	5,239	82,619
International Flavors & Fragrances Inc.	3,618	143,056
Monsanto Co.	25,128	1,181,267
Pall Corp.	5,768	177,712
PPG Industries Inc.	7,681	515,242
Praxair Inc.	14,963	885,211
Rohm & Haas Co.	6,727	318,523
Sealed Air Corp.	3,737	202,246
Sigma-Aldrich Corp.	3,086	233,518
Temple-Inland Inc.	5,090	204,109
The Dow Chemical Co.	44,518	1,735,312

		8,597,724

Commercial Service/Supply (1.73%)
Allied Waste Industries Inc. (a)	11,619	130,946

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Commercial Service/Supply (Cont.)
Apollo Group Inc. Class A (a)	6,470	$318,583
Ball Corp.	4,788	193,675
Cintas Corp.	6,329	258,413
Convergys Corp. (a)	6,466	133,523
Eastman Kodak Co.	13,238	296,531
Ecolab Inc.	8,378	358,746
Equifax Inc.	5,970	219,159
First Data Corp.	35,454	1,489,068
Interpublic Group of Companies Inc. (a)	20,096	198,950
Monster Worldwide Inc. (a)	5,939	214,932
Moody’s Corp.	11,170	730,294
Omnicom Group Inc.	7,938	742,997
Pactiv Corp. (a)	6,573	186,805
Paychex Inc.	15,618	575,523
Pitney Bowes Inc.	10,243	454,482
Realogy Corp. (a)	11,599	263,065
Robert Half International Inc.	7,907	268,601
RR Donnelley & Sons Co.	9,956	328,150
Ryder System Inc.	2,788	144,084
Snap-On Inc.	2,697	120,151
Waste Management Inc.	25,035	918,284
WW Grainger Inc.	3,512	235,374
Wyndham Worldwide Corp. (a)	9,279	259,534
Xerox Corp. (a)	45,870	713,737

		9,753,607

Computer Software & Services (4.50%)
Adobe Systems Inc. (a)	27,224	1,019,539
Affiliated Computer Services Inc. Class A (a)	5,513	285,904
Autodesk Inc. (a)	10,637	369,955
Automatic Data Processing Inc.	26,033	1,232,402
BMC Software Inc. (a)	9,820	267,301
CA Inc.	19,076	451,911
Computer Sciences Corp. (a)	8,203	402,931
Compuware Corp. (a)	17,623	137,283
Comverse Technology Inc. (a)	9,319	199,799
eBay Inc. (a)	54,427	1,543,550
Electronic Arts Inc. (a)	14,131	786,814
Electronic Data Systems Corp.	23,929	586,739
EMC Corp. (a)	107,694	1,290,174
Intuit Inc. (a)	15,980	512,798
Juniper Networks Inc. (a)	26,017	449,574
Microsoft Corp.	401,519	10,973,514
Oracle Corp. (a)	187,092	3,319,012
Unisys Corp. (a)	15,818	89,530
Yahoo! Inc. (a)	57,752	1,459,971

		25,378,701

Computers (2.97%)
Apple Computer Inc. (a)	39,448	3,038,679
Dell Inc. (a)	105,381	2,406,902

	Shares	Value
Common Stocks (Cont.)
Computers (Cont.)
Hewlett-Packard Co.	127,495	$4,677,792
International Business Machines Corp.	70,805	5,801,762
Sun Microsystems Inc. (a)	162,418	807,217

		16,732,352

Consumer & Marketing (4.77%)
Alberto-Culver Co.	3,565	180,353
Altria Group Inc.	97,173	7,438,593
Avery Dennison Corp.	4,569	274,917
Avon Products Inc.	20,733	635,674
Black & Decker Corp.	3,556	282,169
Brown-Forman Corp. Class B	3,501	268,352
Brunswick Corp.	4,360	135,988
Clorox Co.	6,991	440,433
Colgate-Palmolive Co.	23,924	1,485,681
Danaher Corp.	10,911	749,258
Darden Restaurants Inc.	6,694	284,294
Fortune Brands Inc.	6,957	522,540
Harman International Industries Inc.	3,085	257,412
Hasbro Inc.	7,090	161,298
Kimberly-Clark Corp.	21,211	1,386,351
Mattel Inc.	17,862	351,881
Newell Rubbermaid Inc.	12,856	364,082
Starbucks Corp. (a)	35,442	1,206,800
The Estee Lauder Companies	5,909	238,310
The Procter & Gamble Co.	147,626	9,149,860
UST Inc.	7,542	413,528
Wendy’s International Inc. (b)	5,379	360,393
Whirlpool Corp.	3,583	301,366

		26,889,533

Electronic/Electrical Mfg. (5.76%)
Advanced Micro Devices Inc. (a)	22,344	555,248
Agilent Technologies Inc. (a)	19,329	631,865
Applied Materials Inc.	64,517	1,143,887
Emerson Electric Co.	18,943	1,588,560
Freescale Semiconductor Inc. Class B (a)	18,909	718,731
General Electric Co.	479,713	16,933,869
Intel Corp.	268,411	5,521,214
KLA-Tencor Corp.	9,194	408,857
Linear Technology Corp.	14,086	438,356
LSI Logic Corp. (a)	18,079	148,609
Micron Technology Inc. (a)	33,771	587,616
Molex Inc.	6,542	254,942
National Semiconductor Corp.	14,268	335,726
PerkinElmer Inc.	6,043	114,394
Rockwell Automation Inc.	8,229	478,105
Texas Instruments Inc.	71,514	2,377,841
Waters Corp. (a)	4,808	217,706

		32,455,526

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (10.43%)
AMBAC Financial Group Inc.	4,851	$401,420
American Express Co.	56,622	3,175,362
Ameriprise Financial Inc.	11,413	535,270
Apartment Investment and Management Co.	4,456	242,451
Archstone-Smith Trust	9,921	540,099
Bear Stearns Companies Inc.	5,568	780,077
Boston Properties Inc.	5,274	545,015
Capital One Financial Corp.	14,169	1,114,534
Charles Schwab Corp.	47,812	855,835
Chicago Mercantile Exchange Holdings Inc.	1,645	786,721
CIT Group Inc.	9,205	447,639
Citigroup Inc.	229,744	11,411,384
Commerce Bancorp Inc.	8,622	316,514
Compass Bancshares Inc.	5,956	339,373
Countrywide Financial Corp.	28,319	992,298
E*Trade Financial Corp. (a)	19,673	470,578
Equity Office Properties Trust	16,543	657,750
Equity Residential	13,471	681,363
Federal Home Loan Mortgage Corp.	32,034	2,124,815
Federal National Mortgage Association	44,881	2,509,297
Federated Investors Inc. Class B	4,104	138,756
First Horizon National Corp.	5,813	220,952
Franklin Resources Inc.	7,708	815,121
Goldman Sachs Group Inc.	20,028	3,388,137
H&R Block Inc.	15,107	328,426
Janus Capital Group Inc.	9,862	194,479
Keycorp	18,653	698,368
Kimco Realty Corp.	9,975	427,628
Legg Mason Inc.	6,096	614,843
Lehman Brothers Holdings Inc.	24,897	1,838,892
Marshall & Ilsley Corp.	11,736	565,440
MBIA Inc.	6,177	379,515
Mellon Financial Corp.	19,087	746,302
Merrill Lynch & Co. Inc.	41,312	3,231,425
MGIC Investment Corp.	4,025	241,379
Morgan Stanley	49,729	3,625,741
National City Corp.	27,989	1,024,397
North Fork Bancorporation Inc.	21,665	620,486
Principal Financial Group	12,710	689,899
ProLogis	11,307	645,177
Public Storage Inc.	5,591	480,770
Regions Financial Corp.	21,020	773,326
Simon Property Group Inc.	10,232	927,224
SLM Corp.	19,079	991,726
Sovereign Bancorp Inc.	17,189	369,735
T Rowe Price Group Inc.	12,308	588,938
Vornado Realty Trust	5,628	613,452
Wachovia Corp.	75,916	4,236,113
Zions Bancorporation	4,896	390,750

		58,735,192

	Shares	Value
Common Stocks (Cont.)
Forest Products & Paper (0.37%)
International Paper Co.	21,420	$741,775
MeadWestvaco Corp.	8,350	221,358
OfficeMax Inc.	3,399	138,475
Plum Creek Timber Co. Inc.	8,498	289,272
Weyerhaeuser Co.	11,366	699,350

		2,090,230

Health Care (12.25%)
Abbott Laboratories	70,876	3,441,739
Aetna Inc.	25,713	1,016,949
Allergan Inc.	7,048	793,675
AmerisourceBergen Corp.	9,122	412,314
Amgen Inc. (a)	54,470	3,896,239
Applera Corp.- Applied Biosystems Group	8,585	284,249
Barr Pharmaceuticals Inc. (a)	4,859	252,376
Bausch & Lomb Inc.	2,483	124,473
Baxter International Inc.	30,237	1,374,574
Becton Dickinson & Co.	11,376	803,942
Biogen Idec Inc. (a)	15,828	707,195
Biomet Inc.	11,408	367,224
Boston Scientific Corp. (a)	55,381	819,085
Bristol-Myers Squibb Co.	91,179	2,272,181
Cardinal Health Inc.	18,991	1,248,468
Caremark Rx Inc.	20,010	1,133,967
Coventry Health Care Inc. (a)	7,370	379,702
CR Bard Inc.	4,793	359,475
Eli Lilly & Co.	45,869	2,614,533
Express Scripts Inc. (a)	6,363	480,343
Forest Laboratories Inc. (a)	14,544	736,072
Genzyme Corp. (a)	12,109	816,994
Gilead Sciences Inc. (a)	21,190	1,455,753
HCA Inc.	19,614	978,542
Health Management Associates Inc.	11,051	230,966
Hospira Inc. (a)	7,237	276,960
Humana Inc. (a)	7,638	504,795
IMS Health Inc.	9,150	243,756
Johnson & Johnson	136,005	8,832,165
King Pharmaceuticals Inc. (a)	11,171	190,242
Laboratory Corp. of America Holdings (a)	5,765	378,011
Manor Care Inc.	3,404	177,961
McKesson Corp.	14,100	743,352
Medco Health Solutions Inc. (a)	13,824	830,961
Medimmune Inc. (a)	11,316	330,540
Medtronic Inc.	53,611	2,489,695
Merck & Co. Inc.	100,969	4,230,601
Mylan Laboratories Inc.	9,700	195,261
Patterson Cos. Inc. (a)	6,396	214,970
Pfizer Inc.	338,661	9,604,426
Quest Diagnostics Inc.	7,486	457,844
Schering-Plough Corp.	68,630	1,516,037

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
St. Jude Medical Inc. (a)	16,519	$582,956
Stryker Corp.	13,711	679,928
Tenet Healthcare Corp. (a)	21,722	176,817
UnitedHealth Group Inc.	62,484	3,074,213
Watson Pharmaceuticals Inc. (a)	4,660	121,952
WellPoint Inc. (a)	28,920	2,228,286
Wyeth	62,419	3,173,382
Zimmer Holdings Inc. (a)	11,108	749,790

		69,005,931

Insurance (4.63%)
ACE Ltd.	15,012	821,607
Aflac Inc.	23,051	1,054,814
American International Group Inc.	120,627	7,992,745
Aon Corp.	14,832	502,360
Chubb Corp.	19,158	995,450
Cigna Corp.	5,125	596,140
Cincinnati Financial Corp.	8,026	385,730
Genworth Financial Inc.	21,029	736,225
Hartford Financial Services Group Inc.	14,088	1,222,134
Lincoln National Corp.	13,256	822,932
Loews Corp.	21,135	801,017
Marsh & McLennan Companies Inc.	25,377	714,363
MetLife Inc.	35,202	1,995,249
Progressive Corp.	36,236	889,231
Prudential Financial Inc.	22,673	1,728,816
Safeco Corp.	5,413	318,988
St. Paul Travelers Co. Inc.	32,154	1,507,701
The Allstate Corp.	29,049	1,822,244
Torchmark Corp.	4,547	286,961
UnumProvident Corp.	15,829	306,924
XL Capital Ltd. Class A	8,321	571,653

		26,073,284

Leisure, Lodging & Gaming (0.57%)
Carnival Corp.	20,584	968,066
Harrah’s Entertainment Inc.	8,552	568,109
Hilton Hotels Corp.	17,787	495,368
Marriott International Inc. Class A	15,865	613,024
Starwood Hotels & Resorts Worldwide Inc.	10,027	573,444

		3,218,011

Machinery & Manufacturing (3.21%)
3M Co.	34,931	2,599,565
Bemis Co. Inc.	4,846	159,240
Caterpillar Inc.	30,617	2,014,599
Cooper Industries Ltd. Class A	4,292	365,764
Cummins Inc.	2,428	289,490
Deere & Co.	10,601	889,530
Dover Corp.	9,369	444,465
Eaton Corp.	6,932	477,268

	Shares	Value
Common Stocks (Cont.)
Machinery & Manufacturing (Cont.)
Goodrich Corp.	5,692	$230,640
Honeywell International Inc.	38,230	1,563,607
Illinois Tool Works Inc.	19,434	872,587
Ingersoll-Rand Co. Ltd. Class A	15,187	576,802
Johnson Controls Inc.	9,005	646,019
Millipore Corp. (a)	2,484	152,269
Parker Hannifin Corp.	5,517	428,836
Textron Inc.	5,950	520,625
Thermo Electron Corp. (a)	7,479	294,149
Tyco International Ltd.	93,146	2,607,157
United Technologies Corp.	46,914	2,972,002

		18,104,614

Media & Broadcasting (3.18%)
CBS Corp. Class B	36,128	1,017,726
Clear Channel Communications Inc.	22,676	654,203
Comcast Corp. Class A (a)	97,503	3,592,985
Dow Jones & Co. Inc.	2,915	97,769
EW Scripps Co. Class A	3,926	188,173
Gannett Co. Inc.	10,950	622,288
Meredith Corp.	1,917	94,566
New York Times Co.	6,703	154,035
News Corp. Class A	109,101	2,143,835
The McGraw-Hill Companies Inc.	16,534	959,468
The Walt Disney Co.	97,424	3,011,376
Time Warner Inc.	188,652	3,439,126
Tribune Co.	9,205	301,188
Univision Communications Inc. (a)	11,550	396,627
Viacom Inc. Class B	32,642	1,213,629

		17,886,994

Mining & Metals (0.82%)
Alcoa Inc.	40,113	1,124,769
Allegheny Technologies Inc.	4,614	286,945
Freeport-McMoRan Copper & Gold Inc.	9,058	482,429
Newmont Mining Corp.	20,838	890,824
Nucor Corp.	14,423	713,794
Phelps Dodge Corp.	9,441	799,653
United States Steel Corp.	5,769	332,756

		4,631,170

Oil & Gas (9.14%)
Anadarko Petroleum Corp.	21,210	929,634
Apache Corp.	15,291	966,391
Baker Hughes Inc.	15,445	1,053,349
BJ Services Co.	14,238	428,991
Chesapeake Energy Corp.	17,944	520,017
Chevron Corp.	102,247	6,631,741
ConocoPhillips Co.	76,461	4,551,723
Devon Energy Corp.	20,429	1,290,091
El Paso Corp.	31,988	436,316
EOG Resources Inc.	11,171	726,674

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Exxon Mobil Corp.	276,241	$18,535,771
Halliburton Co.	47,680	1,356,496
Hess Corp.	11,157	462,123
Kinder Morgan Inc.	4,942	518,169
Marathon Oil Corp.	16,673	1,282,154
Murphy Oil Corp.	8,602	409,025
Nabors Industries Ltd. (a)	14,560	433,160
National Oilwell Varco Inc. (a)	8,051	471,386
Noble Corp.	6,319	405,554
Occidental Petroleum Corp.	39,931	1,921,080
Rowan Companies Inc.	5,044	159,542
Schlumberger Ltd.	54,922	3,406,812
Smith International, Inc.	9,303	360,956
Sunoco Inc.	6,123	380,789
Transocean Inc. (a)	14,787	1,082,852
Valero Energy Corp.	28,522	1,468,027
Weatherford International Ltd. (a)	16,067	670,315
Williams Companies Inc.	27,587	658,502

		51,517,640

Retailers (5.80%)
Amazon.com Inc. (a)	14,479	465,065
AutoNation Inc. (a)	6,996	146,216
Autozone Inc. (a)	2,416	249,573
Bed Bath & Beyond Inc. (a)	13,066	499,905
Best Buy Co. Inc.	18,813	1,007,624
Big Lots Inc. (a)	5,285	104,696
Circuit City Stores Inc.	6,115	153,548
Coach Inc. (a)	17,317	595,705
Costco Wholesale Corp.	21,788	1,082,428
CVS Corp.	38,043	1,221,941
Dillard’s Inc. Class A	2,815	92,135
Dollar General Corp.	14,604	199,053
Family Dollar Stores Inc.	7,126	208,364
Federated Department Stores Inc.	24,980	1,079,386
GAP Inc.	24,378	461,963
Home Depot Inc.	95,765	3,473,397
J.C. Penney Co. Inc.	10,580	723,566
Kohls Corp. (a)	15,367	997,626
Kroger Co.	33,419	773,316
Limited Brands	16,006	423,999
Lowe’s Companies Inc.	71,334	2,001,632
McDonald’s Corp.	57,239	2,239,190
Nordstrom Inc.	10,523	445,123
Office Depot Inc. (a)	13,423	532,893
RadioShack Corp.	6,225	120,142
Safeway Inc.	20,721	628,882
Sears Holdings Corp. (a)	3,932	621,610
Staples Inc.	33,562	816,564
Supervalu Inc.	9,710	287,902
Target Corp.	39,994	2,209,668
The Sherwin-Williams Co.	5,187	289,331
Tiffany & Co.	6,561	217,825

	Shares	Value
Common Stocks (Cont.)
Retailers (Cont.)
TJX Companies Inc.	21,223	$594,881
Wal-Mart Stores Inc.	114,454	5,644,871
Walgreen Co.	46,714	2,073,634

		32,683,654

Technology (2.95%)
Altera Corp. (a)	16,512	303,491
American Power Conversion Corp.	7,885	173,155
Analog Devices Inc.	16,032	471,180
Avaya Inc. (a)	20,905	239,153
Broadcom Corp. (a)	21,651	656,891
Citrix Systems Inc. (a)	8,400	304,164
Fiserv Inc. (a)	8,236	387,833
Fisher Scientific International Inc. (a)	5,758	450,506
Google Inc. (a)	9,885	3,972,782
International Game Technology	15,673	650,430
Jabil Circuit Inc.	8,446	241,302
L-3 Communications Holdings Inc.	5,656	443,034
Lexmark International Group Inc. (a)	4,768	274,923
Maxim Integrated Products Inc.	14,743	413,836
NCR Corp. (a)	8,364	330,211
Network Appliance Inc. (a)	17,238	637,978
Novell Inc. (a)	16,540	101,225
Novellus Systems Inc. (a)	5,662	156,611
NVIDIA Corp. (a)	16,260	481,133
Parametric Technology Corp. (a)	5,146	89,849
PMC-Sierra Inc. (a)	9,703	57,636
QLogic Corp. (a)	7,453	140,862
QUALCOMM Inc.	77,006	2,799,168
Sabre Holdings Corp.	6,090	142,445
SanDisk Corp. (a)	9,076	485,929
Sanmina-SCI Corp. (a)	24,632	92,124
Solectron Corp. (a)	41,957	136,780
Symantec Corp. (a)	46,498	989,477
Symbol Technologies Inc.	11,692	173,743
Tektronix Inc.	3,910	113,116
Teradyne Inc. (a)	9,152	120,440
VeriSign Inc. (a)	11,253	227,311
Xilinx Inc.	15,848	347,864

		16,606,582

Telecom & Telecom Equipment (5.58%)
ADC Telecommunications Inc. (a)	5,411	81,165
Alltel Corp.	17,968	997,224
AT&T Inc.	180,262	5,869,331
BellSouth Corp.	84,237	3,601,132
CenturyTel Inc.	5,298	210,172
Ciena Corp. (a)	3,843	104,722
Cisco Systems Inc. (a)	283,330	6,516,590
Citizens Communications Co.	15,079	211,709
Corning Inc. (a)	72,275	1,764,233
Embarq Corp.	6,828	330,270

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
JDS Uniphase Corp. (a)	77,229	$169,131
Lucent Technologies Inc. (a)	205,896	481,797
Motorola Inc.	113,317	2,832,925
Qwest Communications International Inc. (a)	73,920	644,582
Sprint Nextel Corp.	138,520	2,375,618
Tellabs Inc. (a)	20,769	227,628
Verizon Communications Inc.	134,704	5,001,560

		31,419,789

Textiles & Clothing (0.25%)
Jones Apparel Group Inc.	5,239	169,953
Liz Claiborne Inc.	4,825	190,636
Nike Inc.	8,853	775,700
VF Corp.	4,047	295,228

		1,431,517

Transportation (1.60%)
Burlington Northern Santa Fe Corp.	16,916	1,242,311
CSX Corp.	20,458	671,636
FedEx Corp.	14,196	1,542,821
Norfolk Southern Corp.	19,148	843,469
Union Pacific Corp.	12,480	1,098,240
United Parcel Service Inc. Class B	50,174	3,609,518

		9,007,995

Utilities & Energy (3.59%)
Allegheny Energy Inc. (a)	7,526	302,319
Ameren Corp.	9,531	503,141
American Electric Power Co. Inc.	18,137	659,643
CenterPoint Energy Inc.	14,316	205,005
CMS Energy Corp. (a)	10,200	147,288
CONSOL Energy Inc.	8,458	268,372
Consolidated Edison Inc.	11,419	527,558
Constellation Energy Group Inc.	8,307	491,774
Dominion Resources Inc.	16,340	1,249,847
DTE Energy Co.	8,197	340,257
Duke Energy Corp.	58,070	1,753,714
Dynegy Inc. (a)	16,961	93,964
Edison International	15,009	624,975
Entergy Corp.	9,638	753,981
Exelon Corp.	31,029	1,878,496
FirstEnergy Corp.	15,282	853,653
FPL Group Inc.	18,686	840,870
KeySpan Corp.	8,048	331,095
Nicor Inc.	2,047	87,530
NiSource Inc.	12,575	273,381
Peoples Energy Corp.	1,779	72,316
PG&E Corp.	16,029	667,608
Pinnacle West Capital Corp.	4,578	206,239
PPL Corp.	17,519	576,375
Progress Energy Inc.	11,740	532,761

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
Public Service Enterprise Group Inc.	$11,624	$711,273
Sempra Energy	12,058	605,914
TECO Energy Inc.	9,621	150,569
The AES Corp. (a)	30,505	621,997
The Southern Co.	34,313	1,182,426
TXU Corp.	21,387	1,337,115
Windstream Corp.	21,786	287,357
Xcel Energy Inc.	18,616	384,420
XTO Energy Corp.	16,860	710,312

		20,233,545

Total Common Stocks
(cost $516,022,821)		558,602,963

Short-term Investments (0.89%)
U.S. Treasury Bills, 4.881%, 12/21/2006 (c)	5,078,000	5,024,310

Total Short-term Investments
(cost $5,022,316)		5,024,310

TOTAL INVESTMENTS (100.04%)
(cost $521,045,137)		563,627,273
LIABILITIES, NET OF OTHER ASSETS (-0.04%)		(224,760)

NET ASSETS (100.00%)		$563,402,513

Securities Sold Short
Tim Hortons Inc. (b)	7,284	190,983

Total Securities Sold Short
(proceeds $190,983)		$190,983

(a)	Non-income producing security.

(b)	Wendy’s International Inc. initiated a spinoff of Tim Hortons Inc. effective October 2, 2006, by issuing 1.3543 shares of Tim Hortons Inc. for each share of Wendy’s International Inc. owned. Since Tim Hortons Inc. is not a security contained in the S&P 500 Index, the Fund entered into a transaction to sell Tim Hortons Inc. on September 29, 2006, with a settlement date of October 4, 2006. The value of the Tim Hortons Inc. equals the proceeds of the sale. The sale was settled on October 4, 2006, with the shares received from the acquisition on October 2, 2006.

(c)	At September 30, 2006, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (98.94%)
Automotive & Transportation (3.52%)
AAR Corp. (a)	7,637	$182,066
ABX Air Inc. (a)	12,787	71,863
Accuride Corp. (a)	4,374	48,158
Aftermarket Technology Corp. (a)	4,557	80,932
Airtran Holdings Inc. (a)	19,252	190,980
Alaska Air Group Inc. (a)	8,076	307,211
Amerco Inc. (a)	2,104	156,012
American Axle & Manufacturing Holdings Inc.	10,300	171,907
American Commercial Lines Inc. (a)	6,232	370,492
American Railcar Industries Inc.	2,027	59,006
Arkansas Best Corp.	5,074	218,334
ArvinMeritor Inc.	14,770	210,325
Atlas Air Worldwide Holdings Inc. (a)	3,865	168,205
Bandag Inc.	2,333	95,746
Bristow Group Inc. (a)	4,691	161,370
Celadon Group Inc. (a)	4,880	81,203
Commercial Vehicle Group Inc. (a)	4,307	82,953
Cooper Tire & Rubber Co.	13,280	133,597
Dynamex Inc. (a)	2,260	46,895
EGL Inc. (a)	7,674	279,641
ExpressJet Holdings Inc. (a)	11,515	76,114
Fleetwood Enterprises Inc. (a)	12,543	84,414
Florida East Coast Industries Inc.	7,466	426,159
Forward Air Corp.	7,578	250,756
Freightcar America Inc.	2,754	145,962
Frontier Airlines Holdings Inc. (a)	7,888	65,076
Fuel Systems Solutions Inc. (a)	1,853	23,570
Genesee & Wyoming Inc. (a)	7,543	175,148
Greenbrier Companies Inc.	2,688	77,979
GulfMark Offshore Inc. (a)	3,037	96,698
Heartland Express Inc.	13,417	210,379
Horizon Lines Inc.	2,525	42,168
Hub Group Inc. (a)	8,394	191,215
Interpool Inc.	2,495	56,038
Jetblue Airways Corp. (a)	35,635	330,336
Keystone Automotive Industries Inc. (a)	3,388	128,812
Knight Transportation Inc.	12,657	214,536
Lear Corp.	13,703	283,652
Marine Products Corp.	3,600	34,992
Maritrans Inc.	2,269	83,045
Marten Transport Ltd. (a)	3,359	57,405
Mesa Air Group Inc. (a)	6,593	51,162
Miller Industries Inc. (a)	2,313	42,259
Modine Manufacturing Co.	6,653	161,868
Monaco Coach Corp.	6,305	70,238
Navistar International Corp. (a)	13,375	345,343
Noble International Ltd.	1,914	23,944
Old Dominion Freight Line Inc. (a)	5,608	168,408
P.A.M. Transportation Services Inc. (a)	745	18,670
Pacer International Inc.	7,330	203,481
Patriot Transportation Holding Inc. (a)	173	13,072
PHI Inc. (a)	2,624	79,953

	Shares	Value
Common Stocks (Cont.)
Automotive & Transportation (Cont.)
Polaris Industries Inc.	8,455	$347,923
Quality Distribution Inc. (a)	1,071	15,765
Quantum Fuel Systems Technologies Worldwide Inc. (a)	7,025	13,910
RailAmerica Inc. (a)	7,981	87,153
Republic Airways Holdings Inc. (a)	7,099	110,176
Saia Inc. (a)	3,237	105,526
Skywest Inc.	13,379	328,053
Superior Industries International Inc.	4,674	78,476
Tenneco Inc. (a)	9,740	227,819
Universal Truckload Services Inc. (a)	1,364	35,423
US Xpress Enterprises Inc. Class A (a)	1,521	35,211
USA Truck Inc. (a)	2,083	39,681
Visteon Corp. (a)	28,727	234,125
Wabash National Corp.	6,741	92,284
Werner Enterprises Inc.	10,641	199,093
Winnebago Industries Inc.	6,462	202,778

		9,503,144

Consumer Discretionary (19.52%)
1-800-FLOWERS.COM Inc. (a)	4,082	21,471
24/7 Real Media Inc. (a)	11,223	95,844
99 Cents Only Stores (a)	9,649	114,148
Aaron Rents Inc.	9,250	212,565
ABM Industries Inc.	8,679	162,818
AC Moore Arts & Crafts Inc. (a)	3,021	57,490
Administaff Inc.	4,731	159,435
Advisory Board Co. (a)	4,262	215,316
Advo Inc.	6,670	186,627
Aeropostale Inc. (a)	11,333	331,264
AFC Enterprises (a)	5,387	77,788
Alderwoods Group Inc. (a)	8,600	170,538
Ambassadors Group Inc.	3,754	106,163
Ambassadors International Inc.	1,052	33,233
America’s Car-Mart Inc. (a)	1,696	27,899
American Greetings Corp.	10,801	249,719
American Woodmark Corp.	2,358	79,441
Ameristar Casinos Inc.	4,974	107,986
AMN Healthcare Services Inc. (a)	6,577	156,204
Applebee’s International Inc.	16,494	354,786
aQuantive Inc. (a)	15,678	370,314
Arbitron Inc.	6,618	244,932
Arctic Cat Inc.	3,670	60,922
Asbury Automotive Group Inc.	3,119	64,251
Aztar Corp. (a)	7,509	398,052
Bally Technologies Inc. (a)	11,268	198,317
Bally Total Fitness Holding Corp. (a)	5,895	8,901
Banta Corp.	5,071	241,380
Barrett Business Services Inc. (a)	1,117	23,982
bebe stores inc.	4,576	113,393
Belo Corp.	18,287	289,117
Big 5 Sporting Goods Corp.	4,749	108,277

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Big Lots Inc. (a)	24,290	$481,185
BJ’s Restaurant Inc. (a)	2,861	62,971
Blockbuster Inc. (a)	39,781	152,759
Blue Nile Inc. (a)	2,926	106,360
Blyth Inc.	5,123	124,643
Bob Evans Farms Inc.	8,007	242,452
Bon-Ton Stores Inc.	1,319	39,227
Books-A-Million Inc.	3,389	60,494
Borders Group Inc.	13,011	265,424
Bowne & Co. Inc.	8,388	119,781
Bright Horizons Family Solutions Inc. (a)	5,986	249,796
Brightpoint Inc. (a)	11,682	166,118
Brown Shoe Co. Inc.	5,800	207,872
Buckle Inc.	1,875	71,138
Buffalo Wild Wings Inc. (a)	1,490	56,993
Build-A-Bear Workshop Inc. (a)	3,308	75,323
Cabela’s Inc. (a)	6,580	142,983
Cache Inc. (a)	1,987	35,547
California Pizza Kitchen Inc. (a)	4,158	124,449
Callaway Golf Co.	14,933	195,772
Carmike Cinemas Inc.	2,268	38,964
Carter’s Inc. (a)	9,805	258,754
Casella Waste Systems Inc. (a)	4,100	42,394
Casual Male Retail Group Inc. (a)	6,376	87,542
Catalina Marketing Corp.	10,842	298,155
Cato Corp. Class A	6,313	138,318
CBIZ Inc. (a)	13,252	96,740
CDI Corp.	2,940	60,887
CEC Entertainment Inc. (a)	7,241	228,164
Central European Distribution Corp. (a)	6,569	153,780
Central Garden & Pet Co. (a)	4,409	212,778
Central Parking Corp.	5,770	95,205
Century Casinos Inc. (a)	3,826	38,030
Cenveo Inc. (a)	10,882	204,799
Charlotte Russe Holding Inc. (a)	3,391	93,388
Charming Shoppes Inc. (a)	25,532	364,597
Charter Communications Inc. (a)	69,135	105,085
Chattem Inc. (a)	3,845	135,036
Chemed Corp.	5,367	173,139
Cherokee Inc.	1,566	57,331
Children’s Place Retail Stores Inc. (a)	4,607	294,986
Chipolte Mexican Grill Inc. (a)	1,751	86,972
Christopher & Banks Corp.	8,159	240,527
Churchill Downs Inc.	1,791	75,329
Citadel Broadcasting Corp.	6,903	64,888
Citi Trends Inc. (a)	1,054	36,374
CKE Restaurants Inc.	14,549	243,259
CKX Inc. (a)	11,784	146,711
Clark Inc.	4,368	49,227
CMGI Inc. (a)	87,372	92,614
CNET Networks Inc. (a)	30,591	293,062
CNS Inc.	2,284	64,477

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Cogent Inc. (a)	8,911	$122,348
Coinmach Service Corp.	4,729	46,959
Coinstar Inc. (a)	5,579	160,564
Columbia Sportswear Co. (a)	2,850	159,116
Compass Diversified Trust	2,551	39,030
Conn’s Inc. (a)	2,019	42,137
Consolidated Graphics Inc. (a)	2,663	160,233
Core-Mark Holding Co. Inc. (a)	2,148	67,318
Corinthian Colleges Inc. (a)	17,401	188,105
Cornell Co. Inc. (a)	2,663	46,017
Cosi Inc. (a)	6,970	37,359
Cost Plus Inc. (a)	4,871	58,306
CoStar Group Inc. (a)	3,782	156,272
Courier Corp.	1,897	70,455
Covad Communications Group Inc. (a)	54,586	81,333
Cox Radio Inc. (a)	8,697	133,499
CRA International Inc. (a)	2,301	109,666
Crocs Inc. (a)	2,401	81,514
Cross Country Healthcare Inc. (a)	5,825	99,025
Crown Media Holdings Inc. (a)	5,600	25,144
CSK Auto Corp. (a)	9,855	138,956
CSS Industries Inc.	1,471	43,718
Cumulus Media Inc. (a)	11,129	106,393
Deb Shops Inc.	1,160	29,742
Deckers Outdoor Corp. (a)	2,473	117,022
dELiA*s Inc. (a)	4,058	31,247
Denny’s Corp. (a)	25,949	88,486
DeVry Inc. (a)	12,315	261,940
Diamond Management & Technology Consultants Inc. (a)	5,535	61,660
Directed Electronics Inc. (a)	1,606	24,251
Dollar Thrifty Automotive Group Inc. (a)	5,304	236,399
Domino’s Pizza Inc.	8,024	205,816
Dover Downs Gaming & Entertainment Inc.	3,524	42,817
Dover Motorsports Inc.	3,660	19,837
Dress Barn Inc. (a)	10,218	222,957
drugstore.com inc. (a)	14,097	48,635
DSW Inc. (a)	3,258	102,627
DTS Inc. (a)	4,082	86,457
DynCorp International Inc. (a)	5,757	72,481
Earthlink Inc. (a)	27,623	200,819
Educate Inc. (a)	2,378	19,000
Elizabeth Arden Inc. (a)	5,056	81,705
Emmis Communications Corp. (a)	8,342	102,190
Ennis Inc.	5,527	119,660
Entercom Communications Corp.	7,088	178,618
Entravision Communications Corp. (a)	12,260	91,214
Ethan Allen Interiors Inc.	6,829	236,693
Exponent Inc. (a)	2,718	45,309
EZCORP Inc. (a)	2,645	102,309
First Advantage Corp. Class A (a)	1,494	31,165
First Consulting Group Inc. (a)	3,183	31,034

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Fisher Communications Inc. (a)	1,361	$56,550
Forrester Research Inc. (a)	3,838	100,978
Fossil Inc. (a)	8,929	192,331
Fred’s Inc.	8,903	112,356
FTD Group Inc. (a)	3,199	49,425
FTI Consulting Inc. (a)	9,153	229,374
Furniture Brands International Inc.	10,124	192,761
G&K Services Inc. Class A	4,109	149,691
Gaiam Inc. (a)	2,834	36,587
Gaylord Entertainment Co. (a)	8,759	384,082
Gemstar-TV Guide International Inc. (a)	49,783	165,280
Genesco Inc. (a)	4,771	164,456
Geo Group Inc. (a)	2,594	109,597
Gevity HR Inc.	5,450	124,151
Gray Television Inc.	9,926	63,626
Great Wolf Resorts Inc. (a)	6,249	74,738
Group 1 Automotive Inc.	5,092	254,091
GSI Commerce Inc. (a)	8,180	121,391
Guess ? Inc. (a)	4,222	204,894
Guitar Center Inc. (a)	6,433	287,426
Gymboree Corp. (a)	7,043	297,074
Harris Interactive Inc. (a)	9,415	57,432
Hartmarx Corp. (a)	7,061	47,803
Haverty Furniture Companies Inc.	4,011	63,975
Heidrick & Struggles International Inc. (a)	4,556	164,016
Hibbett Sporting Goods Inc. (a)	7,470	195,565
Home Solutions of America Inc. (a)	8,899	48,767
Hooker Furniture Corp.	3,283	48,129
Hot Topic Inc. (a)	9,783	108,983
Hudson Highland Group Inc. (a)	4,990	48,902
Iconix Brand Group Inc. (a)	6,619	106,566
ICT Group Inc. (a)	1,112	34,995
IHOP Corp.	4,312	199,861
Ikanos Communications (a)	4,604	54,189
IKON Office Solutions Inc.	21,831	293,409
Infospace Inc. (a)	6,787	125,152
InfoUSA Inc.	6,127	50,854
Insight Enterprises Inc. (a)	10,607	218,610
Inter Parfums Inc.	958	18,240
Internap Network Services Corp. (a)	6,289	95,719
inVentiv Health Inc. (a)	5,963	190,995
iPass Inc. (a)	14,482	67,776
Isle of Capri Casinos Inc. (a)	3,984	83,903
J Crew Group Inc. (a)	4,586	137,901
Jack in the Box Inc. (a)	7,402	386,236
Jackson Hewitt Tax Service Inc.	8,248	247,522
Jakks Pacific Inc. (a)	5,548	98,921
Jo-Ann Stores Inc. (a)	4,446	74,337
John H Harland Co.	5,461	199,053
Jos. A. Bank Clothiers Inc. (a)	3,634	108,875
Journal Communications Inc. Class A	8,723	98,308
Journal Register Co.	9,571	54,268

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
K-Swiss Inc. Class A	5,677	$170,651
K2 Inc. (a)	9,036	105,992
Kellwood Co.	6,037	174,047
Kelly Services Inc. Class A	3,924	107,557
Kenexa Corp. (a)	2,978	75,105
Kenneth Cole Productions Inc.	2,255	54,954
Kforce Inc. (a)	6,303	75,195
Kimball International Inc. Class B	7,187	138,709
Korn/Ferry International (a)	8,943	187,266
Krispy Kreme Doughnuts Inc. (a)	12,179	98,650
La-Z-Boy Inc.	11,437	159,661
Labor Ready Inc. (a)	11,525	183,593
Lakes Entertainment Inc. (a)	3,985	38,495
Lancaster Colony Corp.	5,051	226,083
Landry’s Restaurants Inc.	3,494	105,344
Lawson Products Inc.	834	34,961
Leapfrog Enterprises Inc. (a)	7,131	56,549
LECG Corp. (a)	5,269	98,846
Lee Enterprises Inc. Class A	9,358	236,196
Life Time Fitness Inc. (a)	6,212	287,553
Lifetime Brands Inc.	2,013	37,281
Lin TV Corp. (a)	6,690	52,048
Lincoln Educational Services (a)	1,342	21,955
Liquidity Services Inc. (a)	1,286	20,049
Lithia Motors Inc. Class A	3,598	88,943
Live Nation Inc. (a)	13,012	265,705
LKQ Corp. (a)	8,944	196,500
LodgeNet Entertainment Corp. (a)	3,076	58,075
Lodgian Inc. (a)	5,278	70,092
LoJack Corp. (a)	4,364	85,491
Lone Star Steakhouse & Saloon Inc.	3,582	99,472
Luby’s Inc. (a)	3,857	38,069
Magna Entertainment Corp. (a)	9,510	44,602
Maidenform Brands Inc. (a)	3,670	70,831
Mannatech Inc.	3,189	56,509
Marchex Inc. Class B (a)	4,237	64,996
Marcus Corp.	4,820	110,715
MarineMax Inc. (a)	3,499	89,050
Martha Stewart Living Omnimedia Inc. (a)	5,601	99,474
Marvel Entertainment Inc. (a)	9,659	233,168
Matthews International Corp.	6,924	254,872
MAXIMUS Inc.	4,123	107,610
McCormick & Schmick’s Seafood Restaurants Inc. (a)	2,356	52,986
Media General Inc.	4,463	168,344
Mediacom Communications Corp. Class A (a)	13,610	96,903
Midas Inc. (a)	4,172	86,277
Midway Games Inc. (a)	7,861	69,020
Monarch Casino & Resort Inc. (a)	1,854	35,949
Monro Muffler Brake Inc.	2,557	86,964
Morgans Hotel Group (a)	3,681	46,013

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Morton’s Restaurant Group Inc. (a)	2,755	$42,455
Movado Group Inc.	4,600	116,932
MPS Group Inc. (a)	23,326	352,456
MTR Gaming Group Inc. (a)	4,420	41,504
Multimedia Games Inc. (a)	4,908	44,565
MWI Veterinary Supply Inc. (a)	934	31,317
National Presto Industries Inc.	1,399	77,323
Nautilus Inc.	6,852	94,215
Navigant Consulting Inc. (a)	10,787	216,387
Net 1 UEPS Technologies Inc. (a)	10,000	228,600
Netflix Inc. (a)	9,198	209,530
Netratings Inc. (a)	2,858	40,669
New York & Co. Inc. (a)	4,860	63,569
NIC Inc. (a)	6,215	32,007
Nu Skin Enterprises Inc.	11,710	205,159
O’Charley’s Inc. (a)	5,111	96,956
Oakley Inc.	6,009	102,453
On Assignment Inc. (a)	4,408	43,242
Outdoor Channel Holdings Inc. (a)	2,708	29,490
Overstock.com Inc. (a)	2,553	44,754
Oxford Industries Inc.	3,029	129,974
Pacific Sunwear of California Inc. (a)	15,091	227,572
Pantry Inc. (a)	4,605	259,584
Papa John’s International Inc. (a)	5,214	188,278
ParkerVision Inc. (a)	3,327	24,187
Parlux Fragrances Inc. (a)	2,418	12,308
Payless Shoesource Inc. (a)	13,985	348,226
PeopleSupport Inc. (a)	3,332	61,642
PEP Boys-Manny Moe & Jack	11,861	152,414
Perficient Inc. (a)	3,075	48,216
Perry Ellis International Inc. (a)	1,408	43,479
Petco Animal Supplies Inc. (a)	12,096	346,429
PetMed Express Inc. (a)	3,497	36,509
PF Chang’s China Bistro Inc. (a)	6,183	214,612
PHH Corp. (a)	11,415	312,771
Phillips-Van Heusen Corp.	11,446	478,099
Pier 1 Imports Inc.	18,372	136,320
Pinnacle Entertainment Inc. (a)	9,813	275,942
Playboy Enterprises Inc. (a)	4,731	44,519
Playtex Products Inc. (a)	11,414	152,948
Pre-Paid Legal Services Inc.	2,426	96,239
Prestige Brands Holdings Inc. (a)	7,260	80,876
Priceline.com Inc. (a)	5,410	199,034
PriceSmart Inc. (a)	863	13,031
Primedia Inc. (a)	36,110	54,887
Private Media Group Inc. (a)	5,369	21,691
Progressive Gaming International Corp. (a)	8,300	68,060
ProQuest Co. (a)	5,371	69,930
Quiksilver Inc. (a)	24,704	300,154
Radio One Inc. Class D (a)	15,513	96,956
Rare Hospitality International Inc. (a)	7,548	230,667
RC2 Corp. (a)	4,257	142,737

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Reader’s Digest Association Inc.	20,592	$266,872
Red Robin Gourmet Burgers Inc. (a)	3,548	163,598
Regis Corp.	9,820	352,047
Renaissance Learning Inc.	2,288	32,741
Rent-A-Center Inc. (a)	14,134	413,985
Resources Connection Inc. (a)	10,294	275,776
Restoration Hardware Inc. (a)	5,593	48,491
Retail Ventures Inc. (a)	4,470	68,883
Revlon Inc. (a)	29,760	33,629
Riviera Holdings Corp. (a)	1,916	39,144
Rollins Inc.	6,979	147,327
Ruby Tuesday Inc.	12,694	357,844
Rush Enterprises Inc. Class A (a)	4,241	70,740
Russ Berrie & Co. Inc. (a)	2,502	38,130
Ruth’s Chris Steak House (a)	4,036	75,958
Ryan’s Restaurant Group Inc. (a)	9,287	147,385
Salem Communications Corp.	2,749	31,091
Schawk Inc.	3,691	67,250
Scholastic Corp. (a)	7,252	225,900
School Specialty Inc. (a)	4,835	170,627
Sealy Corp.	4,201	54,865
Select Comfort Corp. (a)	12,297	269,058
Shoe Carnival Inc. (a)	2,178	54,929
Shuffle Master Inc. (a)	7,748	209,273
Sinclair Broadcast Group Inc.	8,907	69,920
SIRVA Inc. (a)	10,628	28,270
Sitel Corp. (a)	9,533	28,694
Six Flags Inc. (a)	21,290	111,347
Skechers U.S.A. Inc. (a)	4,990	117,315
Sohu.com Inc. (a)	5,148	113,359
Sonic Automotive Inc.	6,306	145,606
Sonic Corp. (a)	18,298	413,718
Sotheby’s	13,053	420,829
Source Interlink Co. Inc. (a)	7,606	72,257
Spanish Broadcasting System Inc. (a)	7,500	32,775
Spectrum Brands Inc. (a)	7,378	62,270
Speedway Motorsports Inc.	2,732	99,472
Spherion Corp. (a)	13,991	100,036
Stage Stores Inc.	5,907	173,311
Stamps.com Inc. (a)	4,132	78,756
Standard Parking Corp. (a)	761	23,880
Standard Register Co.	4,163	54,952
Stanley Furniture Co. Inc.	2,360	50,292
Star Maritime Acquisition Corp. (a)	2,559	24,592
Startek Inc.	2,775	34,604
Stein Mart Inc.	5,275	80,233
Steinway Musical Instruments Inc. (a)	1,659	46,452
Steven Madden Ltd. (a)	4,246	166,613
Stewart Enterprises Inc.	23,831	139,650
Strayer Education Inc.	3,064	331,555
Stride Rite Corp.	8,174	114,109
Sun-Times Media Group Inc.	15,457	101,707
Syms Corp. (a)	462	9,406

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Synagro Technologies Inc.	12,041	$50,813
Systemax Inc. (a)	2,362	37,839
Take-Two Interactive Software Inc. (a)	14,623	208,524
Talbots Inc.	4,332	118,047
TeleTech Holdings Inc. (a)	8,630	134,887
Tempur-Pedic International Inc. (a)	9,891	169,828
Texas Roadhouse Inc. Class A (a)	11,250	138,150
The Finish Line Inc. Class A	8,734	110,223
The Knot Inc. (a)	3,699	81,859
The Men’s Wearhouse Inc.	10,286	382,742
The Providence Service Corp. (a)	2,249	62,050
The Steak n Shake Co. (a)	5,678	95,901
The Yankee Candle Co. Inc.	9,391	274,875
THQ Inc. (a)	12,991	378,947
Timberland Co. (a)	10,014	288,103
TiVo Inc. (a)	17,318	131,444
Topps Co. Inc.	7,818	70,049
Town Sports International Holdings Inc. (a)	1,833	24,049
Travelzoo Inc. (a)	667	19,223
Triarc Companies Inc. Class B	12,860	194,443
True Religion Apparel Inc. (a)	2,337	49,334
Trump Entertainment Resorts Inc. (a)	5,921	100,420
Tuesday Morning Corp.	7,095	98,479
Tupperware Brands Corp.	13,717	266,933
Tween Brands Inc. (a)	7,200	270,720
Under Armour Inc. Class A (a)	4,235	169,485
Unifirst Corp.	2,415	75,445
United Online Inc.	13,650	166,257
United Stationers Inc. (a)	6,583	306,175
Universal Electronics Inc. (a)	2,900	55,100
Universal Technical Institute Inc. (a)	4,584	82,008
USANA Health Sciences Inc. (a)	2,409	107,417
Vail Resorts Inc. (a)	6,366	254,767
Valassis Communications Inc. (a)	9,964	175,865
Value Line Inc.	444	20,695
ValueClick Inc. (a)	20,970	388,784
ValueVision Media Inc. Class A (a)	5,214	60,430
Vertrue Inc. (a)	2,069	81,353
Viad Corp.	4,497	159,239
Volcom Inc. (a)	2,802	63,157
Volt Information Sciences Inc. (a)	2,248	79,916
Warnaco Group Inc. (a)	9,760	188,758
Waste Connections Inc. (a)	9,157	347,142
Waste Industries USA Inc.	1,344	36,328
Waste Services Inc. (a)	11,808	107,925
Watson Wyatt Worldwide Inc.	8,995	368,075
WD-40 Co.	3,862	137,758
WebSideStory Inc. (a)	3,007	39,722
West Marine Inc. (a)	3,131	43,834
Westwood One Inc.	14,738	104,345
Wet Seal Inc. (a)	15,511	95,238
Weyco Group Inc.	704	15,748

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Wireless Facilities Inc. (a)	11,848	$25,355
WMS Industries Inc. (a)	5,507	160,859
Wolverine World Wide Inc.	12,115	342,976
World Fuel Services Corp.	6,173	249,698
World Wrestling Entertainment Inc.	4,787	78,650
Zale Corp. (a)	10,302	285,777
Zumiez Inc. (a)	3,066	82,782

		52,742,762

Consumer Staples (1.88%)
Alliance One International Inc. (a)	18,054	74,021
Arden Group Inc. Class A	163	18,973
Boston Beer Co. Inc. (a)	2,003	65,799
Casey’s General Stores Inc.	11,095	247,086
Chiquita Brands International Inc.	8,830	118,145
Coca-Cola Bottling Co. Consolidated	657	40,721
Diamond Foods Inc.	3,840	54,950
Farmer Brothers Co.	2,000	41,080
Flowers Foods Inc.	10,473	281,514
Green Mountain Coffee Roasters Inc. (a)	840	30,912
Hain Celestial Group Inc. (a)	6,043	154,459
Imperial Sugar Co.	2,143	66,690
Ingles Markets Inc.	2,553	67,348
J&J Snack Foods Corp.	2,580	80,238
Jones Soda Co. (a)	4,600	41,170
Lance Inc.	6,161	135,665
Longs Drug Stores Corp.	6,377	293,406
M & F Worldwide Corp. (a)	2,173	31,943
Maui Land & Pineapple Co. Inc. (a)	639	18,959
Medifast Inc. (a)	2,221	19,278
Nash Finch Co.	2,910	68,472
National Beverage Corp.	1,832	21,819
Pathmark Stores Inc. (a)	11,125	110,694
Peet’s Coffee & Tea Inc. (a)	2,997	74,955
Performance Food Group Co. (a)	9,236	259,439
Pilgrim’s Pride Corp.	8,304	227,115
Premium Standard Farms Inc.	1,876	35,738
Ralcorp Holdings Inc. (a)	6,082	293,335
Reddy Ice Holdings Inc.	3,432	83,054
Ruddick Corp.	8,461	220,240
Sanderson Farms Inc.	3,496	113,131
Seaboard Corp.	73	87,965
Sensient Technology Corp.	10,133	198,303
Smart & Final Inc. (a)	3,327	56,792
Spartan Stores Inc.	3,740	63,206
The Great Atlantic & Pacific Tea Co. Inc.	4,050	97,524
Tiens Biotech Group USA Inc. (a)	361	1,047
Tootsie Roll Industries Inc.	7,120	208,687
TreeHouse Foods Inc. (a)	6,296	148,901
United Natural Foods Inc. (a)	8,850	274,262
Universal Corp.	5,153	188,239

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Vector Group Ltd.	8,595	$139,411
Village Super Market Inc.	182	12,176
Weis Markets Inc.	2,964	117,967
Wild Oats Markets Inc. (a)	6,559	106,059

		5,090,888

Durable Products (7.25%)
ACCO Brands Corp. (a)	9,191	204,592
Actuant Corp. Class A	6,008	301,001
ADE Corp. (a)	2,194	70,252
Advanced Energy Industries Inc. (a)	7,170	122,177
Albany International Corp. Class A	5,940	189,011
American Ecology Corp.	2,924	57,720
American Superconductor Corp. (a)	6,503	60,218
Andrew Corp. (a)	32,458	299,587
AO Smith Corp.	3,921	154,605
Applied Industrial Technologies Inc.	9,601	234,264
ARGON ST Inc. (a)	2,672	64,048
Arris Group Inc. (a)	21,954	251,593
Astec Industries Inc. (a)	3,167	79,967
ASV Inc. (a)	4,218	62,890
Asyst Technologies Inc. (a)	11,241	75,989
ATMI Inc. (a)	7,809	227,008
Audiovox Corp. (a)	4,114	57,267
Axcelis Technologies Inc. (a)	22,063	155,765
Badger Meter Inc.	2,827	71,212
Baldor Electric Co.	6,930	213,652
Basin Water Inc. (a)	574	4,701
BE Aerospace Inc. (a)	15,761	332,399
Belden CDT Inc.	9,814	375,189
Blount International Inc. (a)	7,322	73,366
Brady Corp.	9,037	317,741
Briggs & Stratton Corp.	10,425	287,209
Brooks Automation Inc. (a)	17,239	224,969
Bucyrus International Inc. Class A	6,577	278,996
C-COR Inc. (a)	10,381	89,069
CalAmp Corp. (a)	3,819	23,258
Capstone Turbine Corp. (a)	17,462	24,621
Cascade Corp.	2,454	112,025
Cavco Industries Inc. (a)	948	29,871
Champion Enterprises Inc. (a)	15,801	109,027
Chart Industries Inc. (a)	2,610	32,129
Cognex Corp.	9,321	235,448
Cohu Inc.	5,526	98,529
Color Kinetics Inc. (a)	2,499	42,433
Columbus McKinnon Corp. (a)	3,624	65,341
CompX International Inc.	800	12,472
Credence Systems Corp. (a)	18,526	52,799
CTS Corp.	8,673	119,514
Curtiss-Wright Corp.	8,850	268,597
Cymer Inc. (a)	7,994	351,017
Darling International Inc. (a)	15,599	65,360

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Dionex Corp. (a)	4,189	$213,388
DXP Enterprises Inc. (a)	175	4,093
Electro Scientific Industries Inc. (a)	6,747	138,988
Emcore Corp. (a)	9,231	54,648
EnPro Industries Inc. (a)	4,856	145,971
Entegris Inc. (a)	28,275	308,480
ESCO Technologies Inc. (a)	5,246	241,526
Esterline Technologies Corp. (a)	5,226	176,430
Federal Signal Corp.	10,679	162,855
FEI Co. (a)	5,355	113,044
Flanders Corp. (a)	1,978	16,932
Flow International Corp. (a)	7,699	99,856
Franklin Electric Co. Inc.	4,362	231,797
Gehl Co. (a)	2,033	54,444
GenCorp Inc. (a)	11,119	142,768
General Cable Corp. (a)	10,285	392,990
GenTek Inc. (a)	1,907	52,652
Global Imaging Systems Inc. (a)	10,408	229,705
Heico Corp.	4,283	146,907
Herman Miller Inc.	13,692	468,403
Houston Wire & Cable Co. (a)	1,608	30,230
Hovnanian Enterprises Inc. (a)	10,154	297,918
InterDigital Communications Corp. (a)	11,667	397,845
Interface Inc. (a)	9,451	121,729
Intevac Inc. (a)	3,972	66,730
Itron Inc. (a)	5,284	294,847
K&F Industries Holdings Inc. (a)	3,925	73,712
Kadant Inc. (a)	3,068	75,350
Kaman Corp.	4,732	85,223
Knoll Inc.	6,140	124,028
Kulicke & Soffa Industries Inc. (a)	11,745	103,826
Levitt Corp Class A	3,711	43,641
Lindsay Manufacturing Co.	3,428	98,555
Littelfuse Inc. (a)	4,897	169,926
LTX Corp. (a)	13,895	69,614
M/I Homes Inc.	2,631	93,006
MasTec Inc. (a)	8,064	89,268
Mattson Technology Inc. (a)	10,971	91,059
Measurement Specialties Inc. (a)	2,636	49,161
Meritage Homes Corp. (a)	4,591	191,032
Metrologic Instruments Inc. (a)	2,210	40,134
Middleby Corp. (a)	1,356	104,493
Mine Safety Appliances Co.	6,144	218,972
MKS Instruments Inc. (a)	7,339	149,055
Mobile Mini Inc. (a)	7,292	207,166
Moog Inc. (a)	7,783	269,759
MTC Technologies Inc. (a)	1,923	46,229
NACCO Industries Inc.	1,150	156,296
Nordson Corp.	6,023	240,077
Orbital Sciences Corp. (a)	12,034	225,878
Orleans Homebuilders Inc.	448	5,255
OYO Geospace Corp. (a)	696	39,498
Palm Harbor Homes Inc. (a)	3,557	53,213

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Paxar Corp. (a)	8,571	$171,249
Photon Dynamics Inc. (a)	4,018	53,319
Photronics Inc. (a)	7,762	109,677
Plantronics Inc.	9,312	163,239
Powell Industries Inc. (a)	1,390	30,761
Power-One Inc. (a)	14,905	107,912
Powerwave Technologies Inc. (a)	24,055	182,818
Presstek Inc. (a)	6,899	37,186
Radyne Corp. (a)	2,903	35,533
RAE Systems Inc. (a)	6,795	20,725
Raser Technologies Inc. (a)	3,119	17,342
Regal-Beloit Corp.	6,131	266,698
Robbins & Myers Inc.	3,398	105,066
Rofin-Sinar Technologies Inc. (a)	3,409	207,165
Rudolph Technologies Inc. (a)	6,160	112,913
Sauer-Danfoss Inc.	2,992	71,748
Semitool Inc. (a)	3,500	36,190
Sequa Corp. (a)	1,427	133,938
Skyline Corp.	1,829	69,886
Smith & Wesson Holding Corp. (a)	6,836	94,884
Sonic Solutions (a)	4,946	75,377
Standex International Corp.	2,910	81,131
Symmetricom Inc. (a)	9,478	76,487
TAL International Group Inc.	3,230	68,508
Taser International Inc. (a)	13,059	100,032
Team Inc. (a)	1,070	26,814
Technical Olympic USA Inc.	3,909	38,425
Technitrol Inc.	9,172	273,784
Tecumseh Products Co. (a)	3,622	55,091
Teledyne Technologies Inc. (a)	7,209	285,476
Tennant Co.	4,292	104,467
The Gormann-Rupp Co.	1,987	64,975
Titan International Inc.	3,577	64,672
TransDigm Group Inc. (a)	2,067	50,476
Triumph Group Inc.	3,668	155,340
TurboChef Technologies Inc. (a)	2,646	36,779
Ultratech Inc. (a)	4,871	64,882
United Industrial Corp.	2,458	131,503
Varian Semiconductor Equipment
Associates Inc. (a)	12,247	449,465
Veeco Instruments Inc. (a)	6,137	123,661
Vicor Corp.	4,537	52,357
Wabtec Corp.	9,713	263,514
Watts Water Technologies Inc.	5,341	169,630
WCI Communities Inc. (a)	7,273	126,841
Woodward Governor Co.	6,285	210,799
X-Rite Inc.	5,284	56,750
Zygo Corp. (a)	4,163	53,078

		19,586,063

Financial Services (23.75%)
1st Source Corp.	4,173	123,187

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
21st Century Insurance Group	6,158	$92,062
Aames Investment Corp.	8,448	29,737
Acadia Realty Trust	5,906	150,603
Accredited Home Lenders Holding Co. (a)	4,512	162,161
ACE Cash Express Inc. (a)	2,011	60,109
Advance America Cash Advance Centers Inc.	13,658	196,948
Advanta Corp.	4,700	173,430
Advent Software Inc. (a)	5,332	193,072
Affirmative Insurance Holding Inc.	911	13,346
Agree Realty Corp.	1,738	57,093
Alabama National Bancorporation	2,877	196,355
Alexander’s Inc. (a)	600	186,150
Alexandria Real Estate Equities Inc.	5,526	518,339
Alfa Corp.	10,104	174,496
Amcore Financial Inc.	5,293	160,325
American Campus Communities Inc.	4,095	104,463
American Equity Investment Life Holdings Co.	11,347	139,228
American Financial Realty Trust	26,437	295,037
American Home Mortgage Investment Corp.	9,396	327,639
American Physicians Capital Inc. (a)	2,522	122,014
AmericanWest Bancorp	2,034	43,223
Ameris Bancorp	2,760	75,100
Anchor Bancorp Wisconsin Inc.	4,474	127,777
Anthracite Capital Inc.	11,331	145,717
Anworth Mortgage Asset Corp.	8,846	73,864
Apollo Investment Corp.	16,542	339,276
Arbor Realty Trust Inc.	2,445	62,494
Ares Capital Corp.	9,742	169,706
Argonaut Group Inc. (a)	6,169	191,424
Arrow Financial Corp.	2,531	64,186
Ashford Hospitality Trust Inc.	11,987	143,005
Asset Acceptance Capital Corp. (a)	3,791	61,604
Asta Funding Inc.	2,534	95,000
Avatar Holdings Inc. (a)	1,175	69,395
Baldwin & Lyons Inc.	2,266	54,883
BancFirst Corp.	1,654	77,275
BancTrust Financial Group Inc.	3,517	98,089
Bank Mutual Corp.	16,887	204,839
Bank of Granite Corp.	3,657	64,107
Bank of the Ozarks Inc.	2,305	78,070
BankAtlantic Bancorp Inc.	9,926	141,148
BankFinancial Corp.	4,257	74,455
Bankrate Inc. (a)	1,869	49,641
BankUnited Financial Corp.	6,189	161,347
Banner Corp.	2,260	92,750
Berkshire Hills Bancorp Inc.	2,118	75,380
BFC Financial Corp. (a)	3,447	20,130
BioMed Realty Trust Inc.	13,086	397,029

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Boston Private Financial Holdings Inc.	7,087	$197,586
Bristol West Holdings Inc.	3,812	55,465
Brookline Bancorp Inc.	13,097	180,084
Cadence Financial Corp.	2,127	43,114
Calamos Asset Management Inc. Class A	5,009	146,864
Camden National Corp.	2,196	88,279
Capital City Bank Group Inc.	2,640	82,104
Capital Corp. of the West	1,411	43,769
Capital Lease Funding Inc.	6,611	73,316
Capital Southwest Corp.	519	61,839
Capital Trust Inc.	2,780	113,229
Capitol Bancorp Ltd.	2,504	111,428
Cardinal Financial Corp.	4,141	45,385
Cascade Bancorp	4,777	179,376
Cash America International Inc.	6,725	262,813
Cass Information Systems Inc.	832	27,548
Cathay General Bancorp	10,283	371,216
Cedar Shopping Centers Inc.	6,690	108,177
Centennial Bank Holdings Inc. (a)	11,968	115,850
Center Financial Corp.	2,454	58,356
Centerstate Banks of Florida Inc.	1,024	20,582
CentraCore Properties Trust	3,238	102,806
Central Pacific Financial Corp.	6,519	238,465
Charter Financial Corp.	800	31,992
CharterMac	10,590	211,376
Chemical Financial Corp.	5,577	165,525
Chittenden Corp.	9,351	268,280
Citizens Banking Corp.	8,906	233,872
Citizens First Bancorp Inc.	1,632	41,551
City Bank	2,597	122,137
City Holding Co.	3,800	151,506
Clayton Holdings Inc. (a)	1,203	15,122
Clifton Savings Bancorp Inc.	389	4,365
CNA Surety Corp. (a)	3,023	61,065
Coastal Financial Corp.	6,127	77,200
CoBiz Inc.	3,520	80,467
Cohen & Steers Inc.	2,349	76,014
Columbia Bancorp	1,522	37,426
Columbia Banking Systems Inc.	3,077	98,495
Commerce Group Inc.	11,049	332,022
Commercial Capital Bancorp Inc.	10,019	159,703
Community Bancorp Inc.	701	28,657
Community Bancorp NV (a)	914	27,886
Community Bank System Inc.	6,669	147,785
Community Banks Inc.	5,838	156,458
Community Trust Bancorp Inc.	3,207	120,744
CompuCredit Corp. (a)	4,225	127,637
Consolidated-Tomoka Land Co.	1,490	95,613
Corporate Office Properties Trust	7,224	323,346
Corus Bankshares Inc.	7,973	178,276
Cousins Properties Inc.	7,972	272,722
Crawford & Co.	6,408	43,510

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Credit Acceptance Corp. (a)	2,250	$66,780
Crescent Real Estate Equities Co.	15,813	344,882
Crystal River Capital Inc.	1,100	25,168
CVB Financial Corp.	12,296	181,612
CyberSource Corp. (a)	6,286	74,363
Darwin Professional Underwriters Inc. (a)	571	12,682
Deerfield Triarc Capital Corp.	10,114	132,595
Delphi Financial Group Inc.	8,277	330,087
DiamondRock Hospitality Co.	12,743	211,661
Digital Realty Trust Inc.	3,244	101,602
Dime Community Bancshares	7,452	109,768
Direct General Corp.	4,380	58,955
Dollar Financial Corp. (a)	2,145	46,804
Donegal Group Inc.	2,137	43,210
Doral Financial Corp.	18,699	123,226
Downey Financial Corp.	4,276	284,525
EastGroup Properties Inc.	5,207	259,621
Education Realty Trust Inc.	5,496	81,121
eFunds Corp. (a)	10,332	249,828
Electro Rent Corp. (a)	4,030	68,550
EMC Insurance Group Inc.	1,379	39,770
Enstar Group Inc. (a)	497	47,483
Enterprise Financial Services Corp.	1,672	51,598
Entertainment Properties Trust	5,697	280,976
Equity Inns Inc.	10,784	171,681
Equity Lifestyle Properties Inc.	4,674	213,649
Equity One Inc.	8,642	207,149
Euronet Worldwide Inc. (a)	7,164	175,876
Extra Space Storage Inc.	10,968	189,856
Farmers Capital Bank Corp.	2,132	72,211
FBL Financial Group Inc.	2,632	88,093
Federal Agricultural Mortgage Corp. Class C	2,848	75,387
FelCor Lodging Trust Inc.	12,771	256,059
Fidelity Bankshares Inc.	5,895	229,964
Fieldstone Investment Corp.	10,223	89,247
Financial Federal Corp.	6,120	164,016
First Acceptance Corp. (a)	3,296	37,871
First Bancorp (North Carolina)	2,385	48,606
First BanCorp (Puerto Rico)	13,830	152,960
First Busey Corp.	2,920	66,313
First Cash Financial Services Inc. (a)	6,181	127,267
First Charter Corp.	6,755	162,525
First Commonwealth Financial Corp.	15,434	201,105
First Community Bancorp (CA)	3,846	215,184
First Community Bancshares Inc.	2,481	82,791
First Financial Bancorp	8,035	127,837
First Financial Bankshares Inc.	4,383	167,211
First Financial Corp. Indiana	2,948	94,071
First Financial Holdings Inc.	3,007	102,900
First Indiana Corp.	3,395	88,304
First Industrial Realty Trust Inc.	9,041	397,804

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
First Merchants Corp.	3,557	$84,123
First Midwest Bancorp Inc.	10,601	401,672
First Niagara Financial Group Inc.	26,430	385,349
First Place Financial Corp. Ohio	2,670	60,502
First Potomac Realty Trust	4,666	141,007
First Regional Bancorp (a)	1,341	45,688
First Republic Bank	4,812	204,799
First South Bancorp Inc.	1,543	47,200
First State Bancorporation	2,998	77,858
FirstFed Financial Corp. (a)	3,413	193,585
FirstMerit Corp.	17,320	401,304
FLAG Financial Corp.	2,890	72,366
Flagstar Bancorp Inc.	7,650	111,308
Flushing Financial Corp.	3,870	67,725
FNB Corp. (PA)	11,454	190,824
FNB Corp. (VA)	1,400	50,414
FPIC Insurance Group Inc. (a)	1,833	72,605
Franklin Bank Corp. (a)	4,265	84,788
Franklin Street Properties Corp.	11,619	230,753
Fremont General Corp.	13,119	183,535
Friedman Billings Ramsey Group Inc.	30,254	242,940
Frontier Financial Corp.	8,632	223,914
GAMCO Investors Inc.	1,858	70,715
GB&T Bancshares Inc.	2,592	54,562
Getty Realty Corp.	4,299	125,875
GFI Group Inc. (a)	2,461	136,069
Glacier Bancorp Inc.	7,162	244,726
Gladstone Capital Corp.	2,249	49,500
Gladstone Investment Corp.	2,002	29,229
Glenborough Realty Trust Inc.	6,915	177,923
Glimcher Realty Trust	8,490	210,382
Global Cash Access Holdings Inc. (a)	7,094	107,048
GMH Communities Trust	7,821	98,701
Gramercy Capital Corp.	3,506	88,386
Great American Financial Resources Inc.	3,261	68,253
Great Southern Bancorp Inc.	2,520	70,812
Greater Bay Bancorp	10,356	292,143
Greene County Bancshares Inc.	1,837	67,161
Greenhill & Co. Inc.	3,609	241,875
H&E Equipment Services Inc. (a)	2,479	60,463
Hancock Holding Co.	6,036	323,228
Hanmi Financial Corp.	7,950	155,820
Harbor Florida Bancshares Inc.	4,490	198,952
Harleysville Group Inc.	5,091	178,134
Harleysville National Corp.	6,484	130,328
Harris & Harris Group Inc. (a)	4,007	49,206
Healthcare Realty Trust Inc.	9,906	380,489
Heartland Financial USA Inc.	2,886	74,112
Heartland Payment Systems Inc.	3,026	78,676
Heritage Commerce Corp.	2,529	58,521
Heritage Property Investment Trust	6,122	223,208
Hersha Hospitality Trust	6,983	67,037

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Highland Hospitality Corp.	12,241	$175,414
Highwoods Properties Inc.	10,597	394,314
Hilb Rogal & Hobbs Co.	7,246	309,042
Home Bancshares Inc.	2,166	47,825
Home Federal Bancorp Inc.	299	4,649
Home Properties Inc.	6,910	394,976
HomeBanc Corp.	11,240	69,126
Horace Mann Educators Corp.	9,608	184,762
Horizon Financial Corp.	1,310	39,117
HouseValues Inc. (a)	2,018	11,785
Huron Consulting Group Inc. (a)	3,863	151,430
IBERIABANK Corp.	1,951	119,011
IMPAC Mortgage Holdings Inc.	16,054	150,426
Independence Holding Co.	641	13,948
Independent Bank Corp. (MA)	3,051	99,219
Independent Bank Corp. (MI)	5,355	130,019
Infinity Property & Casualty Corp.	4,650	191,254
Inland Real Estate Corp.	13,848	242,617
Innkeepers USA Trust	8,183	133,301
Integra Bank Corp.	3,758	95,002
Interactive Data Corp. (a)	6,821	136,079
Interchange Financial Services Corp.	3,772	85,323
International Bancshares Corp.	9,921	294,455
International Securities Exchange Holdings Inc.	7,786	365,086
Intervest Bancshares Corp. (a)	781	34,020
Investors Bancorp Inc. (a)	9,357	141,197
Investors Real Estate Trust	8,373	81,720
Irwin Financial Corp.	4,272	83,560
ITLA Capital Corp.	1,001	53,814
James River Group Inc. (a)	1,473	43,233
Jer Investors Trust Inc.	5,844	100,283
Kansas City Life Insurance Co.	1,029	46,861
Kearny Financial Corp.	3,222	48,910
Kite Realty Group Trust	5,816	99,105
KKR Financial Corp.	16,538	405,843
KNBT Bancorp Inc.	5,843	93,955
Knight Capital Group Inc. (a)	25,204	458,713
LaBranche & Co. Inc. (a)	11,613	120,427
Lakeland Bancorp Inc.	3,037	43,368
Lakeland Financial Corp.	2,400	56,424
LandAmerica Financial Group Inc.	3,533	232,436
LaSalle Hotel Properties	8,042	348,540
Lexington Corporate Properties Trust	10,684	226,287
Longview Fibre Co.	13,988	284,236
LTC Properties Inc.	4,218	102,286
Luminent Mortgage Capital Inc.	7,770	79,953
Macatawa Bank Corp.	3,048	69,769
MAF Bancorp Inc.	6,288	259,632
Maguire Properties Inc.	8,081	329,220
MainSource Financial Group Inc.	2,941	49,909
MarketAxess Holdings Inc. (a)	6,670	69,835
Marlin Business Services Inc. (a)	1,721	35,969

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
MB Financial Inc.	6,077	$224,059
MBT Financial Corp.	3,195	47,414
MCG Capital Corp.	11,083	180,985
McGrath Rentcorp	4,226	108,186
Meadowbrook Insurance Group Inc. (a)	4,943	55,658
Medallion Financial Corp.	2,260	24,928
Medical Properties Trust Inc.	8,394	112,396
Mercantile Bank Corp.	1,681	66,484
MetroCorp Bancshares Inc.	802	18,197
MFA Mortgage Investments Inc.	15,396	114,700
Mid-America Apartment Communities Inc.	4,803	294,040
Mid-State Bancshares	5,523	151,109
Midland Co.	2,099	90,929
Midwest Banc Holdings Inc.	3,307	80,757
Morningstar Inc. (a)	2,824	104,206
MortgageIT Holdings Inc.	6,721	94,632
Move Inc. (a)	27,287	133,979
MVC Capital Inc.	2,871	37,208
Nara Bancorp Inc.	4,152	75,940
NASB Financial Inc.	1,288	51,250
National Financial Partners Corp.	7,565	310,392
National Health Investors Inc.	6,437	182,360
National Interstate Corp.	3,252	79,999
National Penn Bancshares Inc.	9,896	194,160
National Retail Properties Inc.	11,463	247,601
National Western Life Insurance Co.	400	91,956
Nationwide Health Properties Inc.	17,069	456,425
Navigators Group Inc. (a)	2,633	126,410
NBT Bancorp Inc.	7,609	176,985
NCO Group Inc. (a)	6,290	164,924
Netbank Inc.	11,231	67,948
NewAlliance Bancshares Inc.	20,545	300,984
Newcastle Investment Corp.	9,709	266,124
NGP Capital Resources Co.	3,754	54,771
Northern Empire Bancshares (a)	2,161	60,551
NorthStar Realty Finance Corp.	9,736	123,647
Northwest Bancorp Inc.	2,921	74,485
Novastar Financial Inc.	7,005	204,476
NYMAGIC Inc.	1,234	39,118
OceanFirst Financial Corp.	3,690	79,151
Ocwen Financial Corp. (a)	8,551	127,410
Odyssey Re Holdings Corp.	2,367	79,957
Ohio Casualty Corp.	13,129	339,647
Old National Bancorp	14,434	275,689
Old Second Bancorp Inc.	3,260	97,670
Omega Financial Corp.	2,624	78,904
Omega Healthcare Investors Inc.	10,993	165,005
Online Resources Corp. (a)	3,802	46,575
Open Solutions Inc. (a)	3,804	109,593
optionsXpress Holdings Inc.	4,390	122,393
Oriental Financial Group Inc.	4,655	55,488
Pacific Capital Bancorp	9,334	251,738

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Park National Corp.	2,364	$236,613
Parkway Properties Inc.	3,495	162,483
Partners Trust Financial Group Inc.	12,685	135,856
Pennfed Financial Services Inc.	2,872	48,163
Pennsylvania Real Estate Investment Trust	7,421	315,912
Penson Worldwide Inc. (a)	872	15,652
Peoples Bancorp Inc.	2,565	74,975
PFF Bancorp Inc.	5,249	194,423
Phoenix Co. Inc.	22,432	314,048
PICO Holdings Inc. (a)	2,922	95,111
Pinnacle Financial Partners Inc. (a)	3,033	108,581
Piper Jaffray Co. (a)	4,530	274,609
Placer Sierra Bancshares	2,386	52,993
PMA Capital Corp. (a)	5,628	49,639
Portfolio Recovery Associates Inc. (a)	3,489	153,062
Post Properties Inc.	8,412	399,738
Potlatch Corp.	7,891	292,756
Preferred Bank	631	37,841
Premierwest Bancorp	4,121	65,895
Presidential Life Corp.	4,502	100,710
PrivateBancorp Inc.	3,769	172,319
ProAssurance Corp. (a)	7,096	349,691
Prosperity Bancshares Inc.	4,997	170,098
Provident Bankshares Corp.	6,897	255,534
Provident Financial Services Inc.	15,513	287,146
Provident New York Bancorp	7,980	109,166
PS Business Parks Inc.	3,930	236,979
QC Holdings, Inc. (a)	878	10,475
R&G Financial Corp. Class B	6,171	45,974
RAIT Investment Trust	5,992	172,869
Ramco-Gershenson Properties Trust	4,055	129,557
Realty Income Corp.	18,953	468,329
Redwood Trust Inc.	4,366	219,915
Renasant Corp.	3,738	104,926
Republic Bancorp Inc.	17,188	229,116
Republic Bancorp Inc. (Kentucky)	1,389	29,377
Republic Property Trust	3,936	43,375
Resource America Inc.	3,464	72,051
Rewards Network Inc. (a)	4,522	22,022
RLI Corp.	4,812	244,401
Rockville Financial Inc.	1,779	25,778
Roma Financial Corp. (a)	1,569	23,880
Royal Bancshares of Pennsylvania Inc.	268	7,260
S&T Bancorp Inc.	5,946	193,245
Safety Insurance Group Inc.	2,804	136,443
Sanders Morris Harris Group Inc.	1,455	18,202
Sandy Spring Bancorp Inc.	2,977	105,267
Santander BanCorp	1,863	35,192
Saul Centers Inc.	3,342	150,390
Saxon Capital Inc.	11,301	158,666
SCBT Financial Corp.	1,848	69,115
SCPIE Holdings Inc. (a)	1,535	36,134

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Seabright Insurance Holdings (a)	2,677	$37,398
Seacoast Banking Corp. of Florida	2,970	89,694
Security Bank Corp. (Georgia)	2,901	65,592
Selective Insurance Group Inc.	5,806	305,454
Senior Housing Properties Trust	13,009	277,612
Shore Bancshares Inc.	1,213	34,874
Sierra Bancorp	887	27,719
Signature Bank (a)	5,989	185,240
Simmons First National Corp.	2,940	85,289
Sizeler Property Investors Inc.	2,830	42,535
Smithtown Bancorp Inc.	1,129	30,472
Southside Bancshares Inc.	1,757	46,894
Southwest Bancorp Inc.	3,288	84,896
Sovran Self Storage Inc.	3,730	207,201
Spirit Finance Corp.	19,751	229,309
State Auto Financial Corp.	2,612	79,797
State National Bancshares Inc.	2,168	82,362
Sterling Bancorp NY	5,023	98,752
Sterling Bancshares Inc. TX	9,115	184,579
Sterling Financial Corp. PA	5,546	121,957
Sterling Financial Corp. WA	7,825	253,765
Stewart Information Services Corp.	3,762	130,805
Stifel Financial Corp. (a)	2,456	77,953
Strategic Hotels & Resorts Inc.	14,844	295,099
Suffolk Bancorp	2,500	79,800
Summit Bancshares Inc.	2,171	61,049
Sun Bancorp Inc. (New Jersey) (a)	2,810	52,912
Sun Communities Inc.	4,293	137,204
Sunstone Hotel Investors Inc.	11,426	339,581
Superior Bancorp (a)	2,313	26,600
Susquehanna Bancshares Inc.	10,424	254,763
SVB Financial Group (a)	7,353	328,238
SWS Group Inc.	4,306	107,176
SY Bancorp Inc.	3,299	97,881
Tanger Factory Outlet Centers Inc.	6,964	248,058
Tarragon Corp.	2,135	22,225
Taylor Capital Group Inc.	733	21,660
Technology Investment Capital Corp.	4,615	67,517
Texas Capital Bancshares Inc. (a)	4,531	84,820
Texas Regional Bancshares Inc.	9,497	365,160
Texas United Bancshares Inc.	1,998	65,914
The Bancorp Inc. (a)	1,793	45,704
The BISYS Group Inc. (a)	24,394	264,919
The Mills Corp.	11,713	195,724
TheStreet.com Inc.	3,182	33,856
Thomas Weisel Partners Group Inc. (a)	1,731	27,783
TierOne Corp.	5,285	179,320
TNS Inc. (a)	5,069	76,339
Tompkins Trustco Inc.	2,345	106,580
Tower Group Inc.	3,282	109,455
TradeStation Group Inc. (a)	5,184	78,123
Trammell Crow Co. (a)	7,623	278,316
Triad Guaranty Inc. (a)	2,232	114,211

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Trico Bancshares	2,400	$59,400
Trustco Bank Corp. NY	16,513	179,001
Trustmark Corp.	9,905	311,314
Trustreet Properties Inc.	13,241	165,645
U-Store-It Trust	9,610	206,231
UCBH Holdings Inc.	19,011	331,932
UMB Financial Corp.	5,898	215,690
Umpqua Holdings Corp.	11,291	322,923
Union Bankshares Corp.	1,700	75,344
United Bankshares Inc.	7,424	276,321
United Community Banks Inc.	6,409	192,590
United Community Financial Corp.	6,815	83,961
United Fire & Casualty Co.	4,007	125,419
United PanAm Financial Corp. (a)	1,625	25,155
United Security Bancshares	1,100	24,794
Universal American Financial Corp. (a)	7,592	122,003
Universal Health Realty Income Trust	3,690	132,286
Univest Corp. of Pennsylvania	2,362	68,238
Urstadt Biddle Properties Inc.	4,525	82,219
USB Holding Co. Inc.	3,612	79,681
USI Holdings Corp. (a)	9,331	126,435
Vineyard National Bancorp	1,282	33,281
Virginia Commerce Bancorp (a)	2,724	60,473
Virginia Financial Group Inc.	2,400	65,904
W Holding Co. Inc.	20,940	123,755
Waddell & Reed Financial Inc.	17,987	445,178
Washington Real Estate Investment Trust	10,227	407,035
Washington Trust Bancorp Inc.	2,810	74,493
Wauwatosa Holdings Inc. (a)	1,638	28,911
WesBanco Inc.	4,478	130,847
West Bancorporation Inc.	2,949	50,457
West Coast Bancorp (Oregon)	3,410	104,141
Westamerica Bancorporation	6,683	337,558
Western Alliance Bancorp (a)	2,651	87,218
Westfield Financial Inc.	1,364	43,334
Williams Scotsman International Inc. (a)	6,059	129,420
Willow Grove Bancorp Inc.	2,592	40,591
Wilshire Bancorp Inc.	3,218	61,271
Windrose Medical Properties Trust	4,915	86,897
Winston Hotels Inc.	5,936	73,132
Winthrop Realty Trust	2,970	19,157
Wintrust Financial Corp.	5,153	258,423
World Acceptance Corp. (a)	3,745	164,705
Wright Express Corp. (a)	8,206	197,436
WSFS Financial Corp.	1,900	118,161
Yardville National Bancorp	2,149	76,633
Zenith National Insurance Corp.	7,436	296,622

		64,150,689

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (11.45%)
Abaxis Inc. (a)	4,211	$98,495
Abiomed Inc. (a)	4,713	69,705
Acadia Pharmaceuticals Inc. (a)	4,283	37,005
Adams Respiratory Therapeutics Inc. (a)	6,297	230,407
Adeza Biomedical Corp. (a)	2,622	43,027
Adolor Corp. (a)	9,490	131,626
Advanced Magnetics Inc. (a)	1,484	50,604
ADVENTRX Pharmaceuticals Inc. (a)	11,663	31,957
Affymetrix Inc. (a)	13,861	298,843
Air Methods Corp. (a)	1,867	44,061
Akorn Inc. (a)	8,495	30,667
Albany Molecular Research Inc. (a)	6,083	56,937
Alexion Pharmaceuticals Inc. (a)	6,709	227,972
Align Technology Inc. (a)	11,801	134,295
Alkermes Inc. (a)	19,816	314,084
Alliance Imaging Inc. (a)	5,240	40,924
Allscripts Healthcare Solution Inc. (a)	9,706	217,900
Alnylam Pharmaceuticals Inc. (a)	6,061	87,339
Alpharma Inc.	8,830	206,534
Altus Pharmaceuticals Inc. (a)	1,103	17,615
Amedisys Inc. (a)	3,456	137,099
American Medical Systems Holdings Inc. (a)	14,367	264,784
American Oriental Bioengineering Inc. (a)	8,559	52,039
AMERIGROUP Corp. (a)	10,595	313,082
Amsurg Corp. (a)	6,561	146,048
Anadys Pharmaceuticals Inc. (a)	4,476	12,980
Analogic Corp.	2,699	138,513
Andrx Corp. (a)	15,192	371,141
Angiodynamics Inc. (a)	2,208	45,728
Applera Corp. - Celera Genomics Group (a)	16,826	234,218
Apria Healthcare Group Inc. (a)	9,623	189,958
Arena Pharmaceuticals Inc. (a)	10,230	122,555
Ariad Pharmaceuticals Inc. (a)	11,990	52,276
Array Biopharma Inc. (a)	9,688	82,542
Arrow International Inc.	4,653	148,012
Arthrocare Corp. (a)	5,553	260,214
Aspect Medical Systems Inc. (a)	3,206	54,726
Atherogenics Inc. (a)	9,636	126,906
Auxilium Pharmaceuticals Inc. (a)	6,911	69,939
AVANIR Pharmaceuticals (a)	6,718	46,489
AVI BioPharma Inc. (a)	10,883	39,505
Bentley Pharmaceuticals Inc. (a)	3,806	45,672
Bio-Rad Laboratories Inc. (a)	3,741	264,601
Bio-Reference Labs Inc. (a)	2,005	45,012
BioCryst Pharmaceuticals Inc. (a)	6,200	77,314
Bioenvision Inc. (a)	7,070	38,956
BioMarin Pharmaceutical Inc. (a)	18,177	258,659
Biosite Inc. (a)	3,614	167,075

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Bradley Pharmaceuticals Inc. (a)	2,570	$40,914
Bruker BioSciences Corp. (a)	7,785	54,573
Cambrex Corp.	6,070	125,710
Candela Corp. (a)	5,467	59,645
Capital Senior Living Corp. (a)	3,478	32,171
Caraco Pharmaceutical Laboratories Inc. (a)	2,208	22,433
Cell Genesys Inc. (a)	9,941	45,430
Centene Corp. (a)	8,926	146,743
Cepheid Inc. (a)	10,103	72,944
Cerus Corp. (a)	4,814	26,718
Coley Pharmaceutical Group Inc. (a)	2,955	33,746
Combinatorx Inc. (a)	4,917	30,633
Computer Programs & Systems Inc.	1,713	56,135
Conceptus Inc. (a)	4,203	74,351
Conmed Corp. (a)	6,417	135,463
Connetics Corp. (a)	7,481	81,543
Conor Medsystems Inc. (a)	6,276	147,925
Corvel Corp. (a)	1,400	49,112
Cotherix Inc. (a)	3,398	23,990
Cubist Pharmaceuticals Inc. (a)	11,282	245,271
CV Therapeutics Inc. (a)	11,134	124,033
Cyberonics Inc. (a)	4,573	80,165
Cypress Bioscience Inc. (a)	6,588	48,092
Cytokinetics Inc. (a)	4,038	25,964
Datascope Inc.	2,422	81,064
deCODE genetics Inc. (a)	11,966	65,813
Dendreon Corp. (a)	16,522	73,853
DepoMed Inc. (a)	7,614	31,065
Dexcom Inc. (a)	2,986	33,234
Digene Corp. (a)	3,660	157,929
Diversa Corp. (a)	5,480	43,950
DJO Inc. (a)	4,628	192,201
Durect Corp. (a)	13,012	53,349
Eclipsys Corp. (a)	10,158	181,930
Emeritus Corp. (a)	938	20,214
Emisphere Technologies Inc. (a)	4,091	34,569
Encore Medical Corp. (a)	13,326	83,954
Encysive Pharmaceuticals Inc. (a)	12,926	55,582
Enzo Biochem Inc. (a)	6,053	73,786
Enzon Pharmaceuticals Inc. (a)	10,170	83,902
eResearch Technology Inc. (a)	10,352	83,955
ev3 Inc. (a)	3,269	55,606
Exelixis Inc. (a)	17,432	151,833
Five Star Quality Care Inc. (a)	5,825	62,677
Foxhollow Technologies Inc. (a)	4,085	139,666
Genesis HealthCare Corp. (a)	4,288	204,237
Genitope Corp. (a)	4,238	12,375
Genomic Health Inc. (a)	2,004	28,978
Genta Inc. (a)	22,610	17,636
Gentiva Health Services Inc. (a)	5,079	83,499
Geron Corp. (a)	14,658	91,906
Greatbatch Inc. (a)	4,859	109,911

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
GTx Inc. (a)	1,965	$18,157
Haemonetics Corp. (a)	5,392	252,346
Hana Biosciences Inc. (a)	5,636	38,663
Healthcare Services Group Inc.	5,726	144,066
HealthExtras Inc. (a)	5,728	162,160
Healthspring Inc. (a)	4,071	78,367
HealthTronics Inc. (a)	8,062	49,742
Healthways Inc. (a)	7,253	323,484
Hi-Tech Pharmacal Co. Inc. (a)	1,865	23,574
Hologic Inc. (a)	10,909	474,760
Horizon Health Corp. (a)	3,473	53,033
Human Genome Sciences Inc. (a)	28,454	328,359
Hythiam Inc. (a)	5,362	38,714
I-Flow Corp. (a)	6,140	73,803
ICOS Corp. (a)	13,865	347,457
ICU Medical Inc. (a)	2,946	133,984
Idenix Pharmaceuticals Inc. (a)	6,098	59,151
Illumina Inc. (a)	9,472	312,955
Immucor Inc. (a)	14,787	331,377
Incyte Corp. (a)	17,709	74,909
Indevus Pharmaceuticals Inc. (a)	10,729	63,516
Integra LifeSciences Holdings Corp. (a)	4,654	174,432
InterMune Inc. (a)	7,007	115,055
IntraLase Corp. (a)	4,822	95,042
Invacare Corp.	6,206	145,965
Inverness Medical Innovations Inc. (a)	5,816	202,164
IRIS International Inc. (a)	2,906	33,419
Isis Pharmaceuticals Inc. (a)	18,910	135,774
Kendle International Inc. (a)	2,253	72,141
Kensey Nash Corp. (a)	2,164	63,340
Keryx Biopharmaceuticals Inc. (a)	9,273	109,700
Kindred Healthcare Inc. (a)	6,739	200,350
KV Pharmaceutical Co. (a)	8,226	194,956
Kyphon Inc. (a)	9,115	341,083
Landauer Inc.	2,101	106,626
LCA-Vision Inc.	4,310	178,046
Lexicon Genetics Inc. (a)	13,789	51,984
LHC Group Inc. (a)	1,925	42,966
Lifecell Corp. (a)	6,974	224,702
Luminex Corp. (a)	6,896	125,714
Magellan Health Services Inc. (a)	7,396	315,070
MannKind Corp. (a)	5,423	103,037
Martek Biosciences Corp. (a)	6,568	141,278
Matria Healthcare Inc. (a)	4,976	138,283
Maxygen Inc. (a)	6,920	57,505
Medarex Inc. (a)	24,997	268,468
Medcath Corp. (a)	1,553	46,730
Medical Action Industries Inc. (a)	1,444	38,829
Medicines Co. (a)	10,633	239,880
Medicis Pharmaceutical Corp.	11,406	368,984
Mentor Corp.	7,858	395,965
Meridian Bioscience Inc.	4,433	104,220
Merit Medical Systems Inc. (a)	5,181	70,358

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Metabasis Therapeutics Inc. (a)	3,883	$21,822
MGI Pharma Inc. (a)	16,124	277,494
Molecular Devices Corp. (a)	3,456	63,901
Molina Healthcare Inc. (a)	2,671	94,447
Momenta Pharmaceuticals Inc. (a)	4,304	58,190
Monogram Biosciences Inc. (a)	22,344	34,186
Myogen Inc. (a)	8,821	309,441
Myriad Genetics Inc. (a)	8,111	199,936
Nabi Biopharmaceuticals (a)	13,137	75,932
Nastech Pharmaceutical Co. Inc. (a)	4,200	64,092
National Healthcare Corp.	1,800	96,714
Natus Medical Inc. (a)	4,092	55,856
NBTY Inc. (a)	11,373	332,888
Nektar Therapeutics (a)	18,487	266,398
Neurocrine Biosciences Inc. (a)	7,498	80,603
Neurometrix Inc. (a)	2,404	45,700
New River Pharmaceuticals Inc. (a)	2,990	76,933
Nighthawk Radiology Holdings Inc. (a)	907	17,351
Northfield Laboratories Inc. (a)	5,228	75,074
Northstar Neuroscience Inc. (a)	2,307	30,452
Novavax Inc. (a)	17,180	65,112
Noven Pharmaceuticals Inc. (a)	5,363	129,356
NPS Pharmaceuticals Inc. (a)	10,809	41,182
NuVasive Inc. (a)	7,263	146,059
Nuvelo Inc. (a)	10,934	199,436
NxStage Medical Inc. (a)	2,164	18,978
Odyssey HealthCare Inc. (a)	8,465	120,034
Omnicell Inc. (a)	5,553	99,343
Onyx Pharmaceuticals Inc. (a)	8,803	152,204
Option Care Inc.	5,803	77,702
OraSure Technologies Inc. (a)	10,376	83,423
OSI Pharmaceuticals Inc. (a)	11,717	439,739
Owens & Minor Inc.	8,074	265,554
Pain Therapeutics Inc. (a)	6,766	58,323
Palomar Medical Technologies Inc. (a)	3,734	157,575
Panacos Pharmaceuticals Inc. (a)	10,049	49,843
Par Pharmaceutical Cos Inc. (a)	7,490	136,618
Parexel International Corp. (a)	6,168	204,099
Penwest Pharmaceutical Co. (a)	4,460	74,259
Per-Se Technologies Inc. (a)	7,156	163,014
Peregrine Pharmaceuticals Inc. (a)	31,652	40,198
Perrigo Co.	15,981	271,198
Pharmanet Development Group Inc. (a)	3,765	73,154
Pharmion Corp. (a)	5,367	115,659
Phase Forward Inc. (a)	6,245	74,565
PolyMedica Corp.	5,608	240,078
Pozen Inc. (a)	5,400	69,444
PRA International (a)	3,601	96,111
Progenics Pharmaceuticals Inc. (a)	4,780	112,139
PSS World Medical Inc. (a)	15,040	300,650
Psychiatric Solutions Inc. (a)	10,828	369,126
Quality Systems Inc.	3,348	129,869
Quidel Corp. (a)	6,131	86,570

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Radiation Therapy Services Inc. (a)	2,822	$82,487
Regeneron Pharmaceutical Inc. (a)	9,276	145,540
RehabCare Group Inc. (a)	3,964	51,928
Renovis Inc. (a)	4,512	62,085
Res-Care Inc. (a)	4,554	91,490
Rigel Pharmaceuticals Inc. (a)	5,136	52,747
Salix Pharmaceuticals Ltd. (a)	10,254	139,044
Sangamo BioSciences Inc. (a)	4,735	26,327
Santarus Inc. (a)	11,623	86,243
Savient Pharmaceuticals Inc. (a)	13,554	88,236
Sciele Pharma Inc. (a)	6,014	113,304
Sirna Therapeutics Inc. (a)	7,118	39,647
Sirona Dental Systems Inc.	3,893	128,196
Solexa Inc. (a)	4,002	35,298
Somaxon Pharmaceuticals Inc. (a)	991	12,199
SonoSite Inc. (a)	3,456	98,150
Spectranetics Corp. (a)	5,734	67,088
Stereotaxis Inc. (a)	4,198	43,449
STERIS Corp.	14,186	341,315
Sun Healthcare Group Inc. (a)	3,750	40,275
Sunrise Senior Living Inc. (a)	9,022	269,487
SuperGen Inc. (a)	12,498	58,241
SurModics Inc. (a)	3,380	118,706
Symbion Inc. (a)	3,833	70,374
Symmetry Medical Inc. (a)	7,158	108,014
Tanox Inc. (a)	5,970	70,565
Telik Inc. (a)	11,478	204,194
ThermoGenesis Corp. (a)	14,764	57,137
Thoratec Corp. (a)	11,086	173,052
Trimeris Inc. (a)	4,008	35,270
TriPath Imaging Inc. (a)	5,666	51,164
United Surgical Partners International Inc. (a)	9,121	226,474
United Therapeutics Corp. (a)	4,987	262,017
Valeant Pharmaceuticals International	19,081	377,422
Ventana Medical Systems Inc. (a)	6,650	271,519
Viasys Healthcare Inc. (a)	6,977	190,053
ViroPharma Inc. (a)	14,662	178,436
Visicu Inc. (a)	1,116	10,010
VistaCare Inc. Class A (a)	2,846	29,598
Vital Images Inc. (a)	2,350	74,213
Vital Signs Inc.	1,233	69,800
Volcano Corp. (a)	1,844	21,188
West Pharmaceutical Services Inc.	6,569	257,965
Wright Medical Group Inc. (a)	7,211	174,867
Xenoport Inc. (a)	3,699	75,349
Young Innovations Inc.	881	31,681
Zoll Medical Corp. (a)	2,443	87,679
ZymoGenetics Inc. (a)	7,664	129,292

		30,919,900

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (8.41%)
A. Schulman Inc.	7,612	$178,958
Aaon Inc.	2,100	47,901
Acuity Brands Inc.	9,260	420,404
AEP Industries Inc. (a)	1,269	53,235
Affordable Residential Communities (a)	5,591	54,177
AK Steel Holding Corp. (a)	24,860	301,800
Aleris International Inc. (a)	6,358	321,333
Alico Inc.	700	40,957
AM Castle & Co.	2,147	57,625
AMCOL International Corp.	4,867	121,237
American Vanguard Corp.	3,191	44,674
Ameron International Corp.	2,237	148,626
Ampco-Pittsburgh Corp.	1,373	42,467
AMREP Corp.	461	22,529
Apogee Enterprises Inc.	5,880	89,435
AptarGroup Inc.	6,979	355,092
Arch Chemicals Inc.	5,202	147,997
Balchem Corp.	1,903	37,660
Barnes Group Inc.	7,645	134,246
Beacon Roofing Supply Inc. (a)	8,887	179,873
Bluegreen Corp. (a)	3,876	44,458
BlueLinx Holdings Inc.	2,332	22,201
Bowater Inc.	11,270	231,824
Brookfield Homes Corp.	3,387	95,378
Brush Engineered Materials Inc. (a)	4,752	118,182
Buckeye Technologies Inc. (a)	6,119	52,012
Builders Firstsource Inc. (a)	2,655	40,436
Building Materials Holding Corp.	5,984	155,704
Cabot Microelectronics Corp. (a)	5,235	150,873
Calgon Carbon Corp. (a)	6,895	30,476
California Coastal Communities Inc. (a)	1,935	39,784
Caraustar Industries Inc. (a)	6,462	51,502
Century Aluminum Co. (a)	4,516	151,963
Ceradyne Inc. (a)	5,630	231,337
CF Industries Holdings Inc.	10,945	186,831
Chaparral Steel Co. (a)	9,422	320,913
Chesapeake Corp.	4,435	63,465
China BAK Battery Inc. (a)	5,353	35,972
CIRCOR International Inc.	3,578	109,308
Clarcor Inc.	10,549	321,639
Clean Harbors Inc. (a)	3,243	141,233
Cleveland-Cliffs Inc.	8,880	338,417
Coeur d’Alene Mines Corp. (a)	57,863	272,535
Comfort Systems USA Inc.	8,227	94,281
Compass Minerals International Inc.	6,358	179,995
Delta & Pine Land Co.	8,182	331,371
Deltic Timber Corp.	2,486	118,483
Drew Industries Inc. (a)	3,792	95,786
Dycom Industries Inc. (a)	10,264	220,676
Dynamic Materials Corp.	2,593	84,065
ElkCorp	4,649	126,220
EMCOR Group Inc. (a)	6,624	363,260
Encore Wire Corp. (a)	4,904	173,062

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Energy Conversion Devices Inc. (a)	8,034	$297,579
EnerSys (a)	9,376	150,391
ENGlobal Corp. (a)	2,647	16,385
Ferro Corp.	9,029	160,536
Genlyte Group Inc. (a)	5,224	371,949
Georgia Gulf Corp.	7,283	199,700
Gibraltar Industries Inc.	5,149	114,205
Glatfelter	8,697	117,844
Gold Kist Inc. (a)	10,196	212,485
Goodman Global Inc. (a)	4,649	62,064
GrafTech International Ltd. (a)	22,152	129,368
Granite Construction Inc.	7,157	381,826
Graphic Packaging Corp. (a)	13,034	47,704
Greif Inc.	3,281	262,841
Griffon Corp. (a)	6,174	147,373
HB Fuller Co.	12,492	292,812
Hecla Mining Co. (a)	26,746	153,522
Hercules Inc. (a)	24,049	379,253
Hexcel Corp. (a)	19,003	268,892
Infrasource Services Inc. (a)	5,291	92,857
Innerworkings Inc. (a)	2,401	28,212
Innospec Inc.	2,646	78,586
Insituform Technologies Inc. (a)	6,255	151,871
Insteel Industries Inc.	2,943	58,477
Integrated Electrical Services Inc. (a)	3,010	47,588
Interline Brands Inc. (a)	5,549	136,949
Jacuzzi Brands Inc. (a)	16,491	164,745
Kaydon Corp.	5,748	212,791
Koppers Holdings Inc.	1,691	32,078
Kronos Worldwide Inc.	1,333	38,377
L.B. Foster Co. (a)	2,105	33,891
Ladish Co. Inc. (a)	2,978	86,005
Lamson & Sessions Co. (a)	2,845	67,768
Layne Christensen Co. (a)	2,544	72,682
LSI Industries Inc.	3,668	59,605
MacDermid Inc.	6,355	207,300
Maverick Tube Corp. (a)	8,420	545,869
Medis Technologies Ltd. (a)	4,644	114,753
Mercer International Inc.-SBI (a)	5,765	54,422
Metal Management Inc.	5,377	149,696
MGP Ingredients Inc.	2,308	49,091
Minerals Technologies Inc.	3,980	212,532
Mueller Industries Inc.	8,098	284,807
Mueller Water Products Inc. (a)	5,026	73,430
Myers Industries Inc.	5,005	85,085
NCI Building Systems Inc. (a)	4,496	261,532
Neenah Paper Inc.	3,551	121,551
Newkirk Realty Trust Inc.	3,993	65,805
NewMarket Corp.	3,704	215,425
NL Industries Inc.	2,829	28,120
NN Inc.	2,400	28,392
NS Group Inc. (a)	4,648	300,028
Nuco2 Inc. (a)	3,339	89,819

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Olin Corp.	14,669	$225,316
Olympic Steel Inc.	1,653	41,094
OM Group Inc. (a)	6,046	265,661
Omnova Solutions Inc. (a)	9,441	39,463
Oregon Steel Mills Inc. (a)	7,746	378,547
Perini Corp. (a)	4,570	95,422
PGT Inc. (a)	2,169	30,496
Pioneer Companies Inc. (a)	2,214	54,265
PolyOne Corp. (a)	20,012	166,700
PW Eagle Inc.	2,475	74,275
Quanex Corp.	7,483	227,109
Raven Industries Inc.	3,363	100,924
RBC Bearings Inc. (a)	4,281	103,386
Resource Capital Corp.	1,063	16,423
Rock-Tenn Co.	6,469	128,086
Rockwood Holdings Inc. (a)	6,672	133,307
Royal Gold Inc.	3,579	97,098
RTI International Metals Inc. (a)	5,039	219,600
Ryerson Inc.	5,256	115,054
Schnitzer Steel Industries Inc.	4,389	138,429
Schweitzer-Mauduit International Inc.	3,607	68,461
Senomyx Inc. (a)	6,797	104,470
Shiloh Industries Inc. (a)	164	2,211
Silgan Holdings Inc.	4,992	187,500
Simpson Manufacturing Co. Inc.	7,527	203,455
Spartech Corp.	6,088	162,976
Steel Technologies Inc.	2,058	40,399
Stepan Co.	1,373	40,133
Sterling Construction Co. Inc. (a)	1,488	29,849
Stillwater Mining Co. (a)	10,526	88,418
Superior Essex Inc. (a)	3,902	133,643
Symyx Technologies Inc. (a)	6,713	142,248
Tejon Ranch Co. (a)	1,924	81,635
Terra Industries Inc. (a)	19,040	146,798
Texas Industries Inc.	4,711	245,255
The Andersons Inc.	2,923	99,820
Tredegar Corp.	7,219	120,846
Trex Co. Inc. (a)	2,368	57,211
Tronox Inc. Class B	8,545	109,120
UAP Holding Corp.	10,187	217,696
Universal Forest Products Inc.	3,617	177,414
US Concrete Inc. (a)	6,775	44,105
USEC Inc.	18,311	176,518
Valley National Gases Inc.	323	8,065
Valmont Industries Inc.	3,664	191,444
Washington Group International Inc. (a)	6,168	363,048
Watsco Inc.	5,577	256,598
Wausau Paper Corp.	9,963	134,500
Wheeling-Pittsburgh Corp. (a)	2,010	34,391
Worthington Industries Inc.	15,780	269,207
WR Grace & Co. (a)	14,063	186,475
Xerium Technologies Inc.	4,525	50,137

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Zoltek Companies Inc. (a)	3,264	$83,395

		22,718,832

Oil & Gas (4.46%)
Allis-Chalmers Energy Inc. (a)	3,774	55,251
Alon USA Energy Inc.	2,585	76,232
Alpha Natural Resources Inc. (a)	10,157	160,074
Arena Resources Inc. (a)	2,485	79,818
ATP Oil & Gas Corp. (a)	4,344	160,467
Atwood Oceanics Inc. (a)	5,500	247,335
Aurora Oil & Gas Corp. (a)	14,193	43,431
Aventine Renewable Energy Holdings Inc. (a)	6,323	135,249
Basic Energy Services Inc. (a)	2,676	65,294
Berry Petroleum Co.	7,678	216,213
Bill Barrett Corp. (a)	5,860	143,922
Bois d’Arc Energy Inc. (a)	3,890	59,517
Brigham Exploration Co. (a)	10,466	70,855
Bronco Drilling Co. Inc. (a)	2,280	40,082
Callon Petroleum Co. (a)	4,612	62,539
CARBO Ceramics Inc.	4,134	148,948
Carrizo Oil & Gas Inc. (a)	4,577	118,041
Clayton Williams Energy Inc. (a)	1,425	43,178
Complete Production Services Inc. (a)	5,443	107,445
Comstock Resources Inc. (a)	8,815	239,327
Dawson Geophysical Co. (a)	1,330	39,501
Delek US Holdings Inc. (a)	1,880	34,780
Delta Petroleum Corp. (a)	11,271	253,823
Dril-Quip Inc. (a)	2,188	148,084
Edge Petroleum Corp. (a)	3,371	55,520
Encore Acquisition Co. (a)	10,885	264,941
Energy Partners Ltd. (a)	7,883	194,316
Evergreen Solar Inc. (a)	13,988	116,100
EXCO Resources Inc. (a)	11,122	138,024
Exploration Co. of Delaware (a)	5,610	53,688
FuelCell Energy Inc. (a)	9,957	75,773
Gasco Energy Inc. (a)	14,482	39,101
GeoGlobal Resources Inc. (a)	6,013	35,236
Geomet Inc. (a)	2,627	24,694
Giant Industries Inc. (a)	3,086	250,583
GMX Resources Inc. (a)	1,560	48,968
Goodrich Petroleum Corp. (a)	2,606	78,493
Grey Wolf Inc. (a)	40,399	269,865
Gulf Island Fabrication Inc.	2,700	70,443
Hanover Compressor Co. (a)	20,862	380,106
Harvest Natural Resources Inc. (a)	8,515	88,130
Hercules Offshore Inc. (a)	4,209	130,690
Hornbeck Offshore Services Inc. (a)	4,984	166,964
Houston Exploration Co. (a)	5,514	304,097
Hydril (a)	3,939	220,820
Input/Output Inc. (a)	14,134	140,351
James River Coal Co. (a)	3,427	36,155

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Lone Star Technologies Inc. (a)	6,421	$310,648
Lufkin Industries Inc.	2,978	157,596
Mariner Energy Inc. (a)	15,035	276,193
Markwest Hydrocarbon Inc.	1,493	41,804
Matrix Service Co. (a)	4,949	64,782
McMoRan Exploration Co. (a)	5,939	105,358
Meridian Resource Corp. (a)	17,737	54,275
Metretek Technologies Inc. (a)	3,045	36,357
NATCO Group Inc. (a)	3,133	90,230
Newpark Resources Inc. (a)	17,316	92,294
Oil States International Inc. (a)	10,068	276,870
Pacific Ethanol Inc. (a)	5,375	75,465
Parallel Petroleum Corp. (a)	7,586	152,175
Parker Drilling Co. (a)	22,138	156,737
Penn Virginia Corp.	4,279	271,331
PetroHawk Energy Corp. (a)	30,994	321,718
Petroleum Development Corp. (a)	3,588	143,125
Petroquest Energy Inc. (a)	8,556	89,239
Pioneer Drilling Co. (a)	8,643	110,976
Plug Power Inc. (a)	15,276	62,173
PrimeEnergy Corp. (a)	212	15,111
Quest Resource Corp. (a)	4,250	37,740
RAM Energy Resources Inc. (a)	4,527	21,730
Rosetta Resources Inc. (a)	10,573	181,538
RPC Inc.	7,147	130,933
Stone Energy Corp. (a)	4,962	200,862
SulphCo Inc. (a)	6,761	41,986
Superior Well Services Inc. (a)	2,581	51,104
Swift Energy Co. (a)	6,110	255,520
Syntroleum Corp. (a)	7,549	36,160
Tetra Tech Inc. (a)	12,592	219,353
Toreador Resources Corp. (a)	2,859	52,663
Transmeridian Exploration Inc. (a)	13,603	53,732
Trico Marine Services Inc. (a)	2,055	69,356
Union Drilling Inc. (a)	2,169	23,859
Universal Compression Holdings Inc. (a)	6,570	351,167
VAALCO Energy Inc. (a)	11,183	80,294
Veritas DGC Inc. (a)	7,415	488,055
W-H Energy Services Inc. (a)	6,189	256,658
Warren Resources Inc. (a)	11,621	141,544
Warrior Energy Service Corp. (a)	1,916	49,337
Western Refining Inc.	5,127	119,152
Westmoreland Coal Co. (a)	1,125	22,129
Whiting Petroleum Corp. (a)	8,214	329,381

		12,051,174

Technology (14.23%)
@Road Inc. (a)	10,738	62,710
3Com Corp. (a)	80,442	354,749
3D Systems Corp. (a)	2,708	49,665

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Acacia Research - Acacia Technologies (a)	5,115	$58,055
Access Integrated Technologies Inc. (a)	2,686	25,436
Actel Corp. (a)	6,191	96,270
Actuate Corp. (a)	9,210	40,708
Adaptec Inc. (a)	24,212	106,775
Adtran Inc.	13,963	332,878
Advanced Analogic Technologies Inc. (a)	7,946	43,624
Aeroflex Inc. (a)	14,642	150,520
Agile Software Corp. (a)	11,074	72,313
Agilysys Inc.	6,388	89,688
Altiris Inc. (a)	4,945	104,290
American Reprographics Co. (a)	5,510	176,651
American Science & Engineering Inc. (a)	2,007	97,380
AMIS Holdings Inc. (a)	10,103	95,877
Amkor Technology Inc. (a)	21,010	108,412
ANADIGICS Inc. (a)	11,215	80,299
Anaren Inc. (a)	5,020	105,771
Anixter International Inc. (a)	6,768	382,189
Ansoft Corp. (a)	3,692	91,968
Ansys Inc. (a)	6,835	301,970
Applied Micro Circuits Corp. (a)	58,895	170,207
Ariba Inc. (a)	14,630	109,579
Art Technology Group Inc. (a)	26,855	68,749
Aspen Technology Inc. (a)	10,682	116,647
Atheros Communications (a)	10,835	196,439
Audible Inc. (a)	4,806	34,892
Avanex Corp. (a)	29,405	50,871
Avid Technology Inc. (a)	8,679	316,089
Avocent Corp. (a)	10,215	307,676
BearingPoint Inc. (a)	37,804	297,139
Bel Fuse Inc.	2,350	75,412
Benchmark Electronics Inc. (a)	12,985	349,037
Black Box Corp.	3,630	141,280
Blackbaud Inc.	8,900	195,711
Blackboard Inc. (a)	5,760	152,640
Blue Coat Systems Inc. (a)	3,804	68,510
Bookham Inc. (a)	9,696	31,221
Borland Software Corp. (a)	17,494	100,241
Bottomline Technologies Inc. (a)	5,258	51,318
Broadwing Corp. (a)	15,988	201,769
Brocade Communications Systems Inc. (a)	58,390	412,233
CACI International Inc. (a)	6,627	364,551
Carrier Access Corp. (a)	3,425	24,318
Cbeyond Inc. (a)	3,321	91,161
Checkpoint Systems Inc. (a)	8,406	138,783
Chordiant Software Inc. (a)	13,591	41,724
Ciber Inc. (a)	11,916	79,003
Cirrus Logic Inc. (a)	18,121	132,102

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Click Commerce Inc. (a)	2,600	$58,812
Cogent Communications Group Inc. (a)	5,355	62,064
Coherent Inc. (a)	6,529	226,295
CommScope Inc. (a)	11,891	390,738
COMSYS IT Partners Inc. (a)	3,278	56,349
Comtech Group Inc. (a)	2,650	39,671
Comtech Telecommunications Corp. (a)	4,655	155,849
Concur Technologies Inc. (a)	5,835	84,899
Conexant Systems Inc. (a)	100,366	200,732
Convera Corp. (a)	4,557	24,107
Covansys Corp. (a)	6,172	105,788
CPI International Inc. (a)	747	9,838
CSG Systems International Inc. (a)	10,931	288,906
Cubic Corp.	3,573	69,959
Daktronics Inc.	8,008	165,686
DealerTrack Holdings Inc. (a)	2,431	53,749
Dendrite International Inc. (a)	8,069	78,915
Digi International Inc. (a)	4,320	58,320
Digital Insight Corp. (a)	7,663	224,679
Digital River Inc. (a)	8,148	416,526
Digitas Inc. (a)	18,672	179,625
Diodes Inc. (a)	3,947	170,392
Ditech Networks Inc. (a)	6,645	51,233
DSP Group Inc. (a)	6,214	141,990
Eagle Test Systems Inc. (a)	1,935	31,966
Echelon Corp. (a)	6,800	55,896
eCollege.com Inc. (a)	3,810	60,922
EDO Corp.	3,549	81,201
Electronics for Imaging Inc. (a)	12,678	290,073
Emageon Inc. (a)	3,629	56,576
EMS Technologies Inc. (a)	3,386	63,589
Emulex Corp. (a)	17,312	314,559
Epicor Software Corp. (a)	10,426	136,685
EPIQ Systems Inc. (a)	2,947	43,350
Equinix Inc. (a)	5,886	353,749
eSpeed Inc. (a)	5,972	54,942
Essex Corp. (a)	3,550	61,770
Exar Corp. (a)	9,648	128,222
Excel Technology Inc. (a)	2,261	66,903
Extreme Networks Inc. (a)	23,871	86,652
FalconStor Software Inc. (a)	7,660	58,905
FileNet Corp. (a)	8,575	298,667
Finisar Corp. (a)	46,968	170,494
Flir Systems Inc. (a)	14,113	383,309
Formfactor Inc. (a)	9,376	395,011
Foundry Networks Inc. (a)	30,066	395,368
Gartner Inc. (a)	13,623	239,629
Gateway Inc. (a)	59,134	111,763
Genesis Microchip Inc. (a)	7,324	86,203
Gerber Scientific Inc. (a)	4,955	74,226
Harmonic Inc. (a)	16,117	118,460
Herley Industries Inc. (a)	2,500	30,950
Hittite Microwave Corp. (a)	2,555	113,697

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Hutchinson Technology Inc. (a)	5,357	$112,658
Hypercom Corp. (a)	10,454	70,878
Hyperion Solutions Corp. (a)	12,027	414,691
I.D. Systems Inc. (a)	2,116	50,001
i2 Technologies Inc. (a)	3,640	68,177
iGate Corp. (a)	4,500	22,230
IHS Inc. (a)	4,628	148,466
II-VI Inc. (a)	5,190	129,335
Imation Corp.	7,025	282,054
Infocrossing Inc. (a)	4,006	53,720
Informatica Corp. (a)	19,047	258,849
Innovative Solutions & Support Inc. (a)	2,682	38,969
InPhonic Inc. (a)	4,797	37,992
Integral Systems Inc.	2,327	72,742
Inter-Tel Inc.	4,842	104,587
Intergraph Corp. (a)	6,155	263,926
Intermagnetics General Corp. (a)	9,559	258,571
Intermec Inc. (a)	10,346	272,721
International DisplayWorks Inc. (a)	9,100	57,967
Internet Capital Group Inc. (a)	10,730	101,398
Internet Security Systems Inc. (a)	8,352	231,852
InterVoice Inc. (a)	8,226	52,153
Interwoven Inc. (a)	9,466	104,410
Ionatron Inc. (a)	7,517	36,157
iRobot Corp. (a)	1,851	37,131
Ixia (a)	9,654	86,017
IXYS Corp. (a)	5,453	45,751
j2 Global Communications Inc. (a)	10,251	278,520
Jack Henry & Associates Inc.	15,865	345,381
JDA Software Group Inc. (a)	6,519	100,523
Jupitermedia Corp. (a)	3,630	31,436
Kanbay International Inc. (a)	7,087	145,709
Keane Inc. (a)	10,923	157,400
Kemet Corp. (a)	19,185	154,823
Komag Inc. (a)	6,237	199,335
Kopin Corp. (a)	14,780	49,513
Kronos Inc. (a)	6,774	230,926
L-1 Identity Solutions Inc. (a)	13,244	172,834
Lattice Semiconductor Corp. (a)	26,509	180,791
Lawson Software Inc. (a)	24,882	180,394
Lightbridge Inc. (a)	4,743	55,588
Lionbridge Technologies Inc. (a)	14,135	107,850
Loral Space & Communications Inc. (a)	2,059	54,193
Macrovision Corp. (a)	10,561	250,190
Magma Design Automation Inc. (a)	6,186	56,293
Manhattan Associates Inc. (a)	6,403	154,568
ManTech International Corp. (a)	3,812	125,834
Mapinfo Corp. (a)	4,393	56,362
Maxwell Technologies Inc. (a)	2,431	49,447
McDATA Corp. (a)	32,009	161,005
Mentor Graphics Corp. (a)	17,540	246,963
Mercury Computer Systems Inc. (a)	4,775	56,584
Merge Technologies Inc. (a)	6,896	47,444

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Methode Electronics Inc.	7,655	$72,799
Micrel Inc. (a)	14,305	137,185
Micros Systems Inc. (a)	8,384	410,145
Microsemi Corp. (a)	14,303	269,612
MicroStrategy Inc. (a)	2,754	280,440
Microtune Inc. (a)	10,783	52,405
Mindspeed Technologies Inc. (a)	25,734	44,520
MIPS Technologies Inc. (a)	8,453	57,058
Mobility Electronics Inc. (a)	5,610	31,192
Monolithic Power Systems Inc. (a)	3,637	34,406
MoSys Inc. (a)	3,224	21,698
MRO Software Inc. (a)	4,523	116,105
MRV Communications Inc. (a)	25,245	69,676
MTS Systems Corp.	4,421	142,975
Multi-Fineline Electronix Inc. (a)	1,433	36,355
Neoware Inc. (a)	4,944	67,189
Ness Technologies Inc. (a)	5,853	78,138
Netgear Inc. (a)	7,563	155,722
Netlogic Microsystems Inc. (a)	3,463	87,856
NetScout Systems Inc. (a)	4,042	26,233
Newport Corp. (a)	9,538	155,469
Nextest Systems Corp. (a)	582	7,659
Novatel Wireless Inc. (a)	6,071	58,464
Nuance Communications Inc. (a)	25,936	211,897
Omniture Inc. (a)	2,959	23,347
Omnivision Technologies Inc. (a)	12,302	175,550
ON Semiconductor Corp. (a)	31,146	183,138
Openwave Systems Inc. (a)	19,410	181,678
Oplink Communications Inc. (a)	4,561	91,129
OPNET Technologies Inc. (a)	1,828	23,965
Opsware Inc. (a)	17,456	157,279
Optical Communication Products Inc. (a)	5,452	10,740
OSI Systems Inc. (a)	3,260	63,896
Packeteer Inc. (a)	7,597	65,410
Palm Inc. (a)	18,943	275,810
Parametric Technology Corp. (a)	23,798	415,513
Park Electrochemical Corp.	4,627	146,583
PDF Solutions Inc. (a)	4,950	54,252
Pegasus Wireless Corp. (a)	10,466	6,384
Pegasystems Inc.	1,660	14,492
Pericom Semiconductor Corp. (a)	4,853	47,317
Perot Systems Corp. (a)	16,874	232,692
Plexus Corp. (a)	9,724	186,701
PLX Technology Inc. (a)	4,846	50,253
Polycom Inc. (a)	18,526	454,443
PortalPlayer Inc. (a)	5,616	63,348
Progress Software Corp. (a)	8,211	213,486
QAD Inc.	2,688	21,719
Quantum Corp. (a)	41,194	89,803
Quest Software Inc. (a)	13,424	191,695
Rackable Systems Inc. (a)	5,777	158,116
Radiant Systems Inc. (a)	6,039	72,951

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Radisys Corp. (a)	4,488	$95,370
RealNetworks Inc. (a)	24,155	256,285
Redback Networks Inc. (a)	13,026	180,801
RF Micro Devices Inc. (a)	41,239	312,592
RightNow Technologies Inc. (a)	2,770	43,240
Rogers Corp. (a)	3,490	215,507
S1 Corp. (a)	17,187	79,232
Safeguard Scientifics Inc. (a)	20,360	39,906
SafeNet Inc. (a)	5,455	99,226
Sapient Corp. (a)	18,229	99,348
SAVVIS Inc. (a)	6,660	189,810
Scansource Inc. (a)	5,632	170,819
Secure Computing Corp. (a)	9,933	62,876
Semtech Corp. (a)	14,588	186,143
SI International Inc. (a)	2,869	91,751
Sigma Designs Inc. (a)	5,808	86,830
Silicon Image Inc. (a)	17,024	216,545
Silicon Storage Technology Inc. (a)	19,095	78,671
Sirenza Microdevices Inc. (a)	5,796	45,788
SiRF Technology Holdings Inc. (a)	10,539	252,831
Skyworks Solutions Inc. (a)	33,221	172,417
Smith Micro Software Inc. (a)	3,737	53,738
SonicWALL Inc. (a)	12,457	136,030
Sonus Networks Inc. (a)	52,226	274,709
SPSS Inc. (a)	3,950	98,473
SRA International Inc. (a)	7,753	233,055
Staktek Holdings Inc. (a)	660	3,947
Standard Microsystems Corp. (a)	4,526	128,629
Stellent Inc.	6,545	70,948
Stratasys Inc. (a)	2,083	55,012
Stratex Networks Inc. (a)	22,908	101,712
SunPower Corp. Class A (a)	2,009	55,730
Supertex Inc. (a)	2,250	87,457
Sybase Inc. (a)	19,185	465,044
Sycamore Networks Inc. (a)	38,016	143,700
Sykes Enterprises Inc. (a)	6,492	132,112
Synaptics Inc. (a)	5,239	127,674
Synchronoss Technologies Inc. (a)	2,500	23,700
Syniverse Holdings Inc. (a)	5,164	77,460
SYNNEX Corp. (a)	2,607	59,987
Syntel Inc.	1,389	31,461
Taleo Corp. (a)	1,861	18,833
Talx Corp.	6,649	163,033
Techwell Inc. (a)	1,603	24,013
Tekelec (a)	12,096	156,764
Terremark Worldwide Inc. (a)	8,681	48,180
Tessera Technologies Inc. (a)	10,004	347,939
TIBCO Software Inc. (a)	43,699	392,417
Transaction Systems Architects Inc. (a)	8,146	279,571
Transmeta Corp. (a)	33,422	38,435
TranSwitch Corp. (a)	30,091	42,428
Trident Microsystems Inc. (a)	12,092	281,260
Triquint Semiconductor Inc. (a)	30,310	157,612

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
TriZetto Group Inc. (a)	9,327	$141,211
TTM Technologies Inc. (a)	9,371	109,641
Tyler Technologies Inc. (a)	9,374	121,206
Ulticom Inc. (a)	2,460	25,609
Ultimate Software Group Inc. (a)	5,307	124,874
Universal Display Corp. (a)	4,950	54,599
UTStarcom Inc. (a)	24,517	217,466
VA Software Corp. (a)	10,858	43,649
Varian Inc. (a)	6,743	309,301
VASCO Data Security International Inc. (a)	5,715	59,207
Verint Systems Inc. (a)	2,781	83,569
ViaSat Inc. (a)	5,029	126,127
Vignette Corp. (a)	7,075	95,795
Virage Logic Corp. (a)	4,469	40,713
Volterra Semiconductor Corp. (a)	3,764	61,165
Vonage Holdings Corp. (a)	7,227	49,722
WebEx Communications Inc. (a)	8,604	335,728
webMethods Inc. (a)	11,142	85,236
Websense Inc. (a)	9,956	215,149
Wind River Systems Inc. (a)	15,279	163,638
Witness Systems Inc. (a)	6,990	122,535
Zhone Technologies Inc. (a)	27,125	29,024
Zoran Corp. (a)	9,600	154,368

		38,443,139

Telecommunications (1.22%)
Alaska Communications Systems Group Inc.	8,151	108,164
Atlantic Tele-Network Inc.	750	13,860
Centennial Communications Corp. (a)	4,340	23,132
Cincinnati Bell Inc. (a)	54,384	262,131
Commonwealth Telephone Enterprises Inc.	4,733	195,142
Consolidated Communications Holdings Inc.	4,067	76,094
CT Communications Inc.	3,973	86,294
Dobson Communications Corp. (a)	30,686	215,416
Eschelon Telecom Inc. (a)	1,549	26,317
FairPoint Communications Inc.	6,126	106,592
FiberTower Corp. (a)	24,543	231,931
General Communication Inc. Class A (a)	10,992	136,191
Golden Telecom Inc.	4,180	126,445
IDT Corp. Class B (a)	10,343	149,146
Iowa Telecommunications Service Inc.	6,861	135,779
iPCS Inc. (a)	3,270	175,108
North Pittsburgh Systems Inc.	3,186	80,192
NTELOS Holdings Corp. (a)	3,010	38,438
Premiere Global Services Inc. (a)	16,217	140,763
RCN Corp. (a)	5,651	159,923
Shenandoah Telecommunications Co.	1,600	69,552
SureWest Communications	3,514	68,418

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunications (Cont.)
Talk America Holdings Inc. (a)	6,624	$62,928
Time Warner Telecom Inc. (a)	24,993	475,117
USA Mobility Inc. (a)	5,606	128,041

		3,291,114

Utilities & Energy (3.25%)
Allete Inc.	5,446	236,629
American States Water Co.	3,874	148,181
Aquila Inc. (a)	75,285	325,984
Atlas America Inc. (a)	3,726	159,026
Avista Corp.	11,156	264,174
Black Hills Corp.	6,753	226,968
California Water Service Group	4,151	153,296
Cascade Natural Gas Corp.	2,786	72,687
CH Energy Group Inc.	3,726	191,777
Cleco Corp.	11,570	292,027
Crosstex Energy Inc.	2,135	191,232
Duquesne Light Holdings Inc.	18,141	356,652
El Paso Electric Co. (a)	10,936	244,310
Empire District Electric Co.	6,968	155,944
EnergySouth Inc.	1,800	60,750
Evergreen Energy Inc. (a)	14,399	154,069
Headwaters Inc. (a)	8,604	200,903
Idacorp Inc.	9,197	347,739
International Coal Group Inc. (a)	22,655	95,604
ITC Holdings Corp.	2,754	85,925
Laclede Group Inc.	4,929	158,122
MGE Energy Inc.	3,939	127,545
New Jersey Resources Corp.	5,670	279,531
Nicor Inc.	6,739	288,160
Northwest Natural Gas Co.	5,415	212,701
NorthWestern Corp.	7,055	246,784
Ormat Technologies Inc.	1,507	49,309
Otter Tail Corp.	6,139	179,504
Peoples Energy Corp.	8,041	326,867
Piedmont Natural Gas Co. Inc.	15,746	398,531
Pike Electric Corp. (a)	3,152	46,965
PNM Resources Inc.	14,190	391,218
Portland General Electric Co.	4,941	120,610
Rentech Inc. (a)	28,541	132,145
SJW Corp.	3,882	116,111
South Jersey Industries Inc.	7,100	212,361
Southwest Gas Corp.	7,714	257,031
Southwest Water Co.	3,892	47,599
UIL Holdings Corp.	5,449	204,338
Unisource Energy Corp.	7,134	237,776
VeraSun Energy (a)	3,804	61,054
Westar Energy Inc.	17,880	420,359

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
WGL Holdings Inc.	10,151	$318,132

		8,796,630

Total Common Stocks
(cost $ 227,482,719)		267,294,335

Short-term Investments (2.23%)
U.S. Treasury Bills, 4.881%, 12/21/2006 (b)	$6,077,000	6,012,748

Total Short-term Investments
(cost $ 6,010,367)		6,012,748

TOTAL INVESTMENTS (101.17%)
(cost $ 233,493,086)		273,307,083
LIABILITIES, NET OF OTHER ASSETS (-1.17%)		(3,161,890)

NET ASSETS (100.00%)		$270,145,193

(a)	Non-income producing security.

(b)	At September 30, 2006, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (99.14%)
Australia (5.17%)
ABC Learning Centres Ltd.	10,075	47,006
Alinta Ltd.	7,720	65,592
Alumina Ltd.	33,907	156,427
Amcor Ltd.	25,724	142,449
AMP Ltd.	52,913	352,558
Ansell Ltd.	5,217	41,176
APN News & Media Ltd.	7,974	30,191
Aristocrat Leisure Ltd.	9,841	103,416
Australia & New Zealand Banking
Group Ltd.	52,280	1,046,581
Australian Gas & Light Co.	12,931	206,724
Australian Stock Exchange	4,863	117,793
Axa Asia Pacific Holdings	24,556	118,960
Babcock & Brown Ltd.	5,575	83,683
BHP Billiton Ltd.	99,443	1,899,564
Billabong International Ltd.	4,111	44,887
Bluescope Steel	21,227	102,517
Boral Ltd.	17,910	96,508
Brambles Industries Ltd.	27,608	262,347
Caltex Australian Ltd.	4,281	76,256
Centro Properties Group	22,727	136,354
CFS Retail Property Trust	42,893	64,576
Challenger Financial Service	13,847	35,811
Coca-Cola Amatil Ltd.	14,114	70,373
Cochlear Ltd.	1,423	56,210
Coles Myer Ltd.	34,161	366,372
Commonwealth Bank of Australia	36,491	1,244,251
Commonwealth Property Office	35,774	37,594
Computershare Ltd.	12,356	71,001
CSL Ltd.	5,146	207,222
CSR Ltd.	27,982	62,148
DB RREEF Trust	71,145	84,839
DCA Group Ltd.	9,310	23,800
Downer Edi Ltd.	7,006	31,329
Foster’s Group Ltd.	59,741	286,741
Futuris Corp. Ltd.	14,491	21,924
Goodman Fielder Ltd.	29,539	47,553
GPT Group	54,468	190,796
Harvey Norman Holdings Ltd.	13,901	36,676
Iluka Resources Ltd.	6,645	35,212
ING Industrial Fund	20,392	35,868
Insurance Australia Group Ltd.	45,834	180,365
Investa Property Group	40,599	74,436
James Hardie Industries Ltd.	14,248	79,218
John Fairfax Holdings Ltd.	26,931	84,702
Leighton Holdings Ltd.	4,775	68,827
Lend Lease Corp. Ltd.	10,206	121,857
Lion Nathan Ltd.	7,514	45,361
Macquarie Airports	17,111	39,151
Macquarie Bank Ltd.	6,961	358,752
Macquarie Communications Infrastructure Group	7,433	34,347
Macquarie Goodman Group	38,958	189,311

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Macquarie Infrastructure Grp.	68,680	163,799
Macquarie Office Trust	54,067	60,243
Mayne Pharma Ltd.	18,392	58,805
Mirvac Group	24,096	85,124
Multiplex Group	20,140	52,836
National Australia Bank Ltd.	45,676	1,249,353
Newcrest Mining Ltd.	9,618	161,287
Onesteel Ltd.	18,539	58,032
Orica Ltd.	9,036	151,325
Origin Energy Ltd.	21,858	108,659
Pacific Brands Ltd.	15,740	29,679
Paladin Resources Ltd. (a)	11,612	41,109
Paperlinx Ltd.	12,720	36,499
Perpetual Trustees Australia	1,149	62,599
Publishing & Broadcasting	3,610	50,152
Qantas Airways Ltd.	25,282	73,675
QBE Insurance Group Ltd.	22,706	414,608
Rinker Group Ltd.	26,312	272,584
Rio Tinto Ltd.	8,044	420,263
Santos Ltd.	17,611	146,874
Sonic Healthcare Ltd.	6,818	66,974
Stockland	38,517	212,430
Suncorp-Metway Ltd.	15,949	260,796
Sydney Roads Group (a)	22,893	18,939
Symbion Health Ltd.	18,392	46,880
Tabcorp Holding Ltd.	15,578	181,469
Tattersall’s Ltd.	17,365	46,333
Telstra Corp. Ltd.	60,934	168,486
Toll Holdings Ltd.	14,560	167,006
Transurban Group	22,782	123,950
Unitab Ltd. (b)	2,943	32,682
Wesfarmers Ltd.	10,678	277,984
Westfield Group	43,126	604,909
Westpac Banking Corp.	52,210	883,694
Woodside Petroleum Ltd.	13,254	387,720
Woolworths Ltd.	33,315	503,049
WorleyParsons Ltd.	4,972	62,255
Zinifex Ltd.	13,604	119,134

		17,279,807

Austria (0.56%)
Andritz AG	285	43,476
BETandWIN.com Interactive Entertainment AG (a)	614	16,195
Boehler-Uddeholm	1,174	66,038
Erste Bank Der Oester Spark	5,211	324,443
Flughafen Wien AG	288	23,851
IMMOEAST Immobilien Anlagen AG (a)	7,867	95,667
Immofinanz Immobilien Anlagen AG (a)	12,797	154,159
Mayr-Melnhof Karton AG	179	30,740
Meinl European Land Ltd. (a)	4,015	87,467
Oest Elektrizatswirts AG Class A	2,180	105,460

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Austria (Cont.)
OMV AG	4,698	243,415
Raiffeisen International Bank Holding	991	105,558
RHI AG (a)	901	35,247
Telekom Austria AG	10,442	263,495
VoestAlpine AG	2,507	103,540
Wiener Staedtische Allgemeine Versicherung AG	1,135	71,242
Wienerberger AG	1,992	94,067

		1,864,060

Belgium (1.23%)
Agfa Gevaert NV	2,844	67,439
Barco NV	307	28,087
Bekaert NV	405	39,878
Belgacom SA	5,019	195,640
Cofinimmo	189	35,829
Colruyt SA	497	84,828
Compagnie Maritime Belge SA	530	18,065
D’Ieteren NV	84	28,035
Delhaize Group	2,131	179,022
Dexia	16,266	421,391
Euronav SA	636	20,638
Fortis	33,450	1,357,745
Groupe Bruxelles Lambert SA	2,094	223,443
InBev NV	5,187	285,590
KBC GROEP NV	5,248	552,675
Mobistar SA	836	69,224
Omega Pharma SA	599	34,537
Solvay SA	1,760	227,640
UCB SA	2,453	155,993
Umicore	655	96,928

		4,122,627

Denmark (0.76%)
A P Moller-Maersk A/S	31	265,721
Bang & Olufsen Class B	395	42,390
Carlsberg A/S Class B	899	75,607
Codan A/S	287	20,378
Coloplast Class B	708	56,894
Dampskibsselskabet Torm A/S	450	23,266
Danisco A/S	1,515	122,904
Danske Bank	12,056	474,153
DSV De Sammenslut Vogn Class B	580	101,404
East Asiatic Co. Ltd. A/S	700	32,858
FLSmidth & Co. A/S	1,061	49,172
GN Store Nord	6,110	93,523
H. Lundbeck A/S	1,542	35,928
Jyske Bank A/S (a)	1,743	100,492
NKT Holding A/S	538	40,625
Novo Nordisk A/S	6,860	509,846
Novozymes A/S Class B	1,549	118,154
Sydbank A/S	1,850	68,118

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Topdanmark A/S (a)	514	70,983
Trygvesta A/S	700	41,727
Vestas Wind Systems A/S (a)	5,315	141,918
William DeMant Holding (a)	774	59,434

		2,545,495

Finland (1.42%)
Amer Group	2,082	46,729
Cargotec Corp.	1,028	43,500
Elisa Corp. Class A	4,593	101,340
Fortum OYJ	12,443	331,503
KCI Konecranes OYJ	1,388	26,348
Kesko OYJ	1,987	83,551
Kone Corp. OYJ Class B	2,056	99,722
Metso OYJ	3,638	133,874
Neste Oil OYJ	3,731	108,437
Nokia OYJ	116,891	2,321,182
Nokian Renkaat OYJ	2,750	49,483
OKO Bank	3,700	59,023
Orion OYJ Class B (a)	2,045	38,897
Outokumpu OYJ	2,996	76,475
Rautaruukki OYJ	2,314	66,461
Sampo Insurance Co.	11,757	245,095
SanomaWSOY OYJ	1,789	45,893
Stora Enso OYJ R Shares	17,225	261,232
Tietoenator Corp. OYJ	2,312	67,958
UPM-Kymmene OYJ	14,893	353,906
Uponor OYJ	1,644	44,570
Wartsila OYJ Class B	1,724	69,956
YIT OYJ	3,407	78,931

		4,754,066

France (9.69%)
Accor SA	5,884	401,040
Air France	3,523	106,233
Air Liquide	3,408	695,332
Alcatel SA	38,209	466,582
Alstom (a)	3,161	285,993
Atos Origin (a)	1,969	108,535
AXA	47,436	1,749,197
BIC SA	856	53,231
BNP Paribas	23,712	2,551,270
Bouygues	5,791	309,739
Business Objects SA (a)	2,599	87,961
Cap Gemini	3,630	192,544
Carrefour SA	17,116	1,081,507
Casino Guichard Perrachon	1,199	96,621
CNP Assurances	1,115	108,162
Compagnie De Saint-Gobain	8,863	642,855
Credit Agricole SA	17,019	747,564
Dassault Systemes SA	1,552	87,321
Essilor International	2,805	287,218

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Euronext	2,520	244,934
European Aeronautic Defense	9,283	266,973
France Telecom SA	47,923	1,099,915
Gaz de France	5,689	226,518
Gecina SA	342	45,622
Groupe Danone	6,802	954,818
Hermes International SCA	1,859	171,848
Imerys SA	948	79,339
Klepierre	508	76,076
L’Oreal	8,183	831,154
Lafarge SA	4,261	550,042
Lagardere SCA	3,419	246,688
LVMH Moet Hennessy Louis Vuitton SA	6,940	715,022
M6 Metropole Television	1,858	57,016
Michelin Class B	4,088	299,623
Neopost SA	924	110,255
PagesJaunes SA	3,355	95,296
Pernod-Ricard	2,145	446,347
Peugeot SA	4,351	245,354
PPR SA	1,952	289,355
Publicis Groupe SA	3,766	148,326
Renault SA	5,263	603,640
Safran SA	4,878	98,598
Sanofi-Aventis	28,944	2,576,511
Schneider Electric SA	6,491	723,909
SCOR SA	26,745	65,115
Societe des Autoroutes Paris	809	60,218
Societe Generale Class A	9,897	1,575,011
Societe Television Francaise 1	3,413	109,019
Sodexho Alliance	2,848	157,818
STMicroelectronics NV	19,301	334,568
Suez SA	28,835	1,268,047
Technip-Coflexip SA	2,907	165,216
Thales SA	2,430	107,817
Thomson SA	7,396	116,200
Total SA	63,000	4,134,160
Unibail	1,275	267,898
Valeo	2,176	77,618
Vallourec SA	1,032	240,657
Veolia Environnement	8,203	495,230
Vinci SA	6,103	679,476
Vivendi	32,959	1,188,194
Zodiac SA	1,102	65,370

		32,369,716

Germany (6.81%)
Adidas-Salomon AG	5,800	272,859
Allianz AG	11,566	2,001,652
Altana AG	1,971	108,871
BASF AG	14,628	1,171,372
Bayer AG	20,581	1,049,129
Beiersdorf AG	1,383	73,603
Bilfinger Berger AG	1,074	63,723

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Celesio AG	2,376	123,860
Commerzbank AG	17,666	594,756
Continental AG	3,712	430,408
DaimlerChrysler AG	26,114	1,305,017
Depfa Bank PLC	9,853	181,914
Deutsche Bank AG	14,742	1,778,882
Deutsche Boerse AG	2,891	434,780
Deutsche Lufthansa	6,549	138,767
Deutsche Post AG	22,194	582,562
Deutsche Postbank AG	1,610	122,187
Deutsche Telekom AG	80,726	1,283,652
Douglas Holding AG	835	39,071
E.On AG	17,737	2,102,496
Fresenius Medical Care	1,875	243,561
Heidelberger Druckmaschinen	1,592	65,629
Hochtief AG	1,361	85,204
Hypo Real Estate Holding	3,803	237,262
Infineon Technologies AG (a)	21,306	252,610
IVG Immobilien AG	2,488	90,041
Karstadtquelle AG (a)	1,592	37,851
Linde AG	3,075	289,676
MAN AG	3,787	320,492
Merck KGaA	1,394	147,812
Metro AG	4,208	245,934
MLP AG	1,705	38,181
Muenchener Rueckvers AG	5,560	879,250
Premiere AG (a)	1,686	22,491
Puma AG	334	113,929
Qiagen NV (a)	4,066	63,675
Rheinmetall AG	969	70,530
RWE AG	12,625	1,164,664
Salzgitter AG	1,108	104,125
SAP AG	6,309	1,251,220
Siemens AG	24,114	2,103,750
Solarworld AG	1,100	60,439
Suedzucker AG	1,682	41,548
ThyssenKrupp AG	10,318	347,635
TUI AG (a)	6,201	128,013
Volkswagen AG	4,867	414,608
Wincor Nixdorf AG	523	76,035

		22,755,726

Greece (0.63%)
Alpha Bank AE	11,289	301,188
Bank of Piraeus	6,097	158,028
Coca-Cola Hellenic Bottling	2,970	102,363
Cosmote Mobile Telecommunication	2,750	65,907
EFG Eurobank Ergasias	6,732	206,242
Folli-Follie SA	400	11,615
Germanos SA	1,340	31,945
Greek Org of Football Prognostics SA	6,370	214,053
Hellenic Exchanges SA	1,570	24,885
Hellenic Petroleum SA	3,019	36,215

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Hellenic Technodomiki Tev SA	3,096	30,308
Hellenic Telecommunications Org. (a)	8,819	216,278
Intracom SA (a)	2,430	15,530
Motor Oil (Hellas) Corinth Refineries SA	1,010	25,615
National Bank of Greece	10,788	464,290
Public Power Corp.	3,059	73,700
Technical Olympic SA	2,490	8,399
Titan Cement Co. SA	1,870	88,637
Viohalco, Hellenic Copper and Aluminum Industry SA	2,850	28,912

		2,104,110

Hong Kong (1.70%)
ASM Pacific Technology	6,000	31,499
Bank of East Asia Ltd.	42,005	191,676
BOC Hong Kong Holdings Ltd.	105,000	235,860
Cathay Pacific Airways Ltd.	30,000	61,458
Cheung Kong Holdings Ltd.	44,000	472,438
Cheung Kong Infrastructure	12,000	36,736
CLP Holdings Ltd.	51,283	310,700
Esprit Holdings Ltd.	28,000	255,357
Foxconn International Holdings Ltd. (a)	61,000	187,918
Giordano International Ltd.	44,000	21,462
Hang Lung Properties Ltd.	52,000	111,066
Hang Seng Bank Ltd.	21,774	275,157
Henderson Land Development Co. Ltd.	21,000	118,065
Hong Kong & China Gas Co. Ltd.	106,534	249,698
Hong Kong Electric	40,000	187,147
Hong Kong Exchange & Clearing	30,000	218,916
Hopewell Holdings	16,000	45,593
Hutchison Telecommunications International Ltd. (a)	38,000	67,214
Hutchison Whampoa Ltd.	61,210	540,552
Hysan Development Co.	17,000	43,598
Johnson Electric Holdings	44,716	39,087
Kerry Properties Ltd.	16,000	58,532
Kingboard Chemicals Holdings Co. Ltd.	16,000	57,608
Li & Fung Ltd.	55,000	136,677
Link REIT (a)	60,000	124,919
Melco International Development Ltd.	21,000	44,962
MTR Corp.	40,000	100,428
New World Development	70,800	121,959
Orient Overseas International Ltd.	6,600	26,855
PCCW Ltd.	106,000	64,765
Shangri-La Asia Ltd.	38,271	85,083
Shun Tak Holdings Ltd.	26,000	30,637
Sino Land Co.	42,000	74,397
Solomon Systech International Ltd.	46,000	8,030
Sun Hung Kai Properties Ltd.	39,000	425,760
Swire Pacific Ltd. Class A	27,000	282,107
Techtronic Industries	33,500	49,450
Television Broadcasts Ltd.	8,000	43,129

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Texwinca Holdings Ltd.	18,000	11,760
Wharf Holdings Ltd.	35,114	120,342
Wing Hang Bank Ltd.	5,500	53,725
Yue Yuen Industrial Holdings	13,500	41,935

		5,664,257

Ireland (0.83%)
Allied Irish Bank PLC	25,032	666,578
Bank of Ireland	27,794	543,465
C&C Group PLC	8,633	117,243
CRH PLC	15,344	518,139
DCC PLC	2,156	53,858
Elan Corp. PLC (a)	11,939	184,699
Fyffes PLC	8,271	16,047
Grafton Group PLC (a)	6,064	79,970
Greencore Group PLC	4,782	23,649
IAWS Group PLC	2,956	54,876
Independent News & Media PLC	16,318	49,247
Irish Life & Permanent PLC	7,589	190,155
Kerry Group PLC Class A	3,805	90,226
Kingspan Group PLC	3,636	74,923
Paddy Power PLC	1,406	26,387
Ryanair Holdings PLC (a)	9,352	100,088

		2,789,550

Italy (3.81%)
Alleanza Assicurazioni	12,056	140,952
Arnoldo Mondadori Editore	3,562	32,995
Assicurazione Generali Itl	27,150	1,015,613
Autogrill SpA	3,779	60,139
Autostrade SpA	8,046	238,642
Banca Fideuram SpA	9,185	58,526
Banca Intesa	26,794	164,105
Banca Intesa SpA	111,404	733,170
Banca Monte Dei Paschi Siena SpA	32,096	194,543
Banca Popolare Di Verona SpA	10,569	292,030
Banche Popolari Unite SCRL	9,845	264,909
Banco Popolare di Milano SCRL	11,828	156,434
Benetton Group	1,758	30,251
Bulgari SpA	4,232	53,879
Capitalia SpA	48,740	403,588
Enel SpA	122,444	1,117,133
ENI SpA	74,328	2,202,660
Fiat SpA (a)	15,710	250,408
Finmeccanica SpA	8,476	189,272
Fondiaria-Sai SpA	1,993	87,417
Gruppo Editoriale L’Espresso	5,499	28,101
Italcementi SpA	2,020	51,152
Lottomatica SpA	1,528	57,566
Luxottica Group SpA	3,880	114,292
Mediaset SpA	22,348	240,168
Mediobanca SpA	13,878	302,686

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Mediolanum SpA	7,055	52,424
Pirelli & Co. SpA	76,738	66,023
SanPaolo IMI SpA	31,865	672,767
Seat Pagine Gaille	118,660	59,359
Snam Rete Gas	26,949	130,881
Telecom Italia RNC SpA	174,119	419,504
Telecom Italia SpA	308,185	875,378
Terna SpA	34,180	99,470
Tiscali SpA (a)	7,820	22,187
UniCredito Italiano SpA	222,809	1,849,178

		12,727,802

Japan (23.44%)
77 Bank Ltd.	10,000	69,333
ACCESS Co. Ltd. (a)	6	42,667
Acom Co. Ltd.	2,080	88,747
Aderans Co. Ltd.	900	23,314
Advantest Corp.	4,380	217,285
Aeon Co. Ltd.	16,800	411,733
Aeon Credit Service Co. Ltd.	2,400	57,397
Aiful Corp.	2,300	88,982
Aisin Seiki Co. Ltd.	5,500	160,635
Ajinomoto Co. Inc.	17,000	183,060
Alfresa Holdings Corp.	600	38,044
All Nippon Airways Co. Ltd.	19,000	76,885
Alps Electric Co. Ltd.	5,000	52,233
Amada Co. Ltd.	10,000	100,402
Amano Corp.	2,000	25,634
Aoyama Trading Co. Ltd.	1,600	51,065
ARRK Corp.	1,500	19,695
Asahi Breweries Ltd.	11,100	161,813
Asahi Glass Co. Ltd.	27,000	333,029
Asahi Kasei Corp.	35,000	224,000
Asatsu DK Inc.	800	24,313
ASICS Corp.	4,000	52,114
Astellas Pharma Inc.	15,451	621,310
Autobacs Seven Co. Ltd.	600	22,552
Bank of Fukuoka Ltd.	17,000	124,775
Bank of Kyoto	7,000	70,756
Bank of Yokohama Ltd.	34,000	267,683
Benesse Corp.	1,900	70,290
Bridgestone Corp.	17,400	351,314
Canon Inc.	30,300	1,580,089
Canon Sales Co. Inc.	2,000	47,915
Casio Computer Co. Ltd.	6,200	124,919
Central Glass Co. Ltd.	6,000	33,219
Central Japan Railway Co.	44	469,333
Chiba Bank Ltd.	21,000	187,200
Chiyoda Corp.	4,000	78,222
Chubu Electric Power Co. Inc.	19,000	493,799
Chugai Pharmaceutical Co. Ltd.	8,000	172,021
Circle K Sunkus Co. Ltd.	1,100	20,673
Citizen Watch Co. Ltd.	10,300	84,754

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Coca-Cola West Japan Co. Ltd.	1,200	23,975
Comsys Holdings Corp.	3,000	32,914
Credit Saison Co. Ltd.	4,600	193,930
CSK Corp.	1,900	79,458
Dai Nippon Printing Co. Ltd.	18,000	277,790
Daicel Chemical Industries	8,000	55,467
Daido Steel Co. Ltd.	10,000	73,058
DAIFUKU Co. Ltd.	2,000	25,211
Daiichi Sanyko Co. Ltd.	20,713	587,416
Daikin Industries Ltd.	6,700	198,519
Dainippon Ink & Chemical Inc.	18,000	65,524
Dainippon Screen Manufacturing Co. Ltd.	7,000	63,644
Daito Trust Construction Co. Ltd.	2,600	141,088
Daiwa House Industry Co. Ltd.	15,000	259,683
Daiwa Securities Group Inc.	36,000	419,962
Denki Kagaku Kogyo KK	14,000	54,282
Denso Corp.	15,200	534,011
Dentsu Inc.	52	141,308
Dowa Mining Co. Ltd.	8,000	69,012
E*Trade Securities Co. Ltd.	42	47,644
eAccess Ltd.	34	20,522
East Japan Railway Co.	97	678,282
Ebara Corp.	9,000	32,610
EDION Corp.	1,900	32,571
Eisai Co. Ltd.	7,200	348,038
Electric Power Development	4,680	166,796
Elpida Memory Inc. (a)	2,700	122,514
Familymart Co. Ltd.	1,900	51,953
Fanuc Ltd.	5,200	405,875
Fast Retailing	1,500	140,825
Fuji Electric Holdings Co. Ltd.	15,000	77,333
Fuji Photo Film Co. Ltd.	13,900	507,166
Fuji Soft ABC Inc.	800	20,859
Fuji Television Network Inc.	20	45,206
Fujikura Ltd.	11,000	120,406
Fujitsu Ltd.	54,000	445,257
Furukawa Electric Co. Ltd.	18,000	118,857
Glory Ltd.	1,600	31,018
Goodwill Group Inc.	36	21,760
Gunma Bank Ltd.	11,000	81,295
Gunze Ltd.	5,000	28,275
Hakuhodo DY Holdings Inc.	760	49,605
Hankyu Department Stores	5,000	42,286
Hankyu Hanshin Holdings Inc.	27,000	169,371
Hanshin Electric Railway Co. Ltd. (b)	5,000	43,911
HASEKO Corp. (a)	21,000	72,356
Hikari Tsushin Inc.	600	31,340
Hino Motors Ltd.	8,000	43,276
Hirose Electric Co. Ltd.	900	119,238
Hitachi Cable Ltd.	4,000	18,049
Hitachi Capital Corp.	1,400	26,667
Hitachi Chemical Co. Ltd.	3,100	75,056

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hitachi Construction Machine	3,000	67,048
Hitachi High-Technologies Corp.	1,500	42,413
Hitachi Ltd.	95,000	554,116
Hokkaido Electric Power	5,300	128,546
Hokuhoku Financial Group Inc.	31,000	116,783
Honda Motor Co. Ltd.	44,600	1,498,938
House Foods Corp.	2,200	36,317
Hoya Corp.	11,700	440,762
Ibiden Co. Ltd.	3,800	200,737
Index Corp.	30	21,740
INPEX Holdings Inc. (a)	23	182,637
Isetan Co. Ltd.	5,000	84,360
Ishikawajima-Harima Heavy Industries Co. Ltd.	35,000	106,963
Ito En Ltd.	1,600	55,128
Itochu Corp.	43,000	333,079
Itochu Techno-Science Corp.	900	45,714
JAFCO Co. Ltd.	1,000	50,455
Japan Airlines Corp. (a)	18,000	35,200
Japan Prime Investment Corp.	11	32,872
Japan Real Estate Investment	8	67,725
Japan Retail Fund Investment	7	51,556
Japan Steel Works Ltd.	11,000	75,242
Japan Tobacco Inc.	130	505,143
JFE Holdings Inc.	15,800	619,293
JGC Corp.	6,000	100,267
Joyo Bank Ltd.	21,000	124,622
JS Group Corp.	7,500	156,825
JSR Corp.	5,000	110,053
JTEKT Corp.	5,100	98,870
Kajima Corp.	25,000	114,286
Kaken Pharmaceutical Co. Ltd.	2,000	13,613
Kamigumi Co. Ltd.	7,000	54,578
Kaneka Corp.	8,000	75,716
Kansai Electric Power	21,700	500,593
Kansai Paint Co. Ltd.	7,000	52,919
Kao Corp.	14,000	373,333
Katokichi Co. Ltd.	2,700	22,057
Kawasaki Heavy Industries Ltd.	37,000	122,472
Kawasaki Kisen Kaisha Ltd.	14,000	88,415
KDDI Corp.	69	429,917
Keihin Electric Express Railway	12,000	87,670
Keio Corp.	15,000	100,064
Keisei Electric Co.	8,000	49,033
Keyence Corp.	1,068	245,923
Kikkoman Corp.	4,000	46,629
Kinden Corp.	4,000	33,016
Kintetsu Corp.	45,000	140,952
Kirin Brewery Co. Ltd.	22,000	293,706
KK DaVinci Advisors (a)	31	29,655
Kobe Steel Ltd.	78,000	244,978
Kokuyo Co. Ltd.	2,100	33,387
Komatsu Ltd.	26,000	449,016

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Komori Corp.	2,000	40,720
Konami Corp.	2,600	66,032
Konica Minolta Holdings Inc. (a)	14,000	187,496
Kose Corp.	880	28,384
Kubota Corp.	31,000	254,561
Kuraray Co. Ltd.	11,000	122,362
Kurita Water Industries Ltd.	3,000	58,159
Kyocera Corp.	4,600	393,702
Kyowa Hakko Kogyo Co. Ltd.	10,000	70,434
Kyushu Electric Power	11,400	269,257
Lawson Inc.	1,600	56,212
Leopalace21 Corp.	3,600	131,352
Mabuchi Motor Co. Ltd.	800	48,897
Makita Corp.	3,000	88,127
Marubeni Corp.	42,000	209,067
Marui Co. Ltd.	9,000	131,733
Matsui Securities Co. Ltd.	3,000	25,016
Matsumotokiyoshi Co. Ltd.	1,000	24,042
Matsushita Electric Industries	56,000	1,185,185
Matsushita Electric Works	9,114	96,290
Mediceo Paltac Holdings Co. Ltd.	4,900	100,385
Meiji Dairies Corp.	7,000	47,289
Meiji Seika Kaisha Ltd.	9,000	45,714
Meitec Corp.	1,000	30,730
Millea Holdings Inc. (b)	20,000	695,026
Minebea Co. Ltd.	10,000	54,688
Mitsubishi Chemical Holdings Corp.	33,500	209,863
Mitsubishi Corp.	38,500	723,556
Mitsubishi Electric Corp.	55,000	463,280
Mitsubishi Estate Co. Ltd.	33,000	720,762
Mitsubishi Gas Chem Co.	11,000	119,475
Mitsubishi Heavy Industries Ltd.	92,000	380,851
Mitsubishi Logistics Corp.	3,000	47,898
Mitsubishi Materials Corp.	27,000	111,314
Mitsubishi Rayon Co. Ltd.	15,000	99,048
Mitsubishi UFJ Financial Group Inc.	245	3,152,592
Mitsubishi UFJ Securities Co. Ltd.	8,000	100,233
Mitsui & Co. Ltd.	44,000	559,475
Mitsui Chemicals Inc.	19,000	136,720
Mitsui Engineering & Shipbuilding	19,000	61,765
Mitsui Fudosan Co. Ltd.	24,000	545,524
Mitsui Mining & Smelting Co.	17,000	87,645
Mitsui OSK Lines Ltd.	31,000	229,105
Mitsui Sumitomo Insurance Co.	35,000	437,630
Mitsui Trust Holding Inc.	17,000	193,422
Mitsukoshi Ltd.	12,000	53,841
Mitsumi Electric Co. Ltd.	1,600	22,078
Mizuho Financial Group Inc.	272	2,109,223
Murata Manufacturing Co. Ltd.	5,800	402,624
Namco Bandai Holdings Inc.	6,000	94,324
NEC Corp.	58,000	318,662
NEC Electronics Corp. (a)	1,000	34,370
Net One Systems Co. Ltd.	13	18,049

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NGK Insulators Ltd.	8,000	112,423
NGK Spark Plug Co. Ltd.	5,000	99,259
NHK Spring Co. Ltd.	4,000	46,290
Nichirei Corp.	8,000	42,193
Nidec Corp.	3,000	226,286
Nikko Cordial Corp.	23,500	272,550
Nikon Corp.	8,000	165,249
Nintendo Co. Ltd.	2,800	576,948
Nippon Building Fund Inc.	13	132,064
Nippon Electric Glass Co. Ltd.	6,000	132,317
Nippon Express Co. Ltd.	22,000	117,892
Nippon Kayaku Co. Ltd.	5,000	42,370
Nippon Light Metal Co. Ltd.	15,000	37,714
Nippon Meat Packers Inc.	5,000	56,169
Nippon Mining Holdings Inc.	25,000	176,720
Nippon Oil Corp.	37,000	272,508
Nippon Paper Group Inc.	25	90,582
Nippon Sheet Glass Co. Ltd.	10,000	46,984
Nippon Shokubai Co. Ltd.	3,000	36,317
Nippon Steel Corp.	174,000	715,886
Nippon Telegraph & Telephone Corp.	148	726,688
Nippon Yusen Kabushiki Kaish	30,000	182,603
Nishi-Nippon City Bank Ltd.	16,000	78,425
Nishimatsu Construction Co.	7,000	26,133
Nissan Chemical Industries	5,000	59,132
Nissan Motor Co. Ltd.	64,100	717,920
Nisshin Seifun Group Inc.	5,500	57,363
Nisshin Steel Co. Ltd.	26,000	77,037
Nisshinbo Industries Inc.	5,000	52,783
Nissin Food Products Co. Ltd.	2,600	82,760
Nitori Co. Ltd.	900	40,762
Nitto Denko Corp.	4,700	278,519
NOK Corp.	3,100	76,499
Nomura Holdings Inc.	50,300	885,706
Nomura Real Estate Office Fund Inc.	7	56,119
Nomura Research Institute	600	83,302
NSK Ltd.	13,000	109,723
NTN Corp.	12,000	94,883
NTT Data Corp.	35	161,482
NTT DoCoMo Inc.	524	807,348
NTT Urban Development Corp.	7	55,941
Obayashi Corp.	18,000	126,781
OBIC Co. Ltd.	200	42,277
Odakyu Electric Railway Co.	18,000	114,438
Oji Paper Co. Ltd.	21,000	115,022
Oki Electric Industries Co. Ltd.	16,000	36,030
OKUMA Corp.	4,000	35,386
Okumura Corp.	5,000	27,471
Olympus Corp.	7,000	206,222
Omron Corp.	6,500	159,577
Onward Kashiyama Co. Ltd.	4,000	57,498
Oracle Corp.	900	38,933
Oriental Land Co. Ltd.	1,400	78,578

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Orix Corp.	2,580	713,117
Osaka Gas Co. Ltd.	57,000	198,806
OSG Corp.	2,000	28,478
OTSUKA Corp.	400	42,531
Park24 Co. Ltd.	1,200	39,416
Pioneer Corp.	4,400	77,477
Promise Co. Ltd.	2,500	99,471
QP Corp.	4,300	40,625
Rakuten Inc.	185	72,512
Resona Holdings Inc.	131	392,584
Ricoh Co. Ltd.	19,000	377,989
Rinnai Corp.	900	25,752
Rohm Co. Ltd.	3,100	287,890
Round One Corp.	12	43,479
Ryohin Keikaku Co. Ltd.	700	49,482
Sanken Electric Co. Ltd. (a)	3,000	38,806
Sankyo Co. Ltd.	1,400	74,785
Santen Pharmaceutical Co. Ltd.	2,100	53,333
Sanwa Shutter Corp.	6,000	34,032
Sanyo Electric Co. Ltd. (a)	44,000	89,397
Sapporo Breweries	7,000	33,244
Sapporo Hokuyo Holdings Inc.	8	87,365
SBI Holdings Inc.	283	101,221
Secom Co. Ltd.	6,000	297,143
Sega Sammy Holdings Inc.	5,068	163,034
Seiko Epson Corp.	3,700	100,859
Seino Holdings Co. Ltd.	4,000	47,035
Sekisui Chemical	14,000	118,044
Sekisui House Ltd.	15,000	226,921
Seven & I Holdings Co. Ltd.	23,640	760,483
SFCG Co. Ltd.	160	30,354
Sharp Corp.	28,000	480,000
Shimachu Co. Ltd.	1,500	44,064
Shimamura Co. Ltd.	600	58,616
Shimano Inc.	2,200	61,460
Shimizu Corp.	17,000	97,143
Shin-Etsu Chemical Co. Ltd.	11,100	708,521
Shinko Electric Industries Co. Ltd.	1,900	52,919
Shinko Securities Co. Ltd.	13,000	51,395
Shinsei Bank Ltd.	38,000	231,619
Shionogi & Co. Ltd.	9,000	165,333
Shiseido Co. Ltd.	10,000	199,788
Shizuoka Bank Ltd.	17,000	184,787
Showa Denko K.K.	31,000	133,579
Showa Shell Sekiyu K.K.	5,200	57,932
SMC Corp.	1,600	211,708
Softbank Corp.	21,100	436,737
Sojitz Holdings Corp. (a)	10,000	32,508
Sompo Japan Insurance Inc.	24,000	314,311
Sony Corp.	28,600	1,157,316
Stanley Electric Co. Ltd.	4,900	101,215
SUMCO Corp.	1,300	96,296
Sumitomo Bakelite Co. Ltd.	5,000	37,757

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Chemical Co. Ltd.	42,000	313,600
Sumitomo Corp.	30,000	374,095
Sumitomo Electric Industries	20,000	270,730
Sumitomo Heavy Industries	17,000	142,332
Sumitomo Metal Industries Ltd.	116,000	444,851
Sumitomo Metal Mining Co. Ltd.	15,000	196,571
Sumitomo Mitsui Financial Group Inc.	173	1,816,042
Sumitomo Osaka Cement Co. Ltd.	11,000	32,593
Sumitomo Realty & Development Co. Ltd.	11,000	323,132
Sumitomo Rubber Industries	4,900	53,926
Sumitomo Titanium Corp.	600	71,365
Sumitomo Trust & Banking	36,000	376,686
Suruga Bank Ltd.	6,000	74,971
Suzuken Co. Ltd.	2,040	76,505
T&D Holdings Inc.	6,700	484,952
Taiheiyo Cement Corp.	26,000	96,186
Taisei Corp.	28,000	100,504
Taisho Pharmaceutical Co. Ltd.	5,000	95,873
Taiyo Nippon Sanso Corp.	8,000	67,928
Taiyo Yuden Co. Ltd.	3,000	45,054
Takara Holdings Inc.	5,000	29,376
Takashimaya Co. Ltd.	8,000	101,587
Takeda Pharmaceutical Co. Ltd.	25,400	1,584,745
Takefuji Corp.	3,100	142,239
Tanabe Seiyaku Co. Ltd.	6,000	75,175
TDK Corp.	3,700	296,313
Teijin Ltd.	23,000	123,835
Terumo Corp.	4,700	178,252
The Daimaru Inc.	6,000	74,108
THK Co. Ltd.	3,500	82,667
TIS Inc.	1,000	23,577
Tobu Railway Co. Ltd.	24,000	121,092
Toda Corp.	6,000	28,089
Toho Co. Ltd.	3,800	77,206
Toho Titanium Co. Ltd.	900	55,543
Tohoku Electric Power	12,700	277,922
Tokai Rika Co. Ltd.	1,700	33,029
Tokuyama Corp.	7,000	93,630
Tokyo Broadcasting System	1,000	23,323
Tokyo Electric Power Co.	34,700	998,772
Tokyo Electron Ltd.	4,700	347,352
Tokyo Gas Co. Ltd.	64,000	320,745
Tokyo Seimitsu Co. Ltd.	900	47,238
Tokyo Steel Mfg. Co. Ltd.	3,000	47,213
Tokyo Style Co. Ltd.	2,000	24,093
Tokyo Tatemono Co. Ltd.	8,000	89,939
Tokyu Corp.	31,000	213,096
Tokyu Land Corp.	12,000	113,778
TonenGeneral Sekiyu KK	9,000	81,295
Toppan Printing Co. Ltd.	16,000	177,439
Toray Industries Inc.	38,000	285,985
Toshiba Corp.	83,000	538,227

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tosoh Corp.	14,000	56,770
Toto Ltd.	9,000	84,876
Toyo Seikan Kaisha Ltd.	4,600	88,009
Toyo Suisan Kaisha Ltd.	3,000	43,251
Toyobo Co. Ltd.	17,000	44,758
Toyoda Gosei Co. Ltd.	2,000	44,021
Toyota Industries Corp.	5,500	233,270
Toyota Motor Corp.	82,300	4,472,940
Toyota Tsusho Corp.	5,500	144,804
Trend Micro Inc.	3,000	87,873
UBE Industries Ltd.	25,000	70,899
Uni-Charm Corp.	1,200	66,641
Uniden Corp.	2,000	21,079
UNY Co. Ltd.	5,000	66,286
Ushio Inc.	3,000	64,635
USS Co. Ltd.	710	45,620
Wacoal Corp.	3,000	37,791
West Japan Railway Co.	48	205,206
Yahoo! Japan Corp.	432	162,560
Yakult Honsha Co. Ltd.	3,200	94,002
Yamada Denki Co. Ltd.	2,390	239,556
Yamaha Corp.	5,100	107,289
Yamaha Motor Co. Ltd.	5,500	145,735
Yamato Holdings Co. Ltd.	11,000	159,145
Yamazaki Baking Co. Ltd.	3,000	29,079
Yaskawa Electric Corp.	6,000	58,921
Yokogawa Electric Corp.	6,000	78,832
Zeon Corp.	5,000	50,582

		78,273,131

Netherlands (3.68%)
ABN AMRO Holdings NV	51,526	1,502,763
Aegon NV	41,054	769,946
Akzo Nobel NV	7,693	473,903
ASML Holding NV (a)	13,963	326,495
Buhrmann NV	3,065	46,211
Corio NV	1,172	85,380
Fugro NV	1,585	66,788
Getronics NV	3,414	23,031
Hagemeyer NV (a)	15,589	75,908
Heineken NV	6,931	317,014
ING Groep NV	53,392	2,348,642
Koninklijke Ahold NV (a)	44,041	467,991
Koninklijke DSM NV	4,280	187,729
Koninklijke KPN NV	54,804	699,112
Koninklijke Numico NV (a)	4,932	222,018
Mittal Steel Co. NV	19,675	687,092
OCE NV	2,286	36,698
Philips Electronics NV	35,455	1,244,008
Randstad Holding NV (a)	1,345	76,595
Reed Elsevier NV	20,378	339,800
Rodamco Europe NV	1,495	174,123

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
SBM Offshore NV	3,900	105,980
TNT NV	11,852	449,515
Unilever NV-CVA	48,612	1,195,863
Vedior NV-CVA	4,907	91,904
Wereldhave NV	663	72,386
Wolters Kluwer - CVA	8,109	211,513

		12,298,408

New Zealand (0.15%)
Auckland International Airport	37,656	49,901
Contact Energy Ltd.	8,708	40,645
Fisher & Paykel Appliances Class H	6,917	16,301
Fisher & Paykel Healthcare Class C	13,842	37,499
Fletcher Building Ltd.	12,305	68,920
Kiwi Income Property Trust	13,307	11,988
Sky City Entertainment Group	11,467	39,674
Sky Network Television Ltd.	3,770	13,290
Telecom Corp. of New Zealand	55,573	157,809
The Warehouse Group Ltd.	6,267	26,306
Tower Ltd. (a)	9,053	19,148
Vector Ltd.	3,324	5,143

		486,624

Norway (0.81%)
Acergy SA (a)	5,345	91,314
Aker ASA	712	63,273
Det Norske Oljeselskap (DNO) ASA (a)	24,000	33,390
DNB NOR ASA	19,036	233,043
Frontline Ltd.	1,500	57,227
Norsk Hydro ASA	20,508	457,978
Norske Skogindustrier ASA	4,521	67,954
Ocean Rig ASA (a)	5,300	33,051
Orkla AS Class A	5,298	252,050
Pan Fish ASA (a)	70,946	55,873
Petrojarl ASA (a)	1,662	17,851
Petroleum Geo-Services (a)	1,662	80,979
Prosafe ASA	1,147	70,297
Schibsted ASA	1,284	38,560
SeaDrill Ltd. (a)	6,200	81,316
Statoil ASA	18,814	444,651
Stolt-Nielsen SA	1,018	26,516
Storebrand ASA	6,883	72,662
Tandberg ASA	3,586	38,296
Tandberg Television ASA (a)	2,212	17,997
Telenor ASA	22,252	290,143
TGS Nopec Geophysical Co. ASA (a)	2,600	41,132
Tomra Systems ASA	5,858	35,723
Yara International ASA	6,266	95,047

		2,696,323

Portugal (0.35%)
Banco BPI SA	10,426	77,738

	Shares	Value
Common Stocks (Cont.)
Portugal (Cont.)
Banco Comercial Portugues-R	61,545	191,203
Banco Espirito Santo	5,669	86,622
Brisa-Auto Estradas de Portugal SA	10,061	111,504
Cimpor-Cimentos De Portugal	6,758	48,417
Energias De Portugal SA	55,925	242,532
Jeronimo Martins	1,113	19,872
Portugal Telecom SGPS SA	22,585	282,093
PT Multimedia Servicos	2,826	34,222
Sonae Industria SGPS SA (a)	1,818	16,460
Sonae SGPS SA	26,818	46,589

		1,157,252

Singapore (0.85%)
Allgreen Properties Ltd.	14,000	14,015
Ascendas Real Estate Investment Trust	28,000	37,903
Capitaland Ltd.	36,128	114,873
Capitamall Trust	19,000	30,386
Chartered Semiconductor Mfg. Ltd. (a)	30,600	23,313
City Developments Ltd.	15,031	101,264
Comfortdelgro Corp. Ltd.	46,000	48,947
Cosco Corp. Singapore Ltd.	26,000	27,175
Creative Technology Ltd.	1,500	9,822
DBS Group Holdings Ltd.	32,445	392,220
Fraser and Neave Ltd.	26,500	69,076
Haw Par Corp. Ltd.	3,374	13,490
Jardine Cycle & Carriage Ltd.	4,015	30,335
Keppel Corp. Ltd.	16,001	149,104
Keppel Land Ltd.	9,000	28,106
Neptune Orient Lines Ltd.	13,000	16,616
Noble Group Ltd.	25,000	16,370
Olam International Ltd.	19,000	20,337
Oversea-Chinese Banking Corp.	72,000	296,931
Parkway Holdings Ltd.	22,000	38,785
Sembcorp Industries Ltd.	28,200	59,658
Sembcorp Marine Ltd.	13,000	27,338
Singapore Airlines Ltd.	15,000	137,888
Singapore Exchange Ltd.	25,000	69,888
Singapore Land Ltd.	6,000	29,655
Singapore Petroleum Co. Ltd.	4,000	11,837
Singapore Post Ltd.	38,000	24,165
Singapore Press Holdings Ltd.	44,200	114,100
Singapore Technologies Engineering	39,381	70,666
Singapore Telecommunications	202,150	310,559
SMRT Corp. Ltd.	28,000	19,569
Stats Chippac Ltd. (a)	36,000	22,100
Suntec REIT	18,000	16,773
United Overseas Bank	32,616	334,734
United Overseas Land Ltd.	12,461	27,460
Venture Corp. Ltd.	6,397	50,749
Want Want Holdings Ltd.	8,000	12,400
Wing Tai Holdings Ltd.	14,000	16,660

		2,835,267

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (4.02%)
Abertis Infraestructuras SA	6,713	176,207
AC. Acerinox	5,152	99,367
Acciona SA	801	121,885
ACS Actividades de Cons Y Serv	7,179	340,465
Aguas De Barcelona Class A	2,181	70,827
Altadis SA	7,639	362,668
Antena 3 de Television SA	2,324	47,534
Banco Bilbao Vizcaya Argentaria SA	96,602	2,235,555
Banco Popular Espanol	24,475	401,289
Banco Santander Central Hispano SA	169,559	2,681,166
Cintra Concesiones De Infrae	5,493	77,386
Corporacion Mapfre SA	2,925	61,125
Ebro Puleva SA	2,485	50,796
Endesa SA	27,109	1,153,300
Fadesa Inmobiliaria SA	1,400	62,223
Fomento De Construct Y Contra	1,379	110,164
Gamesa Corp Technologica	4,907	107,522
Gas Natural SDG SA	5,124	186,803
Grupo Ferrovial	1,726	138,761
Iberdrola SA	23,080	1,033,111
Iberia (Lineas Aer De Espana)	12,205	32,810
Inditex	6,268	292,174
Indra Sistemas SA	3,438	74,810
NH Hoteles SA	2,552	54,172
Promotora De Infom SA	2,292	37,521
Repsol YPF SA	26,147	778,164
Sacyr Vallehermoso SA	3,252	147,835
Sogecable (a)	1,287	45,940
Telefonica SA	127,066	2,202,593
Union Fenosa SA	3,885	198,434
Zeltia SA (a)	4,768	35,490

		13,418,097

Sweden (2.42%)
Alfa Laval AB	2,743	92,080
ASSA Abloy AB Class B	8,948	166,367
Atlas Copco AB Class A	9,768	256,591
Atlas Copco AB Class B	6,060	151,745
Axfood AB	665	20,191
Billerud Aktiebolag	1,796	27,327
Boliden AB	8,439	160,071
Capio AB (a)	2,902	66,331
Castellum AB	3,916	44,086
D. Carnegie & Co. AB	1,887	39,784
Electrolux AB Class B	7,753	125,899
Elekta AB Class B	2,505	47,173
Eniro AB	4,693	57,637
Ericsson LM Class B	420,720	1,458,252
Fabege AB	2,719	60,108
Getinge AB Class B	4,985	91,154
Hennes & Mauritz AB Class B	13,578	567,900
Hoganas AB Class B	736	19,484

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Holmen AB Class B	1,523	63,596
Husqvarna AB Class B (a)	7,753	91,250
Kungsleden AB	3,900	44,438
Lundin Petroleum AB (a)	5,750	60,614
Modern Times Group MTG AB Class B (a)	1,492	77,164
Nobia AB	1,404	46,940
Nordea Bank AB	60,181	788,381
OMX AB (a)	2,116	41,002
Oriflame Cosmetics SA	1,050	34,818
Sandvik AB (a)	29,125	333,850
SAS AB (a)	2,285	29,856
Scania AB Class B	2,814	167,807
Securitas AB Class B	8,524	107,013
Securitas Direct AB Class B (a)	8,524	18,611
Securitas Systems AB Class B (a)	8,524	26,753
Skandinaviska Enskilda Bank Class A	13,526	363,615
Skanska AB Class B	10,525	178,094
SKF AB Class B	11,481	168,028
SSAB Svenskt Stal AB Series A	4,584	85,385
SSAB Svenskt Stal AB Series B	1,956	34,699
Svenska Cellulosa AB Class B	5,263	241,312
Svenska Handelsbanken	14,716	397,613
Swedish Match AB	8,415	136,936
Tele2 AB Class B	8,751	88,368
Telelogic AB (a)	6,418	12,349
TeliaSonera AB	53,640	344,027
Trelleborg AB Class B	2,394	45,083
Volvo AB Class A	2,774	171,857
Volvo AB Class B	6,232	371,208
Wihlborgs Fastigheter AB	1,330	23,957
WM Data AB	10,175	35,406

		8,082,210

Switzerland (7.06%)
ABB Ltd.	56,068	737,589
Adecco SA	3,841	231,759
Ciba Specialty Chemicals AG	1,902	114,839
Clariant AG (a)	6,575	88,862
Compagnie Financiere Richemont AG Class A	14,936	719,059
Credit Suisse Group	33,787	1,954,888
Geberit AG Reg	112	136,501
Givaudan	190	152,097
Holcim Ltd.	5,680	464,230
Kudelski SA Bearer	1,008	29,826
Kuehne & Nagel International AG	1,535	106,184
Kuoni Reisen Holding (a)	78	40,109
Logitech International SA (a)	4,888	106,129
Lonza Group AG	1,044	72,302
Micronas Semiconductor (a)	1,010	22,616
Nestle SA	11,502	4,010,454

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Nobel Biocare Holding AG (a)	645	158,742
Novartis AG	66,365	3,874,321
Phonak Holding AG	1,185	74,960
PSP Swiss Property AG (a)	1,255	63,731
Rieter Holding AG	136	58,568
Roche Holding AG	20,024	3,462,105
Schindler Holding AG	1,560	81,340
Serono SA Class B	153	132,144
SGS SA	120	120,821
SIG Holding AG (a)	155	44,748
Straumann Holding AG	224	48,232
Sulzer AG	107	85,270
Swiss Reinsurance	9,668	739,916
Swisscom AG	571	190,075
Syngenta AG (a)	3,038	458,208
Synthes Inc. (a)	1,342	149,177
The Swatch Group AG	1,683	65,277
The Swatch Group AG Class B	971	187,607
UBS AG	58,953	3,526,478
Unaxis Holding AG (a)	184	61,655
Zurich Financial Services	4,135	1,016,017

		23,586,836

United Kingdom (23.75%)
3I Group PLC	13,887	243,242
Aegis Group PLC	27,692	69,348
Aggreko PLC	6,054	37,973
Alliance Boots PLC	24,050	348,983
AMEC PLC	9,756	65,395
Amvescap PLC	21,079	228,910
Anglo American PLC	40,696	1,701,482
ARM Holdings PLC	39,814	87,591
Arriva PLC	6,186	76,444
AstraZeneca PLC	44,726	2,795,332
Aviva PLC	72,376	1,061,068
BAE Systems PLC	92,030	681,065
Balfour Beatty PLC	11,946	92,097
Barclays PLC	185,273	2,338,078
Barratt Developments PLC	6,776	135,244
BBA Group PLC	14,184	70,709
Bellway PLC	3,184	76,785
BG Group PLC	99,528	1,209,420
BHP Billiton PLC	69,817	1,205,256
Bovis Homes Group PLC	3,401	58,998
BP PLC	568,351	6,193,365
Brambles Industries PLC	18,773	168,367
British Airways PLC (a)	15,321	122,490
British American Tobacco PLC	44,432	1,201,296
British Land Co. PLC	14,703	375,498
British Sky Broadcasting PLC	33,808	345,620
Brixton PLC	6,836	67,709
BT Group PLC	238,500	1,196,769
Bunzl PLC	9,724	121,712

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Burberry Group PLC	13,665	132,022
Cadbury Schweppes PLC	59,360	631,846
Capita Group PLC	18,672	191,409
Carnival PLC	4,845	231,778
Carphone Warehouse PLC	10,723	61,687
Cattles PLC	9,132	64,931
Centrica PLC	103,198	628,457
Charter PLC (a)	4,587	73,260
Close Brothers Group PLC	3,443	65,787
Cobham PLC	31,040	105,484
Collins Stewart Tullett	6,126	99,789
Compass Group PLC	60,741	305,076
Cookson Group PLC (a)	5,722	60,800
Corus Group PLC	25,082	182,214
CSR PLC (a)	3,553	56,080
Daily Mail & General Trust NV	8,451	95,968
De La Rue PLC	4,638	49,669
Diageo PLC	79,965	1,412,631
DSG International PLC	55,280	226,673
Electrocomponents PLC	13,264	69,103
EMAP PLC	6,223	87,625
EMAP PLC B Shares (a) (b)	7,468	15,381
EMI Group PLC	22,028	109,709
Enterprise Inns	9,836	194,293
First Choice Holidays PLC	13,633	50,924
FirstGroup PLC	11,683	107,350
FKI PLC	14,846	25,087
Friends Provident PLC	49,951	180,972
Gallaher Group PLC	18,708	306,144
GKN PLC	20,220	108,750
GlaxoSmithKline PLC	165,710	4,411,998
Great Portland Estates	4,679	53,002
Group 4 Securicor PLC	32,208	101,915
GUS PLC	24,878	449,966
Hammerson PLC	8,306	204,039
Hanson PLC	21,009	304,266
Hays PLC	44,196	119,574
HBOS PLC	108,527	2,147,830
HMV Group PLC	10,940	33,183
HSBC Holdings PLC	327,015	5,966,732
ICAP PLC	13,866	133,964
IMI PLC	11,221	106,466
Imperial Chemical Industries PLC	34,241	254,681
Imperial Tobacco Group PLC	20,004	666,690
Inchcape PLC	13,002	127,503
InterContinental Hotels Group PLC	11,109	194,583
International Power PLC	42,307	247,938
Intertek Group PLC	4,333	63,281
Invensys PLC (a)	21,360	83,086
Investec PLC	9,455	92,853
ITV PLC	116,811	211,603
Johnson Matthey PLC	6,371	164,497
Kelda Group PLC	10,762	171,378

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Kesa Electricals PLC	15,494	94,501
Kingfisher PLC	66,462	305,189
Ladbrokes PLC	17,309	126,069
Land Securities Group PLC	13,452	495,677
Legal and General Group PLC	186,027	496,338
Liberty International PLC	7,551	173,192
Lloyds TSB Group PLC	159,726	1,613,445
LogicaCMG PLC	32,926	95,556
London Stock Exchange Group	4,510	104,372
Man Group PLC	50,436	423,064
Marks & Spencer Group PLC	47,889	576,097
Meggitt PLC	12,910	75,417
MFI Furniture Group PLC (a)	17,686	31,790
Michael Page International PLC	10,184	73,364
Misys PLC	15,108	64,000
Mitchells & Butler	13,748	151,744
National Express Group PLC	4,162	73,174
National Grid PLC	76,998	962,316
Next PLC	6,640	235,718
Old Mutual PLC	148,981	467,232
PartyGaming PLC	29,461	59,023
Pearson PLC	22,945	326,719
Persimmon PLC	7,881	197,435
Premier Farnell PLC	9,371	31,758
Provident Financial PLC	7,546	88,375
Prudential PLC	69,255	860,358
Punch Taverns PLC	7,142	129,645
Rank Group PLC	17,010	74,765
Reckitt Benckiser PLC	17,332	718,478
Reed Elsevier PLC	36,492	404,830
Rentokil Intial PLC	51,130	140,249
Resolution PLC	19,449	224,865
Reuters Group PLC	38,818	315,798
Rexam PLC	16,028	171,507
Rio Tinto PLC	30,061	1,422,315
Rolls Royce Group (a)	50,106	424,986
Royal & Sun Alliance Insurance Group PLC	83,840	233,897
Royal Bank of Scotland Group	91,026	3,134,254
Royal Dutch Shell PLC Class A	109,613	3,616,221
Royal Dutch Shell PLC Class B	78,627	2,669,049
SABMiller PLC	25,720	480,605
Sage Group PLC	35,706	167,971
Sainsbury	41,658	292,884
Schroders PLC	3,763	65,525
Scottish & Newcastle PLC	22,809	243,427
Scottish & Southern Energy PLC	24,329	600,381
Scottish Power PLC	42,092	513,453
Serco Group PLC	12,989	91,321
Severn Trent PLC	9,855	246,519
Signet Group PLC	48,078	99,471
Slough Estates PLC	13,321	165,861
Smith & Nephew PLC	26,701	245,594

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Smiths Group PLC	15,985	268,318
Sportingbet PLC	10,532	36,333
SSL International PLC	5,753	37,701
Stagecoach Group	23,953	56,957
Standard Life PLC (a)	58,968	298,932
Tate & Lyle PLC	13,646	183,833
Taylor Woodrow PLC	16,699	110,917
Tesco PLC	225,384	1,519,192
The Berkeley Group Holdings PLC (a)	2,941	74,064
The Davis Service Group PLC	4,720	42,464
TI Automotive Ltd. (a) (b)	12,271	—
Tomkins PLC	22,763	100,904
Travis Perkins PLC	3,101	100,795
Trinity Mirror PLC	8,304	74,008
Unilever PLC	35,214	868,337
United Business Media PLC	7,938	98,465
United Utilities PLC	24,914	329,100
Vodafone Group PLC	1,500,177	3,433,827
Whitbread PLC	6,157	149,288
William Hill PLC	11,422	137,619
Wimpey (George) PLC	10,939	106,095
Wolseley PLC	17,036	359,164
WPP Group PLC	34,077	422,383
Xstrata PLC	13,122	542,237
Yell Group PLC	21,540	240,168

		79,305,068

Total Common Stocks
(cost $252,731,778)		331,116,432

Preferred Stocks (0.27%)
Germany (0.25%)
Henkel KGaA	1,703	236,810
Porsche AG PFD	223	230,982
ProSiebenSat.1 Media AG	2,408	66,718
RWE AG-Non Voting PFD	1,153	96,671
Volkswagen AG PFD	3,066	181,368

		812,549

Italy (0.02%)
Compagnia Assicuratrice Unipol SpA	25,461	75,388

Total Preferred Stocks
(cost $498,692)		887,937

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.00%) (c)
Investors Triparty Repurchase Agreements, (d) 4.650%, to be repurchased at $5,911 on 10/02/2006	5,909	5,909

Total Repurchase Agreement
(cost $5,909)		5,909

TOTAL INVESTMENTS (99.41%)
(cost $253,236,379)		332,010,278
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.59%)		1,970,328

NET ASSETS (100.0%)		$333,980,606

(a)	Non-income producing security.

(b)	Security valued at fair value.

(c)	Represents less than 0.005% of net assets.

(d)	Repurchase agreement is fully collateralized by U.S. Treasury securities with a coupon rate of 3.375%, a maturity date of February 15, 2008 and a market value of $6,027 as of September 30, 2006.

(e)	At September 30, 2006 cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$111,249,352	33.51%
British Pound	79,305,068	23.88%
Japanese Yen	78,273,131	23.58%
Swiss Franc	23,586,835	7.10%
Australian Dollar	17,279,807	5.20%
Swedish Krone	8,082,210	2.43%
Hong Kong Dollar	5,664,257	1.71%
Singapore Dollar	2,822,867	0.85%
Norwegian Krone	2,696,323	0.81%
Danish Krone	2,545,495	0.77%
New Zealand Dollar	486,624	0.15%
United States Dollar	18,309	0.01%

Total Investments	$332,010,278	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$99,763,814	29.87%
Consumer Discretionary	39,925,681	11.96%
Industrials	35,211,691	10.54%
Materials	26,850,404	8.04%
Energy	26,431,789	7.91%
Health Care	25,315,766	7.58%
Consumer Staples	24,737,482	7.41%
Information Technology	18,717,193	5.60%
Telecommunication Services	18,253,946	5.47%
Utilities	16,796,603	5.03%

Total Stocks	332,004,369	99.41%
Repurchase Agreement (c)	5,909	0.00%
Cash and Other Assets, net of Liabilities	1,970,328	0.59%

Net Assets	$333,980,606	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Shares	Value
Registered Investment Companies (99.83%)
State Farm Variable Product Trust Bond Fund (38.22%) (a)	3,575,681	$35,435,001
State Farm Variable Product Trust Large Cap Equity Index Fund (61.61%) (a)	4,174,592	57,108,414

Total Registered Investment Companies
(cost $88,792,046)		92,543,415

Short-term Investments (0.19%)
JPMorgan Treasury Plus Money Market Fund (b)	172,765	172,765

Total Short-term Investments
(cost $172,765)		172,765

TOTAL INVESTMENTS (100.02%)
(cost $88,964,811)		92,716,180
LIABILITIES, NET OF OTHER ASSETS (-0.02%)		(17,329)

NET ASSETS (100.00%)		$92,698,851

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

(b)	Investment in this registered investment company was discontinued due to investment restrictions stated in the Trust’s Statement of Additional Information.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (73.54%)
Aerospace/Defense (1.07%)
TRW Inc.
6.730%, 07/11/2007	$900,000	$904,865
General Dynamics Corp.
3.000%, 05/15/2008	1,000,000	965,882

		1,870,747

Agriculture, Foods, & Beverage (6.33%)
Bottling Group LLC
2.450%, 10/16/2006	1,000,000	999,025
General Mills Inc.
5.125%, 02/15/2007	1,000,000	998,776
Dean Foods Co.
8.150%, 08/01/2007	1,000,000	1,013,750
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	956,338
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	968,943
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,055,750
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,010,705
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,043,637
Hershey Co.
5.300%, 09/01/2011	500,000	503,833
ConAgra Foods Inc.
6.750%, 09/15/2011	1,000,000	1,055,672
Kraft Foods Inc.
5.625%, 11/01/2011	1,000,000	1,010,345
Hershey Co.
5.450%, 09/01/2016	500,000	505,692

		11,122,466

Automotive (3.36%)
Toyota Motor Credit
5.650%, 01/15/2007	1,000,000	1,000,534
General Motors Acceptance Corp.
6.150%, 04/05/2007	1,500,000	1,498,290
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	972,434
7.375%, 02/01/2011	1,000,000	959,828
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	507,079
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011	1,000,000	972,500

		5,910,665

Banks (7.05%)
JPMorgan Chase & Co.
5.350%, 03/01/2007	1,000,000	999,654
Bank One Corp.
2.625%, 06/30/2008	1,000,000	957,433

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York
5.050%, 03/03/2009	$500,000	$496,620
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	971,517
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,453,866
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	495,250
Bank of New York
4.950%, 01/14/2011	1,000,000	991,934
Wachovia Corp.
5.350%, 03/15/2011	500,000	503,429
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,011,945
Royal Bank of Canada
5.650%, 07/20/2011	500,000	510,693
Bank of America Corp.
5.375%, 08/15/2011	500,000	504,370
Wachovia Corp.
5.700%, 08/01/2013	500,000	511,426
US Bank NA
4.950%, 10/30/2014	500,000	486,505
Fifth Third Bank
4.750%, 02/01/2015	500,000	477,289
Suntrust Banks Inc.
5.000%, 09/01/2015	500,000	484,738
Wachovia Bank NA
5.600%, 03/15/2016	500,000	504,559
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	513,186
Bank of America NA
6.000%, 06/15/2016	500,000	521,348

		12,395,762

Building Materials & Construction (2.78%)
Lafarge SA
6.150%, 07/15/2011	500,000	510,734
CRH America Inc.
5.625%, 09/30/2011	500,000	500,501
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	964,329
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	958,094
Masco Corp.
4.800%, 06/15/2015	500,000	454,644
Hanson PLC
6.125%, 08/15/2016	500,000	503,338
CRH America Inc.
6.000%, 09/30/2016	1,000,000	1,001,403

		4,893,043

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (3.40%)
Praxair Inc.
6.900%, 11/01/2006	$1,000,000	$1,001,077
The Dow Chemical Co.
5.750%, 12/15/2008	1,000,000	1,011,514
Great Lakes Chemical Corp.
7.000%, 07/15/2009	2,000,000	2,075,000
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	960,204
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	933,447

		5,981,242

Commercial Service/Supply (1.38%)
RR Donnelley & Sons Co.
3.750%, 04/01/2009	1,000,000	952,419
4.950%, 05/15/2010	500,000	486,172
First Data Corp.
4.500%, 06/15/2010	500,000	488,235
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	503,309

		2,430,135

Consumer & Marketing (4.01%)
Newell Rubbermaid Inc.
4.625%, 12/15/2009	1,000,000	977,589
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,068,270
Avon Products Inc.
5.125%, 01/15/2011	500,000	495,893
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,032,595
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,018,028
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	477,718
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	990,427
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	984,106

		7,044,626

Electronic/Electrical Mfg. (1.43%)
Emerson Electric Co.
5.500%, 09/15/2008	500,000	503,041
5.750%, 11/01/2011	1,000,000	1,026,532
General Electric Co.
5.000%, 02/01/2013	1,000,000	988,701

		2,518,274

Financial Services (5.07%)
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	998,378

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Household Finance Corp.
4.125%, 11/16/2009	$1,000,000	$969,787
Citigroup Inc.
4.125%, 02/22/2010	500,000	485,002
SLM Corp.
4.500%, 07/26/2010	1,000,000	973,702
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	987,493
American Express Credit
5.000%, 12/02/2010	1,000,000	996,583
SLM Corp.
5.450%, 04/25/2011	500,000	503,070
HSBC Finance Corp.
5.700%, 06/01/2011	500,000	508,927
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	507,953
American Express Co.
5.250%, 09/12/2011	500,000	501,293
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	486,981
Citigroup Inc.
5.300%, 01/07/2016	500,000	497,166
Western Union Co. (a)
5.930%, 10/01/2016	500,000	504,115

		8,920,450

Forest Products & Paper (0.84%)
Weyerhaeuser Co.
6.125%, 03/15/2007	1,000,000	1,001,113
International Paper Co.
4.000%, 04/01/2010	500,000	479,679

		1,480,792

Health Care (7.53%)
GlaxoSmithKline
2.375%, 04/16/2007	1,000,000	983,609
Eli Lilly & Co.
2.900%, 03/15/2008	1,000,000	968,440
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	977,516
Abbott Laboratories
5.400%, 09/15/2008	500,000	502,401
3.500%, 02/17/2009	500,000	482,405
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	980,261
Amgen Inc.
4.000%, 11/18/2009	1,000,000	969,383
Baxter FinCo BV
4.750%, 10/15/2010	1,000,000	982,385
Abbott Laboratories
5.600%, 05/15/2011	500,000	508,898

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Merck & Co. Inc.
4.375%, 02/15/2013	$1,000,000	$947,925
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	959,230
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	501,627
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	1,006,589
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	956,648
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	477,237
Abbott Laboratories
5.875%, 05/15/2016	500,000	517,974
Baxter International Inc.
5.900%, 09/01/2016	500,000	513,513

		13,236,041

Machinery & Manufacturing (5.55%)
Cooper Industries Inc.
5.250%, 07/01/2007	1,000,000	995,545
Dover Corp.
6.250%, 06/01/2008	1,425,000	1,448,531
BF Goodrich Co.
6.600%, 05/15/2009	1,000,000	1,028,143
Honeywell International Inc.
7.500%, 03/01/2010	1,000,000	1,072,422
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,464,961
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	990,117
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,053,042
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	486,743
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	714,520
Caterpillar Inc.
5.700%, 08/15/2016	500,000	510,157

		9,764,181

Media & Broadcasting (3.43%)
The Walt Disney Co.
5.500%, 12/29/2006	1,000,000	1,000,596
New York Times Co.
4.500%, 03/15/2010	500,000	486,337
Gannett Co.
5.750%, 06/01/2011	1,000,000	1,008,835
Knight-Ridder Inc.
7.125%, 06/01/2011	1,000,000	1,042,963
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,018,725

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
New York Times Co.
5.000%, 03/15/2015	$500,000	$470,066
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	1,007,143

		6,034,665

Mining & Metals (2.20%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	948,557
Alcan Inc.
6.450%, 03/15/2011	500,000	520,291
BHP Billiton Finance
4.800%, 04/15/2013	1,000,000	971,480
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	952,697
Alcan Inc.
5.000%, 06/01/2015	500,000	476,961

		3,869,986

Oil & Gas (3.17%)
ChevronTexaco Capital Co.
3.500%, 09/17/2007	1,000,000	984,466
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,535,826
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,051,702
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	981,033
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	1,011,948

	100,000,000	5,564,975

Retailers (4.48%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	973,291
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	981,157
CVS Corp.
4.000%, 09/15/2009	1,000,000	964,489
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	963,816
Wal-Mart Stores Inc.
4.000%, 01/15/2010	500,000	484,496
Home Depot Inc.
4.625%, 08/15/2010	500,000	490,666
5.200%, 03/01/2011	500,000	500,950
CVS Corp.
5.750%, 08/15/2011	500,000	506,508
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	973,050

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Target Corp.
5.875%, 07/15/2016	$1,000,000	$1,036,397

		7,874,820

Telecom & Telecom Equipment (4.25%)
Cingular Wireless
5.625%, 12/15/2006	1,000,000	1,000,023
Verizon Wireless
5.375%, 12/15/2006	1,000,000	999,643
SBC Communications Inc.
5.300%, 11/15/2010	1,000,000	997,057
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,002,667
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,004,209
Deutsche Telekom International Finance
5.375%, 03/23/2011	500,000	497,562
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	1,002,411
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	963,853

		7,467,425

Utilities & Energy (6.21%)
Virginia Electric & Power
5.375%, 02/01/2007	1,000,000	999,213
Georgia Power
4.875%, 07/15/2007	1,000,000	996,570
Pacificorp
4.300%, 09/15/2008	1,000,000	985,014
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	958,176
Commonwealth Edison
4.740%, 08/15/2010	1,000,000	979,954
Southern California Gas
4.375%, 01/15/2011	1,000,000	967,925
Appalachian Power Co.
5.550%, 04/01/2011	500,000	502,973
Duke Energy Corp.
6.250%, 01/15/2012	500,000	520,437
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	486,475
Union Electric Co.
5.500%, 05/15/2014	1,000,000	999,135
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	983,259
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,026,963

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison
5.950%, 08/15/2016	$500,000	$506,919

		10,913,013

Total Corporate Bonds
(cost $ 129,840,963)		129,293,308

Taxable Municipal Bonds (0.55%)
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	973,330

Total Taxable Municipal Bonds
(cost $1,000,000)		973,330

Government Agency Securities (10.82%) (b)
Federal Home Loan Mortgage Corp.
5.125%, 10/15/2008	4,000,000	4,011,224
6.625%, 09/15/2009	2,000,000	2,090,918
4.500%, 07/15/2013	1,500,000	1,460,898
5.200%, 03/05/2019	2,000,000	1,944,392
5.300%, 05/12/2020	2,000,000	1,929,758
Federal National Mortgage Association
7.125%, 03/15/2007	2,000,000	2,015,938
6.625%, 10/15/2007	2,000,000	2,029,786
3.250%, 08/15/2008	1,500,000	1,454,036
6.625%, 09/15/2009	2,000,000	2,093,068

Total Government Agency Securities
(cost $18,947,760)		19,030,018

U.S. Treasury Obligations (13.74%)
U.S. Treasury Notes
3.500%, 11/15/2006	5,000,000	4,991,405
6.625%, 05/15/2007	3,000,000	3,029,181
5.625%, 05/15/2008	1,000,000	1,013,633
6.000%, 08/15/2009	3,000,000	3,109,569
6.500%, 02/15/2010	3,000,000	3,174,024
5.000%, 08/15/2011	3,000,000	3,057,774
4.000%, 11/15/2012	3,000,000	2,905,782
3.875%, 02/15/2013	3,000,000	2,881,524

Total U.S. Treasury Obligations
(cost $24,717,166)		24,162,892

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2006

(Unaudited)

	Shares	Value
Short-term Investments (0.26%)
JPMorgan Treasury Plus Money Market Fund	452,800	$452,800

Total Short-term Investments
(cost $452,800)		452,800

TOTAL INVESTMENTS (98.91%)
(cost $174,958,689)		173,912,348
OTHER ASSETS, NET OF LIABILITIES (1.09%)		1,907,475

NET ASSETS (100.00%)		$175,819,823

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of this security amounted to $504,115 or 0.29% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2006

(Unaudited)

	Principal amount	Value
Short-term Investments (100.15%)
Automotive (19.59%)
Toyota Motor Credit Corp.
5.240%, 10/11/2006	$2,320,000	$2,316,285
FCAR Owner Trust Series I
5.270%, 11/07/2006	2,350,000	2,336,927
New Center Asset Trust
5.270%, 10/25/2006	2,350,000	2,341,400
American Honda Finance Corp.
5.210%, 11/13/2006	2,358,000	2,342,985

		9,337,597

Chemicals (2.09%)
E.I. du Pont de Nemours and Co. (a)
5.200%, 10/24/2006	1,000,000	996,533

Commercial Service/Supply (3.06%)
Pitney Bowes Inc. (a)
5.200%, 10/23/2006	1,465,000	1,460,133

Financial Services (24.42%)
Citigroup Funding
5.300%, 10/02/2006	2,350,000	2,349,308
Caterpillar Financial Services Corp.
5.190%, 10/10/2006	2,330,000	2,326,641
General Electric Capital Corp.
5.250%, 11/02/2006	2,352,000	2,340,681
Chevron Funding Corp.
5.210%, 10/19/2006	2,340,000	2,333,566
HSBC Finance Corp.
5.220%, 10/31/2006	2,300,000	2,289,661

		11,639,857

Government Agency Securities (41.40%) (b)
Federal National Mortgage Association
5.140%, 10/16/2006	1,000,000	997,716
Federal Home Loan Discount Note
5.220%, 10/23/2006	1,600,000	1,594,664
5.145%, 11/03/2006	1,340,000	1,333,489
5.150%, 11/08/2006	2,000,000	1,988,842
5.145%, 11/14/2006	3,000,000	2,980,706
5.145%, 11/21/2006	1,500,000	1,488,852
5.140%, 11/22/2006	3,436,000	3,409,999
5.150%, 11/29/2006	2,000,000	1,982,833
5.095%, 11/30/2006	2,000,000	1,982,717
5.085%, 12/27/2006	2,000,000	1,975,140

		19,734,958

	Shares or principal amount	Value
Short-term Investments (Cont.)
Health Care (2.62%)
Abbott Laboratories (a)
5.200%, 10/03/2006	$1,250,000	$1,249,459

Registered Investment Companies (2.09%)
JPMorgan Treasury Plus Money Market
Fund	995,862	995,862

Telecom & Telecom Equipment (4.88%)
BellSouth Corp.
5.235%, 10/27/2006	2,336,000	2,326,828

Total Short-term Investments
(cost $47,741,227)		47,741,227

TOTAL INVESTMENTS (100.15%)
(cost $47,741,227)		47,741,227
LIABILITIES, NET OF OTHER ASSETS (-0.15%)		(73,360)

NET ASSETS (100.00%)		$47,667,867

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $3,706,125 or 7.77% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

54

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of September 30, 2006. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets plus any borrowing in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The Small Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of the value of its net assets plus any borrowing in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Fund invests typically have market capitalizations in the same range as found in the Russell 2000 Index® (the “Russell 2000”)1.

The International Equity Fund seeks long-term growth of capital. The Fund invests primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The Fund may also invest in companies located in other countries. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (Large Cap Index Fund) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)2 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (Small Cap Index Fund) seeks to match the performance of the Russell 2000. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Index Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

1)	The Russell 2000® Index is a trademark/service mark, and Russell ™ is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(2)	“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain bid price quotations from brokers or dealers in the securities or quotations from an independent pricing service for non-U.S. equity securities in certain circumstances. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of September 30, 2006.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of September 30, 2006, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$31,044,275	$2,826,825	$(427,021)	$2,399,804
Small Cap Equity Fund	27,532,997	2,216,161	(2,407,691)	(191,530)
International Equity Fund	30,553,389	5,565,428	(660,697)	4,904,731
Large Cap Index Fund	521,536,756	118,077,504	(75,986,987)	42,090,517
Small Cap Index Fund	233,638,927	65,161,495	(25,493,339)	39,668,156
International Index Fund	256,213,286	101,475,853	(25,678,861)	75,796,992
Balanced Fund	88,964,811	4,426,497	(675,128)	3,751,369
Bond Fund	174,958,689	1,545,864	(2,592,205)	(1,046,341)
Money Market Fund	47,741,227	—	—	—

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2006. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap Index, Small Cap Index, and International Index Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Futures and foreign currency contracts

The International Index Fund had the following open forward foreign currency contracts at September 30, 2006:

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
157,894	Euro	1	10/02/2006	200,217	$(217)

				Total	$(217)

The International Equity Fund had the following open forward foreign currency contracts at September 30, 2006:

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
185,214	Australian Dollar	1	10/25/2006	138,092	$44
24,142	British Pound	3	10/02/2006-10/04/2006	45,201	(75)
300,508	Euro	5	10/02/2006-01/11/2007	381,595	(699)
126,607,973	Japanese Yen	6	10/02/2006-01/11/2007	1,075,131	(114)
57,163	Swiss Franc	3	10/02/2006-10/04/2006	45,715	97

				Total	$(747)

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2006:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration month	Unrealized gain (loss)
Large Cap Index Fund	S&P 500 Index Mini	73	$4,842,315	$4,910,710	Long	December ‘06	$68,395

Small Cap Index Fund	Russell 2000 Index Mini	39	2,867,651	2,855,190	Long	December ‘06	$(12,461)

International Index Fund	TOPIX Index	2	278,744	273,578	Long	December ‘06	(5,166)
International Index Fund	DJ Euro Stoxx 50	4	192,800	198,272	Long	December ‘06	5,472
International Index Fund	EMINI MSCI EAFE Index	6	565,980	570,450	Long	December ‘06	4,470
International Index Fund	FTSE 100 Index	4	442,779	447,299	Long	December ‘06	4,520

Total							$9,296

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 11/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 11/28/06

By	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date 11/28/06